UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Balanced Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Balanced Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	17
Officers and Trustees	20
Important Notices	21

Eaton Vance
Balanced Fund
June 30, 2012
Performance1,2

Portfolio Managers Charles Gaffney, Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	4/1/1932	6.15%	3.34%	1.23%	6.01%
Class A with 5.75% Maximum Sales Charge	—	0.07	-2.64	0.04	5.38
Class B at NAV	11/2/1993	5.89	2.68	0.45	5.22
Class B with 5% Maximum Sales Charge	—	0.89	-2.32	0.11	5.22
Class C at NAV	11/2/1993	5.87	2.68	0.49	5.24
Class C with 1% Maximum Sales Charge	—	4.87	1.68	0.49	5.24

S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%
Barclays Capital U.S. Aggregate Index	—	2.37	7.47	6.79	5.63

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C

			1.17%	1.92%	1.92%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Balanced Fund
June 30, 2012
Fund Profile4

Asset Allocation (% of total investments)

Fixed Income-Allocation (% of total investments)

Equity Investments-Sector Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Balanced Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in one or more affiliated investment companies (Portfolios). Investments in Large-Cap Core Research Portfolio represented approximately 64% of the Fund’s net assets, while Investment Grade Income Portfolio represented approximately 36% of the Fund’s net assets. References to investments are to the Fund’s pro-rated share of the aggregate holdings of each Portfolio, reduced by the Eaton Vance Cash Collateral Fund, LLC balance, which is maintained pursuant to Investment Grade Income Portfolio’s securities lending program.

[5]	Depiction does not reflect the Large-Cap Core Research Portfolio’s option positions.

Fund profile subject to change due to active management.

4

Eaton Vance
Balanced Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,061.50	$6.05	1.18%
Class B	$1,000.00	$1,058.90	$9.88	1.93%
Class C	$1,000.00	$1,058.70	$9.88	1.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.92	1.18%
Class B	$1,000.00	$1,015.30	$9.67	1.93%
Class C	$1,000.00	$1,015.30	$9.67	1.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Balanced Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Investment Grade Income Portfolio, at value (identified cost, $68,535,003)	$70,453,581
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $110,975,733)	127,454,778
Receivable for Fund shares sold	161,021

Total assets	$198,069,380

Liabilities

Payable for Fund shares redeemed	$215,079
Payable to affiliates:
Distribution and service fees	64,112
Administration fee	1,486
Accrued expenses	78,883

Total liabilities	$359,560

Net Assets	$197,709,820

Sources of Net Assets

Paid-in capital	$187,339,628
Accumulated net realized loss from Portfolios	(7,586,729)
Accumulated distributions in excess of net investment income	(440,702)
Net unrealized appreciation from Portfolios	18,397,623

Total	$197,709,820

Class A Shares

Net Assets	$157,572,589
Shares Outstanding	21,702,386
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.70

Class B Shares

Net Assets	$11,808,661
Shares Outstanding	1,624,883
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.27

Class C Shares

Net Assets	$28,328,570
Shares Outstanding	3,882,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Balanced Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolios (net of foreign taxes, $5,779)	$1,241,024
Interest allocated from Portfolios	1,239,049
Securities lending income allocated from Portfolios, net	1,221
Expenses allocated from Portfolios	(673,375)

Total investment income from Portfolios	$1,807,919

Expenses

Administration fee	$39,542
Distribution and service fees
Class A	198,317
Class B	62,872
Class C	145,215
Trustees’ fees and expenses	125
Custodian fee	19,508
Transfer and dividend disbursing agent fees	129,811
Legal and accounting services	22,808
Printing and postage	15,884
Registration fees	21,355
Miscellaneous	5,051

Total expenses	$660,488

Net investment income	$1,147,431

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$10,888,349
Written options	11,269

Net realized gain	$10,899,618

Change in unrealized appreciation (depreciation) —
Investments	$(99,020)
Written options	(3,895)
Foreign currency	(78)

Net change in unrealized appreciation (depreciation)	$(102,993)

Net realized and unrealized gain	$10,796,625

Net increase in net assets from operations	$11,944,056

See Notes to Financial Statements.
7

Eaton Vance
Balanced Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$1,147,431	$2,896,192
Net realized gain from investment transactions, written options, swap contracts and foreign currency transactions	10,899,618	5,352,118
Net change in unrealized appreciation (depreciation) from investments, written options, swap contracts and foreign currency	(102,993)	(5,476,085)

Net increase in net assets from operations	$11,944,056	$2,772,225

Distributions to shareholders —
From net investment income
Class A	$(1,628,461)	$(2,839,405)
Class B	(80,039)	(136,890)
Class C	(187,257)	(289,617)

Total distributions to shareholders	$(1,895,757)	$(3,265,912)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,048,385	$16,554,000
Class B	418,226	2,372,581
Class C	1,822,389	6,436,855
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,289,292	2,184,494
Class B	60,221	99,656
Class C	160,566	243,845
Cost of shares redeemed
Class A	(13,336,142)	(42,707,482)
Class B	(1,076,923)	(3,239,245)
Class C	(3,599,864)	(9,685,027)
Net asset value of shares exchanged
Class A	1,157,081	2,259,595
Class B	(1,157,081)	(2,259,595)

Net decrease in net assets from Fund share transactions	$(8,213,850)	$(27,740,323)

Net increase (decrease) in net assets	$1,834,449	$(28,234,010)

Net Assets

At beginning of period	$195,875,371	$224,109,381

At end of period	$197,709,820	$195,875,371

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(440,702)	$307,624

See Notes to Financial Statements.
8

Eaton Vance
Balanced Fund

June 30, 2012

Financial Highlights

			Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$6.910		$6.940	$6.470	$5.350		$7.960	$7.600

Income (Loss) From Operations

Net investment income(1)	$0.047		$0.107	$0.093	$0.089		$0.135	$0.137
Net realized and unrealized gain (loss)	0.377		(0.016)	0.477	1.124		(2.479)	1.067

Total income (loss) from operations	$0.424		$0.091	$0.570	$1.213		$(2.344)	$1.204

Less Distributions

From net investment income	$(0.074)		$(0.121)	$(0.100)	$(0.093)		$(0.133)	$(0.158)
From net realized gain	—		—	—	—		(0.133)	(0.686)

Total distributions	$(0.074)		$(0.121)	$(0.100)	$(0.093)		$(0.266)	$(0.844)

Net asset value — End of period	$7.260		$6.910	$6.940	$6.470		$5.350	$7.960

Total Return(2)	6.15	%(3)	1.31%	8.92%	22.99%		(30.27)%	16.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$157,573		$154,498	$176,533	$194,130		$181,381	$223,779
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.18	%(6)	1.14%	1.19%	1.23%		1.14%	1.15	%(7)
Net investment income	1.30	%(6)	1.54%	1.42%	1.57%		1.96%	1.69%
Portfolio Turnover of the Fund(8)	1	%(3)	3%	1%	96%		22%	12%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—		293%	175%
Portfolio Turnover of Investment Grade Income Portfolio	47	%(3)	100%	91%	94%		70%	130%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	56%		61%	35%
Portfolio Turnover of Large-Cap Core Research Portfolio	53	%(3)	64%	44%	10	%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
9

Eaton Vance
Balanced Fund

June 30, 2012

Financial Highlights — continued

			Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$6.910		$6.940	$6.480	$5.360		$7.960	$7.600

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.055	$0.044	$0.047		$0.083	$0.076
Net realized and unrealized gain (loss)	0.387		(0.018)	0.466	1.122		(2.469)	1.068

Total income (loss) from operations	$0.407		$0.037	$0.510	$1.169		$(2.386)	$1.144

Less Distributions

From net investment income	$(0.047)		$(0.067)	$(0.050)	$(0.049)		$(0.081)	$(0.098)
From net realized gain	—		—	—	—		(0.133)	(0.686)

Total distributions	$(0.047)		$(0.067)	$(0.050)	$(0.049)		$(0.214)	$(0.784)

Net asset value — End of period	$7.270		$6.910	$6.940	$6.480		$5.360	$7.960

Total Return(2)	5.89	%(3)	0.53%	7.92%	22.01%		(30.68)%	15.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,809		$12,903	$15,982	$18,889		$20,127	$33,911
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.93	%(6)	1.89%	1.94%	1.98%		1.90%	1.90	%(7)
Net investment income	0.55	%(6)	0.78%	0.67%	0.83%		1.19%	0.94%
Portfolio Turnover of the Fund(8)	1	%(3)	3%	1%	96%		22%	12%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—		293%	175%
Portfolio Turnover of Investment Grade Income Portfolio	47	%(3)	100%	91%	94%		70%	130%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	56%		61%	35%
Portfolio Turnover of Large-Cap Core Research Portfolio	53	%(3)	64%	44%	10	%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
10

Eaton Vance
Balanced Fund

June 30, 2012

Financial Highlights — continued

			Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$6.940		$6.970	$6.490	$5.370		$7.980	$7.620

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.055	$0.044	$0.047		$0.084	$0.076
Net realized and unrealized gain (loss)	0.387		(0.018)	0.486	1.122		(2.480)	1.068

Total income (loss) from operations	$0.407		$0.037	$0.530	$1.169		$(2.396)	$1.144

Less Distributions

From net investment income	$(0.047)		$(0.067)	$(0.050)	$(0.049)		$(0.081)	$(0.098)
From net realized gain	—		—	—	—		(0.133)	(0.686)

Total distributions	$(0.047)		$(0.067)	$(0.050)	$(0.049)		$(0.214)	$(0.784)

Net asset value — End of period	$7.300		$6.940	$6.970	$6.490		$5.370	$7.980

Total Return(2)	5.87	%(3)	0.54%	8.21%	21.98%		(30.72)%	15.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,329		$28,474	$31,594	$34,963		$32,925	$29,286
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.93	%(6)	1.89%	1.94%	1.98%		1.90%	1.90	%(7)
Net investment income	0.55	%(6)	0.79%	0.67%	0.83%		1.23%	0.94%
Portfolio Turnover of the Fund(8)	1	%(3)	3%	1%	96%		22%	12%
Portfolio Turnover of Capital Growth Portfolio	—		—	—	—		293%	175%
Portfolio Turnover of Investment Grade Income Portfolio	47	%(3)	100%	91%	94%		70%	130%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	—	56%		61%	35%
Portfolio Turnover of Large-Cap Core Research Portfolio	53	%(3)	64%	44%	10	%(9)	—	—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more of the Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the start of business, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Balanced Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (58.0% and 68.2%, respectively, at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

12

Eaton Vance
Balanced Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $16,164,574 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $257,907 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only

13

Eaton Vance
Balanced Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2012, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $581,941 or 0.58% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund. Effective June 15, 2012, the Fund is authorized to pay EVM an administration fee of 0.04% of its average daily net assets. For the period from October 22, 2007 through June 14, 2012, the Fund was authorized to pay EVM an administration fee of up to 0.10% of its average daily net assets subject to a fee reduction whereby EVM agreed to reduce such fee to the extent the Fund’s combined advisory and administration fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. For the six months ended June 30, 2012, the administration fee was 0.04% (annualized) of the Fund’s average daily net assets and amounted to $39,542. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $10,887 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $10,964 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $198,317 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $47,154 and $108,911 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $198,000 and $4,585,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $15,718 and $36,304 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $1,000, $11,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

14

Eaton Vance
Balanced Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Grade Income Portfolio	$546,772	$4,419,262
Large-Cap Core Research Portfolio	1,113,952	8,305,721

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	833,258	2,359,398
Issued to shareholders electing to receive payments of distributions in Fund shares	178,392	315,206
Redemptions	(1,839,712)	(6,068,362)
Exchange from Class B shares	160,120	323,426

Net decrease	(667,942)	(3,070,332)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	57,723	337,983
Issued to shareholders electing to receive payments of distributions in Fund shares	8,302	14,370
Redemptions	(147,883)	(463,980)
Exchange to Class A shares	(160,102)	(323,490)

Net decrease	(241,960)	(435,117)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	249,984	911,398
Issued to shareholders electing to receive payments of distributions in Fund shares	22,043	35,037
Redemptions	(492,476)	(1,375,391)

Net decrease	(220,449)	(428,956)

15

Eaton Vance
Balanced Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2012 and December 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

16

Eaton Vance
Balanced Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Eaton Vance
Balanced Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the “Portfolios”), the portfolios in which Eaton Vance Balanced Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. For Large-Cap Core Research Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

18

Eaton Vance
Balanced Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/pr paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

19

Eaton Vance
Balanced Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance
Balanced Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162-8/12	BALSRC

Eaton Vance Commodity Strategy Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Commodity Strategy Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	30
Officers and Trustees	33
Important Notices	34

Eaton Vance
Commodity Strategy Fund
June 30, 2012
Performance1,2

Portfolio Manager John B. Brynjolfsson, CFA, Armored Wolf, LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception

Class A at NAV	4/8/2010	–3.71%	–15.10%	–0.44%
Class A with 4.75% Maximum Sales Charge	—	–8.26	–19.12	–2.59
Class C at NAV	4/8/2010	–4.09	–15.73	–1.24
Class C with 1% Maximum Sales Charge	—	–5.05	–16.55	–1.24
Class I at NAV	4/8/2010	–3.60	–14.90	–0.27

Dow Jones-UBS Commodity Index Total Return	4/8/2010	–3.70%	–14.32%	0.20%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	1.52%	2.27%	1.27%
Net	1.50	2.25	1.25
Fund Profile

Asset Allocation (% of net assets; excluding derivatives and options)

Additional Fund Commodity Exposure (% of net assets)4

Platinum	1.02%
Soybeans	0.03
Silver	0.02
Nickel	0.01
Sugar	0.01
Live Cattle	0.00 *
Zinc	0.00 *
Soybean Oil	0.00 *
Corn	0.00 *
RBOB Gasoline**	(0.01)
Natural Gas	(0.01)
Cotton	(0.01)
Coffee	(0.01)
Heating Oil	(0.02)
Lean Hogs	(0.03)
Crude Oil-WTI	(0.03)
Wheat	(0.12)
Aluminum	(0.25)
Copper	(0.55)
Gold	(1.09)
Crude Oil-Brent	(1.46)

*	Amount is less than 0.005%

**	RBOB=Reformulated Blendstock for Oxygenate Blending
Commodity Exposure of Dow Jones-UBS Commodity Index4,5

Agriculture	32.43%
Soybeans	8.75
Corn	6.74
Wheat	6.22
Soybean Oil	3.62
Sugar	3.51
Coffee	2.05
Cotton	1.54

Energy	29.79
Natural Gas	10.19
Crude Oil-WTI	8.41
Crude Oil-Brent	4.77
Unleaded Gasoline	3.26
Heating Oil	3.17

Industrial Metals	18.72%
Copper	7.44
Aluminum	5.62
Zinc	3.28
Nickel	2.38

Precious Metals	12.81
Gold	10.06
Silver	2.76

Livestock	6.23
Live Cattle	3.77
Lean Hogs	2.47
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Commodity Strategy Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Dow Jones-UBS Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Commodity Exposure reflects the composition of the Dow Jones-UBS Commodity Index at 6/30/12 to which the Fund’s exposure was approximately 101% of its net assets through total return swaps (derived based on notional amounts plus or minus unrealized appreciation (depreciation)). Additional Fund Commodity Exposure reflects the Fund’s exposure to commodities and commodity indices through total return swaps (other than the Dow Jones-UBS Commodity Index), commodity futures contracts and forward commodity contracts.

[5]	Percentages may not total 100% due to rounding.

Fund profile subject to change due to active management.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$962.90	$7.32	**	1.50%
Class C	$1,000.00	$959.10	$10.96	**	2.25%
Class I	$1,000.00	$964.00	$6.10	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.52	**	1.50%
Class C	$1,000.00	$1,013.70	$11.27	**	2.25%
Class I	$1,000.00	$1,018.60	$6.27	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 16.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace & Defense — 0.1%

Esterline Technologies Corp., 6.625%, 3/1/17	$120	$124,650

		$124,650

Airlines — 0.1%

US Airways 2012-1, Class A, PTT, 5.90%, 10/1/24	$275	$281,531

		$281,531

Auto Manufacturers — 0.1%

Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$300	$309,750

		$309,750

Banks — 0.8%

Ally Financial, Inc., 4.50%, 2/11/14	$325	$330,281
Ally Financial, Inc., 4.625%, 6/26/15	138	138,970
Ally Financial, Inc., 5.50%, 2/15/17	138	140,371
Ally Financial, Inc., 6.25%, 12/1/17	250	264,386
Ally Financial, Inc., 6.75%, 12/1/14	325	343,687
CIT Group, Inc., 4.75%, 2/15/15(1)	600	616,500

		$1,834,195

Beverages — 0.1%

Constellation Brands, Inc., 6.00%, 5/1/22	$200	$215,500

		$215,500

Building Materials — 0.1%

USG Corp., 6.30%, 11/15/16	$250	$240,625

		$240,625

Coal — 0.0%(2)

Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20(1)	$75	$76,500

		$76,500

Commercial Services — 0.5%

Ashtead Capital, Inc., 6.50%, 7/15/22(1)	$125	$125,000
Ceridian Corp., 8.875%, 7/15/19(1)	625	648,437
Hertz Corp. (The), 6.75%, 4/15/19	300	313,500
Service Corp. International, 7.375%, 10/1/14	155	170,500

		$1,257,437

Diversified Financial Services — 6.1%

Blue Fin, Ltd., 8.586%, 5/28/13(1)(3)(4)	$2,250	$2,252,700
CNG Holdings, Inc., 9.375%, 5/15/20(1)	150	154,500
East Lane Re IV, Ltd., 5.836%, 3/14/14(1)(3)(4)	1,400	1,413,300
Everglades Re, Ltd., 17.836%, 4/30/14(1)(3)(4)	4,000	4,119,600
General Electric Capital Corp., 7.125% to 6/15/22, 12/15/49(5)	300	318,113
Golden State Re, Ltd., 3.836%, 1/8/15(1)(3)(4)	3,000	3,028,800
International Lease Finance Corp., 4.875%, 4/1/15	250	251,429
International Lease Finance Corp., 5.875%, 4/1/19	125	125,362
International Lease Finance Corp., 6.50%, 9/1/14(1)	750	795,000
International Lease Finance Corp., MTN, 5.625%, 9/20/13	200	205,500
Residential Re 2011, Ltd., 8.836%, 6/6/15(1)(3)(4)	750	749,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 6/15/19(1)	360	374,850
SLM Corp., MTN, 7.25%, 1/25/22	800	850,000

		$14,638,404

Electrical Components & Equipment — 0.2%

WireCo WorldGroup, Inc., 9.50%, 5/15/17	$475	$482,125

		$482,125

Electronics — 0.1%

Viasystems, Inc., 7.875%, 5/1/19(1)	$150	$150,375

		$150,375

Environmental Controls — 0.1%

Heckmann Corp., 9.875%, 4/15/18(1)	$250	$238,125

		$238,125

Health Care – Services — 0.7%

Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$5	$5,225
HCA, Inc., 6.25%, 2/15/13	100	102,750
HCA, Inc., 6.30%, 10/1/12	250	252,812
HCA, Inc., 6.75%, 7/15/13	170	178,075
Omega Healthcare Investors, Inc., 5.875%, 3/15/24(1)	150	150,750
Radiation Therapy Services, Inc., 8.875%, 1/15/17(1)	600	579,000
Tenet Healthcare Corp., 9.25%, 2/1/15	200	223,500
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	40	40,600
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(1)	200	203,000

		$1,735,712

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Home Builders — 0.1%

Standard Pacific Corp., 10.75%, 9/15/16	$53	$62,805
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(1)	250	261,875

		$324,680

Household Products — 0.6%

American Greetings Corp., 7.375%, 12/1/21	$250	$266,250
Reynolds Group Holdings, Inc., 6.875%, 2/15/21(1)	275	287,375
Reynolds Group Holdings, Inc., 7.125%, 4/15/19(1)	300	315,750
Reynolds Group Holdings, Inc., 9.00%, 4/15/19(1)	150	150,375
Reynolds Group Holdings, Inc., 9.875%, 8/15/19(1)	350	363,562

		$1,383,312

Internet — 0.4%

Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/1/20(1)	$980	$1,046,150

		$1,046,150

Iron & Steel — 0.2%

JMC Steel Group, Inc., 8.25%, 3/15/18(1)	$550	$548,625

		$548,625

Lodging — 1.0%

Caesars Entertainment Operating Co., 8.50%, 2/15/20(1)	$1,034	$1,044,340
MGM Resorts International, 6.75%, 4/1/13	725	745,844
MGM Resorts International, 6.875%, 4/1/16	125	126,250
MGM Resorts International, 9.00%, 3/15/20	350	390,250

		$2,306,684

Machinery – Construction & Mining — 0.0%(2)

Terex Corp., 8.00%, 11/15/17	$60	$62,550

		$62,550

Machinery – Diversified — 0.3%

Case New Holland, Inc., 7.75%, 9/1/13	$75	$80,063
CPM Holdings, Inc., 10.625%, 9/1/14	650	692,250

		$772,313

Media — 0.5%

Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20(1)	$500	$491,250
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20(1)	200	192,500
DISH DBS Corp., 4.625%, 7/15/17(1)	250	251,562
Gray Television, Inc., 10.50%, 6/29/15	228	238,260

		$1,173,572

Metal Fabricate & Hardware — 0.1%

Mueller Water Products, Inc., 7.375%, 6/1/17	$100	$100,500
Mueller Water Products, Inc., 8.75%, 9/1/20	22	24,530

		$125,030

Oil & Gas — 1.4%

Chaparral Energy, Inc., 7.625%, 11/15/22(1)	$150	$153,750
Comstock Resources, Inc., 9.50%, 6/15/20	200	197,500
Denbury Resources, Inc., 6.375%, 8/15/21	250	261,250
LINN Energy, LLC/LINN Energy Finance Corp., 6.25%, 11/1/19(1)	300	294,375
Magnum Hunter Resources Corp., 9.75%, 5/15/20(1)	425	414,375
Oasis Petroleum, Inc., 6.875%, 1/15/23	138	138,863
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20(1)	200	200,500
Range Resources Corp., 7.25%, 5/1/18	250	266,250
Samson Investment Co., 9.75%, 2/15/20(1)	950	946,437
SandRidge Energy, Inc., 7.50%, 3/15/21	450	446,625

		$3,319,925

Oil & Gas Services — 0.0%(2)

Key Energy Services, Inc., 6.75%, 3/1/21(1)	$75	$73,125

		$73,125

Packaging & Containers — 0.2%

Ball Corp., 7.375%, 9/1/19	$50	$55,500
Pactiv, LLC, 8.125%, 6/15/17	50	46,250
Tekni-Plex, Inc., 9.75%, 6/1/19(1)	300	303,750

		$405,500

Pharmaceuticals — 0.0%(2)

Endo Health Solutions, Inc., 7.25%, 1/15/22	$100	$108,875

		$108,875

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Pipelines — 0.3%

Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 6/1/22(1)		$225	$222,188
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19(1)		500	523,125

			$745,313

Retail — 0.9%

Carrols Restaurant Group, Inc., 11.25%, 5/15/18(1)		$350	$369,250
Claire’s Stores, Inc., 9.00%, 3/15/19(1)		900	914,625
Fifth & Pacific Co., Inc., 10.50%, 4/15/19(1)		100	111,750
GRD Holdings III Corp., 10.75%, 6/1/19(1)		275	273,625
Michaels Stores, Inc., 7.75%, 11/1/18		325	344,500
QVC, Inc., 7.50%, 10/1/19(1)		100	111,081

			$2,124,831

Semiconductors — 0.1%

Freescale Semiconductor, Inc., 8.05%, 2/1/20		$275	$272,938

			$272,938

Shipbuilding — 0.2%

Huntington Ingalls Industries, Inc., 6.875%, 3/15/18		$476	$498,610

			$498,610

Software — 0.2%

Fidelity National Information Services, Inc., 5.00%, 3/15/22(1)		$400	$409,000
First Data Corp., 10.55%, 9/24/15		100	102,750

			$511,750

Telecommunications — 0.9%

Frontier Communications Corp., 6.25%, 1/15/13		$820	$841,012
Hughes Satellite Systems Corp., 7.625%, 6/15/21		400	437,000
MetroPCS Wireless, Inc., 6.625%, 11/15/20		200	197,500
Sprint Capital Corp., 6.90%, 5/1/19		625	590,625
Sprint Nextel Corp., 11.50%, 11/15/21(1)		100	111,750

			$2,177,887

Transportation — 0.1%

Gulfmark Offshore, Inc., 6.375%, 3/15/22(1)		$250	$253,125

			$253,125

Total Corporate Bonds
(identified cost $39,396,738)			$39,819,724

Foreign Corporate Bonds — 5.4%

		Principal
		Amount*
Security		(000’s omitted)	Value

Argentina — 0.5%

Arcos Dorados Holdings, Inc., 10.25%, 7/13/16(1)	BRL	1,000	$527,757
YPF Sociedad Anonima, MTN, 10.00%, 11/2/28		600	579,000

Total Argentina			$1,106,757

Australia — 0.1%

Midwest Vanadium Pty, Ltd., 11.50%, 2/15/18(1)		350	$218,750

Total Australia			$218,750

Brazil — 2.3%

Ceagro Agricola, Ltd., 10.75%, 5/16/16(1)		400	$384,500
Ceagro Agricola, Ltd., 10.75%, 5/16/16(6)		200	192,250
Morgan Stanley Brazilian Inflation Linked Note, 5.40%, 5/15/15(1)(7)	BRL	2,257	1,146,172
OGX Austria GmbH, 8.375%, 4/1/22(1)		250	216,250
Virgolino de Oliveira Finance, Ltd., 10.50%, 1/28/18(6)		145	129,775
WPE International Cooperatief UA, 10.375%, 9/30/20(1)		2,100	1,680,000
WPE International Cooperatief UA, 10.375%, 9/30/20(6)		2,275	1,820,000

Total Brazil			$5,568,947

Canada — 0.3%

Banro Corp., 10.00%, 3/1/17(1)		300	$260,250
Videotron Ltee, 5.00%, 7/15/22(1)		375	382,500

Total Canada			$642,750

China — 0.4%

China Liansu Group Holdings, Ltd., 7.875%, 5/13/16(1)		1,000	$945,000

Total China			$945,000

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Ireland — 0.2%

Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	400	$346,000

Total Ireland		$346,000

Jamaica — 0.1%

Jamaica Public Service Co., Ltd., 11.00%, 7/6/21(1)	200	$212,000

		$212,000

Luxembourg — 0.2%

Intelsat Luxembourg SA, 11.25%, 2/4/17	500	$516,875
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	50	43,750

Total Luxembourg		$560,625

Netherlands — 0.5%

Carlson Wagonlit BV, 6.875%, 6/15/19(1)	400	$412,000
UPCB Finance III, Ltd., 6.625%, 7/1/20(1)	700	714,000
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	50	52,500

Total Netherlands		$1,178,500

Peru — 0.3%

Camposol SA, 9.875%, 2/2/17(6)	750	$780,000

Total Peru		$780,000

Saudi Arabia — 0.4%

Dar Al-Arkan International Sukuk Co., 2.717%, 7/16/12(3)	1,000	$997,500

Total Saudi Arabia		$997,500

United Kingdom — 0.1%

Sable International Finance, Ltd., 8.75%, 2/1/20(1)	300	$322,500

Total United Kingdom		$322,500

Total Foreign Corporate Bonds
(identified cost $14,280,817)		$12,879,329

U.S. Treasury Obligations — 23.6%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(8)	$16,676	$17,377,409
0.50%, 4/15/15(8)	14,862	15,446,448
1.25%, 4/15/14(8)	10,219	10,557,838
2.125%, 2/15/41(8)	9,455	13,549,388

Total U.S. Treasury Obligations
(identified cost $52,652,652)		$56,931,083

Currency Options Purchased — 0.0%(2)

	Principal
	Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option, European Style(9)	EUR	8,000	EUR	1.255	7/19/12	$59,570
Yuan Renminbi Put Option, European Style(10)	CNY	161,250	CNY	6.45	7/9/12	2,825

Total Currency Options Purchased
(identified cost $142,644)						$62,395

Warrants — 0.0%(2)

Security	Shares	Value

Banro Corp., Expires 3/2/17(1)(11)	14,400	$15,480

Total Warrants
(identified cost $24,320)		$15,480

Short-Term Investments — 51.8%

U.S. Treasury Obligations — 29.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 9/20/12(12)	$70,000	$69,989,080

Total U.S. Treasury Obligations
(identified cost $69,986,612)		$69,989,080

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 22.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$55,000	$55,000,000

Total Other
(identified cost $55,000,000)		$55,000,000

Total Short-Term Investments
(identified cost $124,986,612)		$124,989,080

Total Investments — 97.3%
(identified cost $231,483,783)		$234,697,091

Other Assets, Less Liabilities — 2.7%		$6,404,312

Net Assets — 100.0%		$241,101,403

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	- Brazilian Real
CNY	- Chinese Yuan Renminbi
EUR	- Euro
MTN	- Medium-Term Note
PTT	- Pass Through Trust

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $34,199,516 or 14.2% of the Fund’s net assets.

(2)	Amount is less than 0.05%.

(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

(4)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Counterparty is Goldman Sachs International.

(10)	Counterparty is Citibank NA.

(11)	Non-income producing security.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $176,483,783)	$179,697,091
Affiliated investment, at value (identified cost, $55,000,000)	55,000,000
Cash	3,443,512
Foreign currency, at value (identified cost, $246,007)	244,751
Interest receivable	1,107,018
Interest receivable from affiliated investment	3,197
Receivable for investments sold	990,279
Receivable for Fund shares sold	686,070
Receivable for open forward foreign currency exchange contracts	590,159
Receivable for closed forward foreign currency exchange contracts	101,709
Receivable for open swap contracts	9,834,438
Premium paid on open swap contracts	353,297
Receivable from affiliates	53,948

Total assets	$252,105,469

Liabilities

Payable for investments purchased	$2,001,601
Payable for variation margin on open futures contracts	515,172
Payable for open forward commodity contracts	34,562
Payable for open forward foreign currency exchange contracts	824,301
Payable for closed forward foreign currency exchange contracts	168,746
Payable for open swap contracts	4,733,145
Payable for closed swap contracts	103,459
Premium received on open swap contracts	1,101,794
Payable for Fund shares redeemed	1,098,963
Payable to affiliates:
Investment adviser and administration fee	201,705
Distribution and service fees	26,078
Trustees’ fees	2,858
Accrued expenses	191,682

Total liabilities	$11,004,066

Net Assets	$241,101,403

Sources of Net Assets

Paid-in capital	$248,456,070
Accumulated net realized loss	(15,344,739)
Accumulated undistributed net investment income	197,220
Net unrealized appreciation	7,792,852

Total	$241,101,403

Class A Shares

Net Assets	$39,916,160
Shares Outstanding	4,472,176
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.93
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.38

Class C Shares

Net Assets	$22,150,239
Shares Outstanding	2,526,345
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.77

Class I Shares

Net Assets	$179,035,004
Shares Outstanding	19,992,208
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest	$2,737,389
Interest allocated from affiliated investment	17,222
Expenses allocated from affiliated investment	(2,842)

Total investment income	$2,751,769

Expenses

Investment adviser and administration fee	$1,403,400
Distribution and service fees
Class A	67,526
Class C	125,415
Trustees’ fees and expenses	4,553
Custodian fee	128,994
Transfer and dividend disbursing agent fees	187,164
Legal and accounting services	49,497
Printing and postage	38,878
Registration fees	31,081
Miscellaneous	11,955

Total expenses	$2,048,463

Deduct —
Reduction of custodian fee	$61
Allocation of expenses to affiliates	188,947

Total expense reductions	$189,008

Net expenses	$1,859,455

Net investment income	$892,314

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(309,057)
Investment transactions allocated from affiliated investment	101
Written options	(162,607)
Futures contracts	650,613
Swap contracts	(14,916,569)
Forward commodity contracts	25,200
Foreign currency and forward foreign currency exchange contract transactions	265,277

Net realized loss	$(14,447,042)

Change in unrealized appreciation (depreciation) —
Investments	$1,742,130
Written options	(170,576)
Futures contracts	(374,762)
Swap contracts	1,649,936
Forward commodity contracts	(39,112)
Foreign currency and forward foreign currency exchange contracts	(334,290)

Net change in unrealized appreciation (depreciation)	$2,473,326

Net realized and unrealized loss	$(11,973,716)

Net decrease in net assets from operations	$(11,081,402)

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income (loss)	$892,314	$(649,915)
Net realized loss from investment transactions, written options, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(14,447,042)	(74,334,598)
Net change in unrealized appreciation (depreciation) from investments, written options, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	2,473,326	(7,606,595)

Net decrease in net assets from operations	$(11,081,402)	$(82,591,108)

Distributions to shareholders —
From net investment income
Class A	$—	$(53,912)
Class C	—	(13,449)
Class I	—	(172,174)
From net realized gain
Class A	(35,412)	(2,011,474)
Class C	(16,680)	(890,498)
Class I	(122,369)	(5,945,930)

Total distributions to shareholders	$(174,461)	$(9,087,437)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,000,223	$102,445,387
Class C	1,519,736	24,678,022
Class I	57,877,143	371,811,738
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	33,172	1,625,308
Class C	13,812	760,352
Class I	113,355	5,711,975
Cost of shares redeemed
Class A	(21,932,624)	(73,288,208)
Class C	(5,093,009)	(5,052,171)
Class I	(51,558,414)	(311,417,924)

Net increase (decrease) in net assets from Fund share transactions	$(14,026,606)	$117,274,479

Net increase (decrease) in net assets	$(25,282,469)	$25,595,934

Net Assets

At beginning of period	$266,383,872	$240,787,938

At end of period	$241,101,403	$266,383,872

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$197,220	$(695,094)

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Financial Highlights

	Class A

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$9.280		$11.140	$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.024		$(0.029)	$(0.073)
Net realized and unrealized gain (loss)	(0.368)		(1.511)	2.000

Total income (loss) from operations	$(0.344)		$(1.540)	$1.927

Less Distributions

From net investment income	$—		$(0.007)	$(0.775)
From net realized gain	(0.006)		(0.313)	(0.012)

Total distributions	$(0.006)		$(0.320)	$(0.787)

Net asset value — End of period	$8.930		$9.280	$11.140

Total Return(3)	(3.71	)%(4)	(13.83)%	19.35	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,916		$59,349	$46,596
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)	1.50%	1.50	%(7)
Net investment income (loss)	0.51	%(7)	(0.27)%	(0.91	)%(7)
Portfolio Turnover	133	%(4)	146%	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.14%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).
(7)	Annualized.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Financial Highlights — continued

	Class C

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$9.150		$11.070	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.010)		$(0.108)	$(0.136)
Net realized and unrealized gain (loss)	(0.364)		(1.492)	1.984

Total income (loss) from operations	$(0.374)		$(1.600)	$1.848

Less Distributions

From net investment income	$—		$(0.007)	$(0.766)
From net realized gain	(0.006)		(0.313)	(0.012)

Total distributions	$(0.006)		$(0.320)	$(0.778)

Net asset value — End of period	$8.770		$9.150	$11.070

Total Return(3)	(4.09	)%(4)	(14.46)%	18.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,150		$26,740	$12,258
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.25	%(7)	2.25%	2.25	%(7)
Net investment loss	(0.22	)%(7)	(1.01)%	(1.69	)%(7)
Portfolio Turnover	133	%(4)	146%	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.14%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).
(7)	Annualized.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Consolidated Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$9.300		$11.140	$10.000

Income (Loss) From Operations

Net investment income (loss)(2)	$0.038		$(0.005)	$(0.053)
Net realized and unrealized gain (loss)	(0.372)		(1.515)	1.986

Total income (loss) from operations	$(0.334)		$(1.520)	$1.933

Less Distributions

From net investment income	$—		$(0.007)	$(0.781)
From net realized gain	(0.006)		(0.313)	(0.012)

Total distributions	$(0.006)		$(0.320)	$(0.793)

Net asset value — End of period	$8.960		$9.300	$11.140

Total Return(3)	(3.60	)%(4)	(13.65)%	19.40	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$179,035		$180,294	$181,934
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25%	1.25	%(7)
Net investment income (loss)	0.83	%(7)	(0.05)%	(0.68	)%(7)
Portfolio Turnover	133	%(4)	146%	77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser, sub-adviser and administrator reimbursed operating expenses (equal to 0.14%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).
(7)	Annualized.

See Notes to Consolidated Financial Statements.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2012 were $60,900,722 or 25.3% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices, futures contracts and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate and inflation swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund had net capital losses of $161,335 attributable to security transactions and net losses of $565,908 attributable to foreign currency and passive foreign investment companies incurred after October 31, 2011. These losses are treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Forward Foreign Currency Exchange and Forward Commodity Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

O Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

P Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with the unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 13. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2012, the investment adviser and administration fee amounted to $1,403,400 or 1.05% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2013. Pursuant to this agreement, EVM and Armored Wolf were allocated $188,947 in total of the Fund’s operating expenses for the six months ended June 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $2,820 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,312 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or Armored Wolf’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $67,526 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $94,061 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $31,354 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $300 and $800 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$146,363,766	$131,283,067
U.S. Government and Agency Securities	—	1,231,812

	$146,363,766	$132,514,879

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	539,916	9,216,822
Issued to shareholders electing to receive payments of distributions in Fund shares	3,420	174,460
Redemptions	(2,468,099)	(7,176,245)

Net increase (decrease)	(1,924,763)	2,215,037

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	164,536	2,215,495
Issued to shareholders electing to receive payments of distributions in Fund shares	1,446	82,867
Redemptions	(562,505)	(482,670)

Net increase (decrease)	(396,523)	1,815,692

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	6,171,283	33,763,834
Issued to shareholders electing to receive payments of distributions in Fund shares	11,650	611,683
Redemptions	(5,582,539)	(31,313,680)

Net increase	600,394	3,061,837

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,046,628

Gross unrealized appreciation	$4,602,583
Gross unrealized depreciation	(1,952,120)

Net unrealized appreciation	$2,650,463

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2012 is as follows:

Forward Commodity Contracts(1)
Sales
				Net
				Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

9/17/12	Copper 175 Metric Tons	United States Dollar 1,311,100	Citibank NA	$(34,562)

				$(34,562)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

7/5/12	South African Rand 4,550,040	United States Dollar 581,545	Citibank NA	$25,130
7/5/12	South African Rand 335,760	United States Dollar 38,851	Credit Suisse International	(2,209)
7/6/12	Canadian Dollar 4,000,000	United States Dollar 3,848,800	Barclays Bank PLC	(79,830)
7/9/12	Mexican Peso 217,080	United States Dollar 15,027	Credit Suisse International	(1,237)
7/9/12	Mexican Peso 7,847,040	United States Dollar 600,000	JPMorgan Chase Bank NA	12,098
8/27/12	Australian Dollar 599,880	United States Dollar 600,000	Credit Suisse International	(10,826)
8/27/12	Australian Dollar 1,199,616	United States Dollar 1,200,000	Credit Suisse International	(21,507)
8/27/12	Australian Dollar 1,203,973	United States Dollar 1,200,000	Credit Suisse International	(25,943)
8/27/12	Mexican Peso 16,662,240	United States Dollar 1,200,000	Credit Suisse International	(42,470)
9/19/12	Australian Dollar 7,000,000	United States Dollar 6,985,790	Goldman Sachs International	(127,499)
9/19/12	Czech Koruna 11,500,000	United States Dollar 612,680	Barclays Bank PLC	42,503
9/19/12	Euro 5,250,000	United States Dollar 6,868,916	Barclays Bank PLC	220,102
9/19/12	Euro 1,300,000	United States Dollar 1,700,880	Barclays Bank PLC	54,507
9/19/12	Japanese Yen 238,224,300	United States Dollar 3,000,000	Barclays Bank PLC	16,588
9/19/12	Japanese Yen 95,311,000	United States Dollar 1,146,419	Barclays Bank PLC	(47,212)
9/19/12	Japanese Yen 173,058,000	United States Dollar 2,190,122	Citibank NA	22,824
9/19/12	New Zealand Dollar 1,800,000	United States Dollar 1,417,320	Barclays Bank PLC	(15,999)
9/19/12	Russian Ruble 53,527,000	United States Dollar 1,782,748	Citibank NA	152,706
12/19/12	Euro 1,100,000	United States Dollar 1,385,395	Barclays Bank PLC	(9,324)

				$162,402

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/5/12	South African Rand 4,885,800	United States Dollar 600,000	Goldman Sachs International	$(2,525)
7/9/12	Mexican Peso 8,064,120	United States Dollar 600,000	Citibank NA	4,165
9/19/12	Euro 5,250,000	United States Dollar 6,875,873	Goldman Sachs International	(227,058)
9/19/12	Euro 1,300,000	United States Dollar 1,698,476	JPMorgan Chase Bank NA	(52,103)
9/19/12	Japanese Yen 95,311,000	United States Dollar 1,154,096	Goldman Sachs International	39,536
9/19/12	Russian Ruble 53,527,000	United States Dollar 1,780,080	Barclays Bank PLC	(150,038)
9/19/12	South Korean Won 744,000,000	United States Dollar 654,930	Barclays Bank PLC	(8,521)

				$(396,544)

Futures Contracts
					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)

8/12	26 Brent Crude Oil	Short	$(2,535,380)	$(2,542,800)	$(7,420)
9/12	10 Brent Crude Oil	Short	(928,900)	(978,800)	(49,900)
8/12	17 Gold	Short	(2,623,270)	(2,727,140)	(103,870)
9/12	23 Light Sweet Crude Oil	Long	2,389,700	1,963,510	(426,190)
6/13	29 Light Sweet Crude Oil	Long	2,977,140	2,570,270	(406,870)
2/13	55 Light Sweet Crude Oil	Short	(5,714,500)	(4,815,800)	898,700
9/12	11 LME Aluminum	Short	(546,288)	(525,113)	21,175
12/12	8 LME Copper	Short	(1,680,000)	(1,536,700)	143,300
12/12	8 LME Copper	Long	1,916,850	1,536,700	(380,150)
12/13	8 LME Copper	Short	(1,859,800)	(1,535,100)	324,700
12/13	8 LME Copper	Long	1,675,000	1,535,100	(139,900)
10/12	34 Platinum	Long	2,436,440	2,469,080	32,640

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)

9/12	84 Euro	Short	$(13,164,375)	$(13,301,400)	$(137,025)
9/12	4 Japanese Yen	Short	(629,900)	(626,750)	3,150
9/12	198 U.S. 5-Year Treasury Note	Short	(24,508,688)	(24,545,813)	(37,125)
9/12	82 U.S. 10-Year Treasury Note	Long	10,922,844	10,936,750	13,906

					$(250,879)

Inflation Swaps
	Notional				Net Unrealized
	Amount	Fund	Fund	Termination	Appreciation
Counterparty	(000’s omitted)	Receives	Pays	Date	(Depreciation)

Citibank NA	USD 1,100	0.94%	Return on CPI-U (NSA)	7/6/12	$(39,774)
Citibank NA	USD 1,200	0.99	Return on CPI-U (NSA)	8/4/12	(40,315)
Citibank NA	USD 2,100	1.10	Return on CPI-U (NSA)	10/4/12	(70,684)
Citibank NA	USD 2,000	1.24	Return on CPI-U (NSA)	11/1/12	(60,316)
Citibank NA	USD 3,000	1.30	Return on CPI-U (NSA)	12/6/12	(87,216)
Citibank NA	EUR 2,000	1.64	Return on EUR-EXT-CPI	11/2/15	(22,637)
Citibank NA	EUR 2,000	1.69	Return on EUR-EXT-CPI	12/6/15	(15,624)
Credit Suisse International	EUR 6,000	2.00	Return on EUR-EXT-CPI	2/10/16	91,997

					$(244,569)

EUR	- Euro
USD	- United States Dollar
CPI-U (NSA)	- Non-revised Consumer Price Index All Urban Non-Seasonally Adjusted
EUR-EXT-CPI	- EUR-Non-revised Consumer Price Index excluding Tobacco

Interest Rate Swaps
	Notional	Fund				Net Unrealized
	Amount	Pays/Receives		Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Floating Rate Index	Fixed Rate	Date	(Depreciation)

Citibank NA	CZK 48,000	Receives	6-Month CZK-PRIBOR-PRBO	1.71%	1/27/17	$(26,924)
Citibank NA	EUR 2,400	Pays	6-Month EUR-EURIBOR-Reuters	1.71	1/27/17	66,234
Citibank NA	KRW 6,000,000	Receives	3-Month KRW-CD-KSDA-Bloomberg	3.52	4/23/17	(51,803)
Credit Suisse International	MXN 75,000	Pays	1-Month MXN-TIIE-Banxico	4.70	11/12/13	(2,642)
Credit Suisse International	MYR 100,000	Pays	3-Month MYR-KLIBOR-BNM	3.05	5/31/13	(18,256)
Credit Suisse International	MYR 25,000	Receives	3-Month MYR-KLIBOR-BNM	3.15	5/31/16	3,202
Credit Suisse International	USD 14,000	Receives	3-Month USD-LIBOR-BBA	3.89	6/27/41	(4,127,840)
Credit Suisse International	ZAR 26,000	Pays	3-Month ZAR-JIBAR-SAFEX	6.45	11/9/16	49,559

						$(4,108,470)

CZK - Czech Koruna

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

EUR - Euro
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
USD - United States Dollar
ZAR - South African Rand

Credit Default Swaps — Buy Protection
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	(Paid)	(Depreciation)

France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$208,175	$(157,365)	$50,810
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	233,882	(94,642)	139,240
Markit CDX Emerging Markets Index	Citibank NA	5,000	5.00	(1)	6/20/16	(385,589)	542,773	157,184
Markit CDX Emerging Markets Index	Citibank NA	3,000	5.00	(1)	6/20/17	(296,840)	272,250	(24,590)
Markit CDX Emerging Markets Index	Credit Suisse International	2,750	5.00	(1)	6/20/16	(212,074)	286,771	74,697
Markit CDX North America High Yield Index	Credit Suisse International	990	5.00	(1)	6/20/17	33,893	(31,778)	2,115
Markit CDX North America High Yield Index	Credit Suisse International	1,485	5.00	(1)	6/20/17	50,839	(69,512)	(18,673)

						$(367,714)	$748,497	$380,783

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
		Fund
		Pays/Receives
		Return on		Fund			Net Unrealized
	Notional	Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)

Bank of America NA	$10,000,000	Pays	Total Return on BofA Merrill Lynch U.S. Emerging Markets Liquid Corporate Plus Index	Receives	1-Month USD- LIBOR-BBA + 0.15%	12/20/12	$(15,174)
Barclays Bank PLC	3,000,000	Receives	Excess Return on Barclays Capital AIMS Index	Pays	1.00%	1/10/13	(49,790)
Barclays Bank PLC	13,000,000	Receives	Excess Return on Barclays Commodity Strategy 1607 Index	Pays	0.50	7/11/12	39,620
Barclays Bank PLC	92,500,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	7/11/12	4,271,893

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
		Fund
		Pays/Receives
		Return on		Fund			Net Unrealized
	Notional	Reference	Reference	Pays/Receives		Expiration	Appreciation
Counterparty	Amount	Index	Index	Rate	Rate	Date	(Depreciation)

Citibank NA	$39,300,000	Receives	Excess Return on Citi Commodities Curve Beta Enhanced Dow Jones-UBS Commodity Index	Pays	0.48%	8/8/12	$979,472
Citibank NA	8,900,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	8/8/12	231,767
Credit Suisse International	93,100,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	7/18/12	3,573,061
JPMorgan Chase Bank NA	500,000	Receives	Excess Return on J.P. Morgan Mozaic 3 Index	Pays	2.25	7/11/12	(60,887)
JPMorgan Chase Bank NA	3,550,000	Receives	Excess Return on J.P. Morgan Volemont Strategy Index	Pays	0.00	7/9/12	103,587
Merrill Lynch International	6,000,000	Receives	Excess Return on MLCX-Armored Wolf Long-Short Index	Pays	0.53	7/31/12	—

							$9,073,549

Written options activity for the six months ended June 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	40,000,356	$438,136
Options written	395	559,065
Options terminated in closing purchase transactions	(435)	(637,905)
Options expired	(40,000,316)	(359,296)

Outstanding, end of period	—	$—

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including forward commodity contracts, commodity futures contracts and options thereon and total return swaps and options based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap, inflation swap and total return swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Fund enters into swap contracts, forward commodity contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $5,592,008. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $16,571,414.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives. At June 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk was $10,588,701, with the highest amount from any one counterparty being $4,645,213. Such maximum amount would be reduced by any unamortized upfront payments received by the Fund. Such amount would be increased by any unamortized upfront payments made by the Fund. To mitigate this risk, the Fund (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund (and Subsidiary) or the counterparty. At June 30, 2012, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $1,464,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Unaffiliated investments, at value	$—	$—	$62,395	$—	$—
Net unrealized appreciation*	—	—	3,150	13,906	1,420,515
Receivable for open forward foreign currency exchange contracts	—	—	590,159	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	526,789	103,587	—	210,992	9,095,813

Total Asset Derivatives	$526,789	$103,587	$655,704	$224,898	$10,516,328

Net unrealized appreciation*	$—	$—	$(137,025)	$(37,125)	$(1,514,300)
Payable for open forward commodity contracts	—	—	—	—	(34,562)
Payable for open forward foreign currency exchange contracts	—	—	(824,301)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(970,564)	—	—	(4,613,821)	—

Total Liability Derivatives	$(970,564)	$—	$(961,326)	$(4,650,946)	$(1,548,862)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended June 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$(306,488)	$—	$(1,018,607)
Written options	—	—	—	—	(162,607)
Futures contracts	—	143,520	407,231	178,340	(78,478)
Swap contracts	(1,016,427)	434,870	—	(997,073)	(13,337,939)
Forward commodity contracts	—	—	—	—	25,200
Foreign currency and forward foreign currency exchange contract transactions	—	—	280,195	—	—

Total	$(1,016,427)	$578,390	$380,938	$(818,733)	$(14,572,431)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(282,986)	$—	$258,992
Written options	—	—	—	—	(170,576)
Futures contracts	—	(14,000)	(159,219)	(361,188)	159,645
Swap contracts	(241,339)	103,587	—	(50,007)	1,837,695
Forward commodity contracts	—	—	—	—	(39,112)
Foreign currency and forward foreign currency exchange contracts	—	—	(342,751)	—	—

Total	$(241,339)	$89,587	$(784,956)	$(411,195)	$2,046,644

The average notional amounts of futures contracts, swap contracts, forward commodity contracts and forward foreign currency exchange contracts outstanding during the six months ended June 30, 2012, which are indicative of the volume of these derivative types, were approximately $54,735,000, $441,594,000, $1,382,000 and $51,088,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended June 30, 2012, which is indicative of the volume of these derivative types, was approximately $34,037,000, 17,143,000 contracts and 216 contracts, respectively.

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

12 Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

13 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$39,819,724	$—	$39,819,724
Foreign Corporate Bonds	—	12,879,329	—	12,879,329
U.S. Treasury Obligations	—	56,931,083	—	56,931,083
Currency Options Purchased	—	62,395	—	62,395
Warrants	15,480	—	—	15,480
Short-Term Investments —
U.S. Treasury Obligations	—	69,989,080	—	69,989,080
Other	—	55,000,000	—	55,000,000

Total Investments	$15,480	$234,681,611	$—	$234,697,091

Forward Foreign Currency Exchange Contracts	$—	$590,159	$—	$590,159
Futures Contracts	1,437,571	—	—	1,437,571
Swap Contracts	—	9,937,181	—	9,937,181

Total	$1,453,051	$245,208,951	$—	$246,662,002

Liability Description

Forward Commodity Contracts	$—	$(34,562)	$—	$(34,562)
Forward Foreign Currency Exchange Contracts	—	(824,301)	—	(824,301)
Futures Contracts	(1,688,450)	—	—	(1,688,450)
Swap Contracts	—	(5,584,385)	—	(5,584,385)

Total	$(1,688,450)	$(6,443,248)	$—	$(8,131,698)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such personnel in investing in commodity-linked derivative securities, global inflation-linked bonds and emerging market bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by Eaton Vance Management and sub-advised by the Sub-adviser pursuant to separate investment and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Commodity Strategy Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Commodity Strategy Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Armored Wolf, LLC
Lakeshore Tower III
18111 Von Karman Avenue, Suite #525
Irvine, CA 92612

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4672-8/12	CSSRC

Eaton Vance Dividend Builder Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance
Dividend Builder Fund
June 30, 2012
Portfolio Managers Judith A. Saryan, CFA and Charles Gaffney
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/18/1981	6.64%	2.70%	-2.09%	8.81%	—
Class A with 5.75% Maximum Sales Charge	—	0.49	-3.18	-3.24	8.16	—
Class B at NAV	11/1/1993	6.22	1.91	-2.82	7.98	—
Class B with 5% Maximum Sales Charge	—	1.22	-3.06	-3.14	7.98	—
Class C at NAV	11/1/1993	6.32	2.01	-2.80	7.99	—
Class C with 1% Maximum Sales Charge	—	5.32	1.02	-2.80	7.99	—
Class I at NAV	6/20/2005	6.89	3.06	-1.83	—	5.61%

S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

			1.09%	1.84%	1.84%	0.84%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.9%
MetLife, Inc.	2.9
Microsoft Corp.	2.8
Wells Fargo & Co.	2.8
Prudential Financial, Inc.	2.5
Accenture PLC, Class A	2.5
International Business Machines Corp.	2.5
McDonald’s Corp.	2.4
QUALCOMM, Inc.	2.3
Sanofi SA	2.2

Total	27.8%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Dividend Builder Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Dividend Builder Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,066.40	$5.45	1.06%
Class B	$1,000.00	$1,062.20	$9.28	1.81%
Class C	$1,000.00	$1,063.20	$9.28	1.81%
Class I	$1,000.00	$1,068.90	$4.17	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.32	1.06%
Class B	$1,000.00	$1,015.90	$9.07	1.81%
Class C	$1,000.00	$1,015.90	$9.07	1.81%
Class I	$1,000.00	$1,020.80	$4.07	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Dividend Builder Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Dividend Builder Portfolio, at value (identified cost, $930,734,097)	$1,096,761,328
Receivable for Fund shares sold	952,809

Total assets	$1,097,714,137

Liabilities

Payable for Fund shares redeemed	$3,069,507
Payable to affiliates:
Distribution and service fees	340,345
Trustees’ fees	125
Accrued expenses	307,296

Total liabilities	$3,717,273

Net Assets	$1,093,996,864

Sources of Net Assets

Paid-in capital	$1,272,063,013
Accumulated net realized loss from Portfolio	(343,956,269)
Accumulated distributions in excess of net investment income	(137,111)
Net unrealized appreciation from Portfolio	166,027,231

Total	$1,093,996,864

Class A Shares

Net Assets	$799,686,828
Shares Outstanding	77,643,116
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.93

Class B Shares

Net Assets	$54,075,860
Shares Outstanding	5,233,069
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.33

Class C Shares

Net Assets	$171,145,892
Shares Outstanding	16,559,867
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.33

Class I Shares

Net Assets	$69,088,284
Shares Outstanding	6,711,090
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Dividend Builder Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $1,216,036)	$21,200,994
Interest allocated from Portfolio	3,118
Securities lending income allocated from Portfolio, net	476,015
Expenses allocated from Portfolio	(3,826,365)

Total investment income from Portfolio	$17,853,762

Expenses

Distribution and service fees
Class A	$1,029,564
Class B	290,631
Class C	884,897
Trustees’ fees and expenses	250
Custodian fee	19,479
Transfer and dividend disbursing agent fees	611,848
Legal and accounting services	21,376
Printing and postage	95,713
Registration fees	30,794
Miscellaneous	8,174

Total expenses	$2,992,726

Net investment income	$14,861,036

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$61,543,225
Foreign currency and forward foreign currency exchange contract transactions	4,191,334

Net realized gain	$65,734,559

Change in unrealized appreciation (depreciation) —
Investments	$(5,073,520)
Foreign currency and forward foreign currency exchange contracts	(2,003,423)

Net change in unrealized appreciation (depreciation)	$(7,076,943)

Net realized and unrealized gain	$58,657,616

Net increase in net assets from operations	$73,518,652

See Notes to Financial Statements.
6

Eaton Vance
Dividend Builder Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$14,861,036	$44,203,339
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	65,734,559	71,343,842
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(7,076,943)	(102,958,248)

Net increase in net assets from operations	$73,518,652	$12,588,933

Distributions to shareholders —
From net investment income
Class A	$(12,087,233)	$(32,268,249)
Class B	(635,370)	(1,974,741)
Class C	(1,920,693)	(5,380,454)
Class I	(1,181,702)	(2,972,761)

Total distributions to shareholders	$(15,824,998)	$(42,596,205)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$46,619,007	$105,365,297
Class B	757,523	6,461,212
Class C	9,109,231	28,215,877
Class I	7,210,206	40,891,684
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,369,095	26,796,848
Class B	545,384	1,579,342
Class C	1,549,529	4,137,879
Class I	973,344	2,123,128
Cost of shares redeemed
Class A	(107,371,066)	(296,363,818)
Class B	(6,337,215)	(18,523,768)
Class C	(22,722,119)	(57,529,414)
Class I	(20,656,363)	(38,194,533)
Net asset value of shares exchanged
Class A	3,130,966	8,630,606
Class B	(3,130,966)	(8,630,606)

Net decrease in net assets from Fund share transactions	$(79,953,444)	$(195,040,266)

Net decrease in net assets	$(22,259,790)	$(225,047,538)

Net Assets

At beginning of period	$1,116,256,654	$1,341,304,192

At end of period	$1,093,996,864	$1,116,256,654

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(137,111)	$826,851

See Notes to Financial Statements.
7

Eaton Vance
Dividend Builder Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009		2008	2007

Net asset value — Beginning of period	$9.800		$10.050		$9.590	$8.860		$14.780	$13.250

Income (Loss) From Operations

Net investment income(1)	$0.142		$0.373	(2)	$0.322	$0.358	(3)	$0.359	$0.324
Net realized and unrealized gain (loss)	0.508		(0.263)		0.498	0.732		(5.784)	2.643

Total income (loss) from operations	$0.650		$0.110		$0.820	$1.090		$(5.425)	$2.967

Less Distributions

From net investment income	$(0.150)		$(0.360)		$(0.360)	$(0.360)		$(0.360)	$(0.317)
From net realized gain	—		—		—	—		(0.135)	(1.120)

Total distributions	$(0.150)		$(0.360)		$(0.360)	$(0.360)		$(0.495)	$(1.437)

Net asset value — End of period	$10.300		$9.800		$10.050	$9.590		$8.860	$14.780

Total Return(4)	6.64	%(5)	1.12%		9.02%	12.88%		(37.56)%	22.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$799,687		$805,556		$981,721	$1,107,722		$1,130,036	$1,417,844
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.06	%(8)	1.09%		1.09%	1.19%		1.05%	1.04%
Net investment income	2.77	%(8)	3.75	%(2)	3.45%	4.24	%(3)	2.98%	2.23%
Portfolio Turnover of the Portfolio	39	%(5)	87%		100%	152%		148%	60%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.83%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.15%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Dividend Builder Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009		2008	2007

Net asset value — Beginning of period	$9.830		$10.070		$9.610	$8.890		$14.800	$13.260

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.299	(2)	$0.253	$0.294	(3)	$0.273	$0.214
Net realized and unrealized gain (loss)	0.508		(0.255)		0.496	0.727		(5.800)	2.654

Total income (loss) from operations	$0.611		$0.044		$0.749	$1.021		$(5.527)	$2.868

Less Distributions

From net investment income	$(0.111)		$(0.284)		$(0.289)	$(0.301)		$(0.248)	$(0.208)
From net realized gain	—		—		—	—		(0.135)	(1.120)

Total distributions	$(0.111)		$(0.284)		$(0.289)	$(0.301)		$(0.383)	$(1.328)

Net asset value — End of period	$10.330		$9.830		$10.070	$9.610		$8.890	$14.800

Total Return(4)	6.22	%(5)	0.45%		8.06%	12.05%		(38.03)%	22.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$54,076		$59,142		$79,998	$91,836		$99,684	$164,233
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.84%		1.84%	1.94%		1.80%	1.79%
Net investment income	1.99	%(8)	2.99	%(2)	2.70%	3.48	%(3)	2.24%	1.47%
Portfolio Turnover of the Portfolio	39	%(5)	87%		100%	152%		148%	60%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.07%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.39%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Dividend Builder Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009		2008	2007

Net asset value — Beginning of period	$9.830		$10.080		$9.610	$8.890		$14.800	$13.260

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.300	(2)	$0.254	$0.298	(3)	$0.267	$0.215
Net realized and unrealized gain (loss)	0.507		(0.265)		0.506	0.723		(5.794)	2.654

Total income (loss) from operations	$0.611		$0.035		$0.760	$1.021		$(5.527)	$2.869

Less Distributions

From net investment income	$(0.111)		$(0.285)		$(0.290)	$(0.301)		$(0.248)	$(0.209)
From net realized gain	—		—		—	—		(0.135)	(1.120)

Total distributions	$(0.111)		$(0.285)		$(0.290)	$(0.301)		$(0.383)	$(1.329)

Net asset value — End of period	$10.330		$9.830		$10.080	$9.610		$8.890	$14.800

Total Return(4)	6.32	%(5)	0.36%		8.17%	12.05%		(38.03)%	22.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$171,146		$174,161		$204,098	$218,955		$210,537	$263,148
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.81	%(8)	1.84%		1.84%	1.94%		1.80%	1.79%
Net investment income	2.01	%(8)	3.01	%(2)	2.70%	3.52	%(3)	2.22%	1.47%
Portfolio Turnover of the Portfolio	39	%(5)	87%		100%	152%		148%	60%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.08%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.095 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.40%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Dividend Builder Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009		2008	2007

Net asset value — Beginning of period	$9.790		$10.040		$9.580	$8.860		$14.790	$13.250

Income (Loss) From Operations

Net investment income(1)	$0.154		$0.399	(2)	$0.358	$0.442	(3)	$0.366	$0.351
Net realized and unrealized gain (loss)	0.509		(0.264)		0.486	0.658		(5.764)	2.662

Total income (loss) from operations	$0.663		$0.135		$0.844	$1.100		$(5.398)	$3.013

Less Distributions

From net investment income	$(0.163)		$(0.385)		$(0.384)	$(0.380)		$(0.397)	$(0.353)
From net realized gain	—		—		—	—		(0.135)	(1.120)

Total distributions	$(0.163)		$(0.385)		$(0.384)	$(0.380)		$(0.532)	$(1.473)

Net asset value — End of period	$10.290		$9.790		$10.040	$9.580		$8.860	$14.790

Total Return(4)	6.89	%(5)	1.38%		9.18%	13.15%		(37.40)%	23.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,088		$77,399		$75,487	$50,879		$14,164	$10,622
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.81	%(8)	0.84%		0.84%	0.94%		0.80%	0.79%
Net investment income	3.00	%(8)	4.02	%(2)	3.83%	5.08	%(3)	3.13%	2.42%
Portfolio Turnover of the Portfolio	39	%(5)	87%		100%	152%		148%	60%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.09%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.154 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.30%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Dividend Builder Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.7% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $401,084,312 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($106,653,145) and December 31, 2017 ($294,431,167). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $6,996,923 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance
Dividend Builder Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $30,224 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $51,957 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $1,029,564 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $217,973 and $663,673 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $871,000 and $28,758,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $72,658 and $221,224 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No

13

Eaton Vance
Dividend Builder Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $500, $71,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,531,966 and $104,964,130, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	4,480,398	10,627,980
Issued to shareholders electing to receive payments of distributions in Fund shares	1,007,487	2,704,821
Redemptions	(10,381,437)	(29,699,458)
Exchange from Class B shares	301,154	873,462

Net decrease	(4,592,398)	(15,493,195)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	72,475	642,573
Issued to shareholders electing to receive payments of distributions in Fund shares	52,741	158,870
Redemptions	(610,458)	(1,852,696)
Exchange to Class A shares	(300,244)	(870,506)

Net decrease	(785,486)	(1,921,759)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	880,141	2,821,551
Issued to shareholders electing to receive payments of distributions in Fund shares	149,799	416,727
Redemptions	(2,190,305)	(5,771,838)

Net decrease	(1,160,365)	(2,533,560)

14

Eaton Vance
Dividend Builder Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	701,591	4,051,837
Issued to shareholders electing to receive payments of distributions in Fund shares	94,685	215,451
Redemptions	(1,990,037)	(3,879,698)

Net increase (decrease)	(1,193,761)	387,590

15

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 4.9%

Boeing Co. (The)	150,000	$11,145,000
Honeywell International, Inc.	200,000	11,168,000
Lockheed Martin Corp.	175,000	15,239,000
United Technologies Corp.	215,000	16,238,950

		$53,790,950

Air Freight & Logistics — 0.5%

United Parcel Service, Inc., Class B	75,000	$5,907,000

		$5,907,000

Building Products — 0.8%

Compagnie de Saint-Gobain(1)	250,000	$9,237,293

		$9,237,293

Chemicals — 2.7%

Celanese Corp., Series A	175,000	$6,058,500
LyondellBasell Industries NV, Class A	290,000	11,678,300
Monsanto Co.	150,000	12,417,000

		$30,153,800

Commercial Banks — 6.9%

KeyCorp	1,300,000	$10,062,000
PNC Financial Services Group, Inc.	362,000	22,121,820
Regions Financial Corp.	2,000,000	13,500,000
Wells Fargo & Co.	911,672	30,486,312

		$76,170,132

Communications Equipment — 2.3%

QUALCOMM, Inc.	450,000	$25,056,000

		$25,056,000

Computers & Peripherals — 4.9%

Apple, Inc.(2)	92,000	$53,728,000

		$53,728,000

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	300,000	$10,719,000

		$10,719,000

Diversified Telecommunication Services — 2.5%

CenturyLink, Inc.	205,000	$8,095,450
France Telecom SA(1)	600,000	7,889,029
Telstra Corp., Ltd.	3,000,000	11,366,746

		$27,351,225

Electric Utilities — 0.5%

Edison International	120,000	$5,544,000

		$5,544,000

Energy Equipment & Services — 1.5%

Halliburton Co.	360,000	$10,220,400
Seadrill, Ltd.	175,000	6,241,458

		$16,461,858

Food & Staples Retailing — 2.5%

Casino Guichard-Perrachon SA	150,000	$13,184,773
Costco Wholesale Corp.	155,000	14,725,000

		$27,909,773

Food Products — 2.5%

Hillshire Brands Co.	121,000	$3,507,790
Kraft Foods, Inc., Class A	180,000	6,951,600
Nestle SA	290,000	17,306,582

		$27,765,972

Health Care Equipment & Supplies — 1.6%

Covidien PLC	325,000	$17,387,500

		$17,387,500

Health Care Providers & Services — 2.7%

Fresenius Medical Care AG & Co. KGaA	280,372	$19,802,159
Humana, Inc.	125,000	9,680,000

		$29,482,159

Hotels, Restaurants & Leisure — 2.4%

McDonald’s Corp.	294,000	$26,027,820

		$26,027,820

Household Products — 0.8%

Colgate-Palmolive Co.	80,000	$8,328,000

		$8,328,000

See Notes to Financial Statements.
16

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 0.6%

General Electric Co.	300,000	$6,252,000

		$6,252,000

Insurance — 6.8%

Aflac, Inc.	350,000	$14,906,500
MetLife, Inc.	1,020,169	31,472,213
Prudential Financial, Inc.	576,304	27,910,403

		$74,289,116

IT Services — 7.0%

Accenture PLC, Class A	460,000	$27,641,400
International Business Machines Corp.	140,000	27,381,200
Visa, Inc., Class A	182,000	22,500,660

		$77,523,260

Machinery — 0.9%

PACCAR, Inc.	250,000	$9,797,500

		$9,797,500

Media — 1.1%

Walt Disney Co. (The)	250,000	$12,125,000

		$12,125,000

Metals & Mining — 1.4%

Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,814,000
KGHM Polska Miedz SA	200,000	8,752,923

		$15,566,923

Multi-Utilities — 3.6%

CMS Energy Corp.	700,000	$16,450,000
National Grid PLC	700,000	7,418,623
Sempra Energy	125,000	8,610,000
Veolia Environnement(1)	550,000	6,964,738

		$39,443,361

Multiline Retail — 0.6%

Macy’s, Inc.	200,000	$6,870,000

		$6,870,000

Oil, Gas & Consumable Fuels — 8.6%

Chevron Corp.	200,000	$21,100,000
Enbridge, Inc.	250,000	9,980,000
Kinder Morgan Management, LLC(1)(2)	266,143	19,540,219
Occidental Petroleum Corp.	224,000	19,212,480
Phillips 66(2)	407,500	13,545,300
Royal Dutch Shell PLC, Class A	325,000	10,950,212

		$94,328,211

Pharmaceuticals — 7.7%

Abbott Laboratories	150,000	$9,670,500
Johnson & Johnson	250,000	16,890,000
Pfizer, Inc.	700,000	16,100,000
Sanofi SA	315,000	23,845,749
Teva Pharmaceutical Industries, Ltd. ADR	475,000	18,734,000

		$85,240,249

Road & Rail — 1.1%

Union Pacific Corp.	100,000	$11,931,000

		$11,931,000

Semiconductors & Semiconductor Equipment — 2.3%

Cypress Semiconductor Corp.(2)	710,000	$9,386,200
Intel Corp.	610,000	16,256,500

		$25,642,700

Software — 4.3%

Microsoft Corp.	1,020,000	$31,201,800
Oracle Corp.	550,000	16,335,000

		$47,536,800

Specialty Retail — 5.1%

Home Depot, Inc. (The)	265,000	$14,042,350
Industria de Diseno Textil SA	65,000	6,718,736
Kingfisher PLC	1,500,000	6,766,529
Lowe’s Companies, Inc.	280,000	7,963,200
TJX Companies, Inc. (The)	480,000	20,606,400

		$56,097,215

Textiles, Apparel & Luxury Goods — 1.0%

Coach, Inc.	190,000	$11,111,200

		$11,111,200

Tobacco — 3.9%

British American Tobacco PLC	350,000	$17,793,997
Japan Tobacco, Inc.(1)	400,000	11,850,256

See Notes to Financial Statements.
17

Dividend Builder Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco (continued)

Philip Morris International, Inc.	150,000	$13,089,000

		$42,733,253

Transportation Infrastructure — 0.6%

Abertis Infraestructuras SA	500,000	$6,757,281

		$6,757,281

Wireless Telecommunication Services — 1.7%

Millicom International Cellular SA SDR	80,000	$7,550,070
Vodafone Group PLC ADR	400,000	11,272,000

		$18,822,070

Total Common Stocks
(identified cost $925,033,843)		$1,093,087,621

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$17,413	$17,413,121
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	26	26,109

Total Short-Term Investments
(identified cost $17,439,230)		$17,439,230

Total Investments — 100.9%
(identified cost $942,473,073)		$1,110,526,851

Other Assets, Less Liabilities — (0.9)%		$(9,989,421)

Net Assets — 100.0%		$1,100,537,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	72.3%	$795,997,267
France	5.5	61,121,582
United Kingdom	4.9	54,201,361
Ireland	4.1	45,028,900
Germany	1.8	19,802,159
Israel	1.7	18,734,000
Switzerland	1.6	17,306,582
Spain	1.2	13,476,017
Japan	1.1	11,850,256
Netherlands	1.1	11,678,300
Australia	1.0	11,366,746
Canada	0.9	9,980,000
Poland	0.8	8,752,923
Luxembourg	0.7	7,550,070
Norway	0.6	6,241,458

Long-Term Investments	99.3%	$1,093,087,621

Short-Term Investments		$17,439,230

Total Investments		$1,110,526,851

See Notes to Financial Statements.
18

Dividend Builder Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value including $17,530,357 of securities on loan (identified cost, $925,033,843)	$1,093,087,621
Affiliated investments, at value (identified cost, $17,439,230)	17,439,230
Restricted cash*	1,030,436
Foreign currency, at value (identified cost, $595,943)	602,429
Dividends receivable	3,267,100
Interest receivable from affiliated investment	365
Receivable for investments sold	6,746,662
Securities lending income receivable	104,928
Tax reclaims receivable	1,584,652

Total assets	$1,123,863,423

Liabilities

Notes payable	$3,300,000
Collateral for securities loaned	17,413,121
Payable for open forward foreign currency exchange contracts	1,941,747
Payable to affiliates:
Investment adviser fee	558,561
Trustees’ fees	11,530
Accrued expenses	101,034

Total liabilities	$23,325,993

Net Assets applicable to investors’ interest in Portfolio	$1,100,537,430

Sources of Net Assets

Investors’ capital	$934,343,338
Net unrealized appreciation	166,194,092

Total	$1,100,537,430

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

See Notes to Financial Statements.
19

Dividend Builder Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $1,220,180)	$21,274,622
Securities lending income, net	477,640
Interest allocated from affiliated investment	3,129
Expenses allocated from affiliated investment	(516)

Total investment income	$21,754,875

Expenses

Investment adviser fee	$3,601,150
Trustees’ fees and expenses	24,093
Custodian fee	156,583
Legal and accounting services	35,802
Miscellaneous	21,496

Total expenses	$3,839,124

Deduct —
Reduction of custodian fee	$16

Total expense reductions	$16

Net expenses	$3,839,108

Net investment income	$17,915,767

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$61,565,865
Investment transactions allocated from affiliated investments	1,885
Foreign currency and forward foreign currency exchange contract transactions	4,204,763

Net realized gain	$65,772,513

Change in unrealized appreciation (depreciation) —
Investments	$(4,866,008)
Foreign currency and forward foreign currency exchange contracts	(2,012,303)

Net change in unrealized appreciation (depreciation)	$(6,878,311)

Net realized and unrealized gain	$58,894,202

Net increase in net assets from operations	$76,809,969

See Notes to Financial Statements.
20

Dividend Builder Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$17,915,767	$51,098,279
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	65,772,513	71,080,836
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(6,878,311)	(102,990,031)

Net increase in net assets from operations	$76,809,969	$19,189,084

Capital transactions —
Contributions	$6,903,396	$11,598,891
Withdrawals	(105,861,898)	(253,879,351)

Net decrease in net assets from capital transactions	$(98,958,502)	$(242,280,460)

Net decrease in net assets	$(22,148,533)	$(223,091,376)

Net Assets

At beginning of period	$1,122,685,963	$1,345,777,339

At end of period	$1,100,537,430	$1,122,685,963

See Notes to Financial Statements.
21

Dividend Builder Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009		2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.67%		0.67%	0.68%		0.66%	0.67%
Net investment income	3.15	%(2)	4.16	%(3)	3.87%	4.76	%(4)	3.37%	2.59%
Portfolio Turnover	39	%(5)	87%		100%	152%		148%	60%

Total Return	6.86	%(5)	1.55%		9.47%	13.45%		(37.31)%	23.32%

Net assets, end of period (000’s omitted)	$1,100,537		$1,122,686		$1,345,777	$1,474,192		$1,462,000	$1,849,307

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.93% of average daily net assets.
(4)	Includes special dividends equal to 1.10% of average daily net assets.
(5)	Not annualized.

See Notes to Financial Statements.
22

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Dividend Builder Fund held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

23

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $3,601,150 or 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $443,116,093 and $519,867,016, respectively, for the six months ended June 30, 2012.

24

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$944,463,414

Gross unrealized appreciation	$190,132,044
Gross unrealized depreciation	(24,068,607)

Net unrealized appreciation	$166,063,437

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,167,805	Citibank NA	$(89,380)
7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,169,762	Standard Chartered Bank	(87,423)
7/31/12	British Pound Sterling 9,103,956	United States Dollar 14,167,122	State Street Bank and Trust Co.	(90,063)
7/31/12	Euro 29,969,830	United States Dollar 37,373,127	Citibank NA	(562,060)
7/31/12	Euro 29,969,830	United States Dollar 37,382,178	Standard Chartered Bank	(553,009)
7/31/12	Euro 29,969,830	United States Dollar 37,375,374	State Street Bank and Trust Co.	(559,812)

				$(1,941,747)

At June 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $1,941,747. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,030,436.

25

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Portfolio invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk from such derivatives was none. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at June 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(1,941,747	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Forward foreign currency exchange contracts	$4,187,523(1)	$(1,986,541	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately $170,148,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2012, the Portfolio had a balance outstanding pursuant to this line of credit of $3,300,000 at an interest rate of 1.15%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2012. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2012 were not significant.

7 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

26

Dividend Builder Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2012 amounted to $22,290. At June 30, 2012, the value of the securities loaned and the value of the collateral received amounted to $17,530,357 and $17,413,121, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$98,745,970	$13,485,265	$—	$112,231,235
Consumer Staples	46,601,390	60,135,608	—	106,736,998
Energy	93,598,399	17,191,670	—	110,790,069
Financials	161,178,248	—	—	161,178,248
Health Care	88,462,000	43,647,908	—	132,109,908
Industrials	87,678,450	15,994,574	—	103,673,024
Information Technology	229,486,760	—	—	229,486,760
Materials	36,967,800	8,752,923	—	45,720,723
Telecommunication Services	19,367,450	26,805,845	—	46,173,295
Utilities	30,604,000	14,383,361	—	44,987,361

Total Common Stocks	$892,690,467	$200,397,154 *	$—	$1,093,087,621

Short-Term Investments	$—	$17,439,230	$—	$17,439,230

Total Investments	$892,690,467	$217,836,384	$—	$1,110,526,851

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,941,747)	$—	$(1,941,747)

Total	$—	$(1,941,747)	$—	$(1,941,747)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

29

Eaton Vance
Dividend Builder Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance over more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance
Dividend Builder Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Dividend Builder Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance
Dividend Builder Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159-8/12	UTSRC

Eaton Vance Greater India Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4
Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29
Important Notices	30

Eaton Vance
Greater India Fund
June 30, 2012
Portfolio Manager Christopher Darling, Lloyd George Management (Hong Kong) Limited
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	5/2/1994	9.40%	-25.43%	-5.91%	15.14%	—
Class A with 5.75% Maximum Sales Charge	—	3.12	-29.71	-7.02	14.47	—
Class B at NAV	5/2/1994	8.98	-25.96	-6.46	14.62	—
Class B with 5% Maximum Sales Charge	—	3.98	-29.66	-6.79	14.62	—
Class C at NAV	7/7/2006	9.03	-25.94	-6.45	—	0.66%
Class C with 1% Maximum Sales Charge	—	8.03	-26.68	-6.45	—	0.66
Class I at NAV	10/1/2009	9.55	-25.22	—	—	-4.35

Bombay Stock Exchange 100 Index	—	10.29%	-29.01%	-2.60%	17.21%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			1.99%	2.69%	2.69%	1.69%
Net			1.88	2.58	2.58	1.58
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ICICI Bank, Ltd.	4.8%
ITC, Ltd.	4.8
Infosys, Ltd.	4.8
HDFC Bank, Ltd.	4.8
Housing Development Finance Corp., Ltd.	4.5
State Bank of India	4.2
Larsen & Toubro, Ltd.	4.2
Bharti Airtel, Ltd.	3.4
Tata Consultancy Services, Ltd.	3.3
Dr. Reddy’s Laboratories, Ltd.	3.2

Total	42.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Greater India Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Greater India Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,094.00	$9.79	**	1.88%
Class B	$1,000.00	$1,089.80	$13.41	**	2.58%
Class C	$1,000.00	$1,090.30	$13.41	**	2.58%
Class I	$1,000.00	$1,095.50	$8.23	**	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.42	**	1.88%
Class B	$1,000.00	$1,012.00	$12.91	**	2.58%
Class C	$1,000.00	$1,012.00	$12.91	**	2.58%
Class I	$1,000.00	$1,017.00	$7.92	**	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Greater India Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Greater India Portfolio, at value (identified cost, $347,673,734)	$349,594,604
Receivable for Fund shares sold	114,326
Receivable from affiliates	50,120
Other assets	4,041

Total assets	$349,763,091

Liabilities

Payable for Fund shares redeemed	$1,208,512
Payable to affiliates:
Administration fee	41,614
Distribution and service fees	132,547
Trustees’ fees	125
Accrued expenses	175,259

Total liabilities	$1,558,057

Net Assets	$348,205,034

Sources of Net Assets

Paid-in capital	$489,690,344
Accumulated net realized loss from Portfolio	(138,429,026)
Accumulated net investment loss	(4,977,154)
Net unrealized appreciation from Portfolio	1,920,870

Total	$348,205,034

Class A Shares

Net Assets	$227,044,515
Shares Outstanding	12,039,869
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.86
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.01

Class B Shares

Net Assets	$57,393,578
Shares Outstanding	3,403,428
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.86

Class C Shares

Net Assets	$40,910,580
Shares Outstanding	2,420,761
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.90

Class I Shares

Net Assets	$22,856,361
Shares Outstanding	1,200,297
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Greater India Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $4,776)	$3,696,401
Interest allocated from Portfolio	109
Expenses allocated from Portfolio	(2,602,752)

Total investment income from Portfolio	$1,093,758

Expenses

Administration fee	$294,179
Distribution and service fees
Class A	380,459
Class B	332,600
Class C	231,447
Trustees’ fees and expenses	250
Custodian fee	19,592
Transfer and dividend disbursing agent fees	391,766
Legal and accounting services	13,619
Printing and postage	51,722
Registration fees	29,813
Miscellaneous	6,275

Total expenses	$1,751,722

Deduct —
Allocation of expenses to affiliates	$310,526

Total expense reductions	$310,526

Net expenses	$1,441,196

Net investment loss	$(347,438)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,883,932
Foreign currency transactions	(208,179)

Net realized gain	$1,675,753

Change in unrealized appreciation (depreciation) —
Investments	$33,115,881
Foreign currency	81,730

Net change in unrealized appreciation (depreciation)	$33,197,611

Net realized and unrealized gain	$34,873,364

Net increase in net assets from operations	$34,525,926

See Notes to Financial Statements.
6

Eaton Vance
Greater India Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(347,438)	$(4,017,832)
Net realized gain (loss) from investment and foreign currency transactions	1,675,753	(22,207,655)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	33,197,611	(248,329,948)

Net increase (decrease) in net assets from operations	$34,525,926	$(274,555,435)

Distributions to shareholders —
From net investment income
Class A	$—	$(668,128)
Class B	—	(194,900)
Class C	—	(130,207)
Class I	—	(58,812)

Total distributions to shareholders	$—	$(1,052,047)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,184,290	$27,427,610
Class B	613,968	2,807,280
Class C	1,897,124	8,398,869
Class I	3,103,157	20,244,120
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	574,772
Class B	—	150,402
Class C	—	92,742
Class I	—	19,156
Cost of shares redeemed
Class A	(42,545,235)	(178,388,547)
Class B	(9,299,804)	(29,806,058)
Class C	(7,198,961)	(27,670,579)
Class I	(6,106,509)	(23,636,102)
Net asset value of shares exchanged
Class A	5,161,381	2,522,247
Class B	(5,161,381)	(2,522,247)

Net decrease in net assets from Fund share transactions	$(44,351,970)	$(199,786,335)

Net decrease in net assets	$(9,826,044)	$(475,393,817)

Net Assets

At beginning of period	$358,031,078	$833,424,895

At end of period	$348,205,034	$358,031,078

Accumulated net investment loss included in net assets

At end of period	$(4,977,154)	$(4,629,716)

See Notes to Financial Statements.
7

Eaton Vance
Greater India Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$17.240		$28.220		$23.350	$12.050	$36.190	$25.800

Income (Loss) From Operations

Net investment income (loss)(1)	$0.001		$(0.120)		$(0.208)	$(0.157)	$(0.245)	$(0.331)
Net realized and unrealized gain (loss)	1.619		(10.823)		5.077	11.456	(22.716)	14.234

Total income (loss) from operations	$1.620		$(10.943)		$4.869	$11.299	$(22.961)	$13.903

Less Distributions

From net investment income	$—		$(0.037)		$—	$—	$—	$—
From net realized gain	—		—		—	—	(1.183)	(3.518)

Total distributions	$—		$(0.037)		$—	$—	$(1.183)	$(3.518)

Redemption fees(1)	$—		$—		$0.001	$0.001	$0.004	$0.005

Net asset value — End of period	$18.860		$17.240		$28.220	$23.350	$12.050	$36.190

Total Return(2)	9.40	%(3)	(38.80)%		20.81%	93.78%	(65.23)%	55.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$227,045		$227,581		$552,831	$508,035	$293,121	$1,268,761
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.88	%(6)(7)	1.93	%(7)	1.97%	2.23%	2.12%	1.99%
Net investment income (loss)	0.01	%(6)	(0.51)%		(0.83)%	(0.91)%	(1.10)%	(1.11)%
Portfolio Turnover of the Portfolio	31	%(3)	49%		59%	63%	38%	63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
8

Eaton Vance
Greater India Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$15.470		$25.500		$21.230	$11.000	$33.360	$24.090

Income (Loss) From Operations

Net investment loss(1)	$(0.064)		$(0.250)		$(0.323)	$(0.222)	$(0.324)	$(0.446)
Net realized and unrealized gain (loss)	1.454		(9.743)		4.592	10.451	(20.856)	13.229

Total income (loss) from operations	$1.390		$(9.993)		$4.269	$10.229	$(21.180)	$12.783

Less Distributions

From net investment income	$—		$(0.037)		$—	$—	$—	$—
From net realized gain	—		—		—	—	(1.183)	(3.518)

Total distributions	$—		$(0.037)		$—	$—	$(1.183)	$(3.518)

Redemption fees(1)	$—		$—		$0.001	$0.001	$0.003	$0.005

Net asset value — End of period	$16.860		$15.470		$25.500	$21.230	$11.000	$33.360

Total Return(2)	8.98	%(3)	(39.21)%		20.07%	92.82%	(65.40)%	54.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$57,394		$64,624		$142,604	$134,386	$77,277	$301,887
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.58	%(6)(7)	2.61	%(7)	2.58%	2.73%	2.62%	2.49%
Net investment loss	(0.73	)%(6)	(1.18)%		(1.42)%	(1.42)%	(1.60)%	(1.61)%
Portfolio Turnover of the Portfolio	31	%(3)	49%		59%	63%	38%	63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
9

Eaton Vance
Greater India Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$15.500		$25.550		$21.270	$11.030	$33.420	$24.120

Income (Loss) From Operations

Net investment loss(1)	$(0.062)		$(0.249)		$(0.325)	$(0.227)	$(0.315)	$(0.485)
Net realized and unrealized gain (loss)	1.462		(9.764)		4.604	10.466	(20.895)	13.299

Total income (loss) from operations	$1.400		$(10.013)		$4.279	$10.239	$(21.210)	$12.814

Less Distributions

From net investment income	$—		$(0.037)		$—	$—	$—	$—
From net realized gain	—		—		—	—	(1.183)	(3.518)

Total distributions	$—		$(0.037)		$—	$—	$(1.183)	$(3.518)

Redemption fees(1)	$—		$—		$0.001	$0.001	$0.003	$0.004

Net asset value — End of period	$16.900		$15.500		$25.550	$21.270	$11.030	$33.420

Total Return(2)	9.03	%(3)	(39.23)%		20.12%	92.84%	(65.40)%	54.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,911		$42,307		$93,865	$74,778	$35,548	$120,050
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.58	%(6)(7)	2.61	%(7)	2.58%	2.73%	2.62%	2.49%
Net investment loss	(0.70	)%(6)	(1.17)%		(1.43)%	(1.42)%	(1.58)%	(1.66)%
Portfolio Turnover of the Portfolio	31	%(3)	49%		59%	63%	38%	63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively). Absent this subsidy, total return would be lower.

See Notes to Financial Statements.
10

Eaton Vance
Greater India Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012					Period Ended
	(Unaudited)		2011		2010	December 31, 2009(1)

Net asset value — Beginning of period	$17.380		$28.360		$23.380	$21.550

Income (Loss) From Operations

Net investment income (loss)(2)	$0.029		$(0.018)		$(0.093)	$(0.071)
Net realized and unrealized gain (loss)	1.631		(10.925)		5.072	1.901

Total income (loss) from operations	$1.660		$(10.943)		$4.979	$1.830

Less Distributions

From net investment income	$—		$(0.037)		$—	$—

Total distributions	$—		$(0.037)		$—	$—

Redemption fees(2)	$—		$—		$0.001	$0.000	(3)

Net asset value — End of period	$19.040		$17.380		$28.360	$23.380

Total Return(4)	9.55	%(5)	(38.62)%		21.30%	8.49	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,856		$23,520		$44,125	$29,502
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.58	%(8)(9)	1.61	%(9)	1.57%	1.73	%(8)
Net investment income (loss)	0.30	%(8)	(0.08)%		(0.37)%	(1.25	)%(8)
Portfolio Turnover of the Portfolio	31	%(5)	49%		59%	63	%(10)

(1)	For the period from the commencement of operations, October 1, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively). Absent this subsidy, total return would be lower.

(10)	For the Portfolio’s year ended December 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Greater India Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $104,847,775 and deferred capital losses of $27,294,156 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. Additionally, at December 31, 2011, the Fund had a net loss of $3,863,589 attributable to foreign currency and passive foreign investment company transations incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

12

Eaton Vance
Greater India Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $294,179. In addition, the investment adviser fees are paid by the Portfolio to Boston Management and Research (BMR), a subsidiary of EVM, and sub-adviser fees are paid by BMR to Lloyd George Management (Hong Kong) Limited (LGM-HK). See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 28, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $310,526 in total of the Fund’s operating expenses for the six months ended June 30, 2012. Such reimbursement was shared equally by BMR and LGM-HK. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $25,218 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,824 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012, amounted to $380,459 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of

13

Eaton Vance
Greater India Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $249,450 and $173,585 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,299,000 and $9,823,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $83,150 and $57,862 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received less than $100 and approximately $92,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,626,177 and $51,122,411, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	756,850	1,118,423
Issued to shareholders electing to receive payments of distributions in Fund shares	—	23,299
Redemptions	(2,170,846)	(7,647,562)
Exchange from Class B shares	252,294	115,700

Net decrease	(1,161,702)	(6,390,140)

14

Eaton Vance
Greater India Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	33,944	129,515
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,756
Redemptions	(526,579)	(1,422,789)
Exchange to Class A shares	(281,518)	(128,608)

Net decrease	(774,153)	(1,415,126)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	106,787	379,101
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,157
Redemptions	(414,919)	(1,327,635)

Net decrease	(308,132)	(944,377)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	155,562	835,345
Issued to shareholders electing to receive payments of distributions in Fund shares	—	772
Redemptions	(308,430)	(1,038,738)

Net decrease	(152,868)	(202,621)

15

Greater India Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

India — 93.4%

Common Stocks — 95.4%

Security	Shares	Value

Auto Components — 1.0%

Exide Industries, Ltd.	1,445,092	$3,544,599

		$3,544,599

Automobiles — 8.3%

Bajaj Auto, Ltd.(1)	208,660	$5,914,683
Mahindra & Mahindra, Ltd.	821,136	10,427,946
Maruti Suzuki India, Ltd.	258,420	5,441,764
Tata Motors, Ltd.	805,400	3,521,739
Tata Motors, Ltd., Class A	1,486,520	3,566,057

		$28,872,189

Commercial Banks — 20.1%

Allahabad Bank, Ltd.	1,909,984	$5,159,765
Bank of Baroda	407,841	5,380,874
HDFC Bank, Ltd.	1,635,325	16,607,528
ICICI Bank, Ltd.	1,049,374	16,854,727
State Bank of India	380,788	14,781,908
Union Bank of India, Ltd.	1,190,890	4,489,072
Yes Bank, Ltd.	1,169,240	7,142,241

		$70,416,115

Construction & Engineering — 5.4%

IRB Infrastructure Developers, Ltd.	1,876,813	$4,291,275
Larsen & Toubro, Ltd.	580,622	14,646,649

		$18,937,924

Consumer Finance — 1.5%

Shriram Transport Finance Co., Ltd.	541,263	$5,168,053

		$5,168,053

Diversified Financial Services — 4.8%

Infrastructure Development Finance Co., Ltd.	3,063,969	$7,543,091
Multi Commodity Exchange of India, Ltd.	166,120	3,141,805
Rural Electrification Corp., Ltd.	1,820,454	6,252,517

		$16,937,413

Electric Utilities — 2.4%

Power Grid Corporation of India, Ltd.	4,076,329	$8,354,007

		$8,354,007

Hotels, Restaurants & Leisure — 0.3%

Mahindra Holidays & Resorts India, Ltd.	167,182	$902,689

		$902,689

Household Products — 1.2%

Hindustan Unilever, Ltd.	527,260	$4,301,345

		$4,301,345

IT Services — 10.4%

HCL Technologies, Ltd.	932,184	$7,978,906
Infosys, Ltd.	372,473	16,810,749
Tata Consultancy Services, Ltd.	505,434	11,669,478

		$36,459,133

Machinery — 1.2%

Ashok Leyland, Ltd.(1)	9,531,633	$4,290,575

		$4,290,575

Media — 2.4%

Dish TV India, Ltd.(1)	2,900,549	$3,329,026
Zee Entertainment Enterprises, Ltd.	1,920,600	5,124,053

		$8,453,079

Metals & Mining — 4.6%

Hindalco Industries, Ltd.	2,423,100	$5,275,896
Jindal Steel & Power, Ltd.	645,840	5,474,039
Tata Steel, Ltd.	652,854	5,233,321

		$15,983,256

Oil, Gas & Consumable Fuels — 8.0%

Coal India, Ltd.	1,141,990	$7,143,678
Oil & Natural Gas Corp., Ltd.	1,140,680	5,835,665
Petronet LNG, Ltd.	1,426,571	3,686,279
Reliance Industries, Ltd.	843,897	11,201,677

		$27,867,299

Pharmaceuticals — 7.4%

Cipla, Ltd.	1,060,398	$6,022,506
Dr. Reddy’s Laboratories, Ltd.	379,379	11,240,132
Glenmark Pharmaceuticals, Ltd.	487,123	3,173,702
Lupin, Ltd.	545,344	5,346,108

		$25,782,448

See Notes to Financial Statements.
16

Greater India Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Management & Development — 1.7%

DLF, Ltd.	1,661,470	$5,963,973

		$5,963,973

Thrifts & Mortgage Finance — 4.5%

Housing Development Finance Corp., Ltd.	1,331,830	$15,645,026

		$15,645,026

Tobacco — 4.8%

ITC, Ltd.	3,602,199	$16,839,047

		$16,839,047

Wireless Telecommunication Services — 3.4%

Bharti Airtel, Ltd.	2,166,296	$11,933,825

		$11,933,825

Total India
(identified cost $324,689,062)		$326,651,995

Sri Lanka — 2.0%

Commercial Banks — 0.9%

Commercial Bank of Ceylon PLC	4,223,642	$3,117,168

		$3,117,168

Industrial Conglomerates — 1.1%

John Keells Holdings PLC	2,813,368	$3,844,022

		$3,844,022

Total Sri Lanka
(identified cost $6,957,664)		$6,961,190

Total Common Stocks
(identified cost $331,646,726)		$333,613,185

Short-Term Investments — 1.1%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/2/12	$3,659	$3,659,368

Total Short-Term Investments
(identified cost $3,659,368)		$3,659,368

Total Investments — 96.5%
(identified cost $335,306,094)		$337,272,553

Other Assets, Less Liabilities — 3.5%		$12,322,968

Net Assets — 100.0%		$349,595,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
17

Greater India Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $335,306,094)	$337,272,553
Foreign currency, at value (identified cost, $5,982,763)	6,089,965
Dividends and interest receivable	1,511,411
Receivable for investments sold	7,092,233
Receivable for foreign taxes	1,140,159

Total assets	$353,106,321

Liabilities

Payable for investments purchased	$3,021,860
Payable to affiliates:
Investment adviser fee	306,054
Trustees’ fees	3,795
Accrued expenses	179,091

Total liabilities	$3,510,800

Net Assets applicable to investors’ interest in Portfolio	$349,595,521

Sources of Net Assets

Investors’ capital	$347,740,154
Net unrealized appreciation	1,855,367

Total	$349,595,521

See Notes to Financial Statements.
18

Greater India Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $4,776)	$3,696,410
Interest	109

Total investment income	$3,696,519

Expenses

Investment adviser fee	$2,162,242
Trustees’ fees and expenses	6,121
Custodian fee	369,000
Legal and accounting services	57,496
Miscellaneous	7,899

Total expenses	$2,602,758

Net investment income	$1,093,761

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,883,935
Foreign currency transactions	(208,179)

Net realized gain	$1,675,756

Change in unrealized appreciation (depreciation) —
Investments	$33,115,956
Foreign currency	81,730

Net change in unrealized appreciation (depreciation)	$33,197,686

Net realized and unrealized gain	$34,873,442

Net increase in net assets from operations	$35,967,203

See Notes to Financial Statements.
19

Greater India Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$1,093,761	$922,622
Net realized gain (loss) from investment and foreign currency transactions	1,675,756	(22,207,708)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	33,197,686	(248,330,416)

Net increase (decrease) in net assets from operations	$35,967,203	$(269,615,502)

Capital transactions —
Contributions	$3,626,177	$1,793,930
Withdrawals	(51,122,411)	(206,481,598)

Net decrease in net assets from capital transactions	$(47,496,234)	$(204,687,668)

Net decrease in net assets	$(11,529,031)	$(474,303,170)

Net Assets

At beginning of period	$361,124,552	$835,427,722

At end of period	$349,595,521	$361,124,552

See Notes to Financial Statements.
20

Greater India Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.32	%(2)	1.27%	1.19%	1.22%	1.19%	1.14%
Net investment income (loss)	0.56	%(2)	0.15%	(0.04)%	0.09%	(0.17)%	(0.27)%
Portfolio Turnover	31	%(3)	49%	59%	63%	38%	63%

Total Return	9.70	%(3)	(38.37)%	21.75%	95.65%	(64.87)%	56.32%

Net assets, end of period (000’s omitted)	$349,596		$361,125	$835,428	$748,770	$410,359	$1,689,486

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
21

Greater India Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.

22

Greater India Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files tax returns in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. The Portfolio’s India tax return for the year ended March 31, 2009 is currently under review by the Indian tax authorities.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended June 30, 2012, the investment adviser fee amounted to $2,162,242 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $117,398,074 and $173,321,291, respectively, for the six months ended June 30, 2012.

23

Greater India Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$344,008,586

Gross unrealized appreciation	$36,158,395
Gross unrealized depreciation	(42,894,428)

Net unrealized depreciation	$(6,736,033)

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. Settlement of securities transactions in the Indian sub-continent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio’s assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Greater India Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$41,772,556		$—	$41,772,556
Consumer Staples	—	21,140,392		—	21,140,392
Energy	—	27,867,299		—	27,867,299
Financials	3,141,805	114,105,943		—	117,247,748
Health Care	—	25,782,448		—	25,782,448
Industrials	—	27,072,521		—	27,072,521
Information Technology	—	36,459,133		—	36,459,133
Materials	—	15,983,256		—	15,983,256
Telecommunication Services	—	11,933,825		—	11,933,825
Utilities	—	8,354,007		—	8,354,007

Total Common Stocks	$3,141,805	$330,471,380	*	$—	$333,613,185

Short-Term Investments	$—	$3,659,368		$—	$3,659,368

Total Investments	$3,141,805	$334,130,748		$—	$337,272,553

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance
Greater India Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance
Greater India Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (“Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with Lloyd George Management (Hong Kong) Limited (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities may include supervising Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board also took into account the resources dedicated to portfolio management and other services including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance
Greater India Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Approval of Investment Advisory Agreements for the Fund

As noted above, the Fund has historically been structured to invest its assets in the Portfolio. At the April 23, 2012 meeting, the Board approved a restructuring pursuant to which the Fund would withdraw its assets in kind from the Portfolio, whereupon the Portfolio would be dissolved and the Adviser and the Sub-adviser would manage the Fund’s assets directly. In connection with the restructuring, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement for the Fund with the Adviser and an investment sub-advisory agreement with the Sub-adviser (the “Fund Advisory Agreements”) to govern the direct investment of the Fund’s assets by the Adviser and the Sub-adviser. In considering such approval, the Board noted that the advisory fee rates and other terms and conditions of the Fund Advisory Agreements are substantially the same as those of the investment advisory agreement and sub-advisory agreement for the Portfolio. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the investment advisory agreement and sub-advisory agreement for the Portfolio, the Board concluded that entering into the Fund Advisory Agreements is in the interests of Fund shareholders, and the Board voted to approve such agreements. The Fund’s withdrawal from the Portfolio will not occur if the Adviser determines that such withdrawal will not result in any adverse tax consequences to the Fund or Portfolio.

28

Eaton Vance
Greater India Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Greater India Portfolio

Hon. Robert Lloyd George President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance
Greater India Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Greater India Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142-8/12	GISRC

Eaton Vance Investment Grade Income Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Investment Grade Income Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
Investment Grade Income Fund
June 30, 2012
Portfolio Managers Thomas H. Luster, CFA and Bernard Scozzafava, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	1/5/2009	2.56%	6.70%	—	6.53%
Class A with 4.75% Maximum Sales Charge	—	-2.29	1.59	—	5.06
Class I at NAV	3/21/2007	2.69	6.96	6.47%	5.97

Barclays Capital U.S. Aggregate Index	3/21/2007	2.37%	7.47%	6.79%	6.22%

% Total Annual Operating Expense Ratios[3]				Class A	Class I

Gross				1.14%	0.90%
Net				0.75	0.50
Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Investment Grade Income Fund

June 30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes Eaton Vance Cash Collateral Fund, LLC.

Fund profile subject to change due to active management.

3

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,025.60	$3.78	**	0.75%
Class I	$1,000.00	$1,026.90	$2.52	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	**	0.75%
Class I	$1,000.00	$1,022.40	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Investment Grade Income Portfolio, at value (identified cost, $40,661,800)	$41,581,649
Receivable for Fund shares sold	256,856
Receivable from affiliate	5,590

Total assets	$41,844,095

Liabilities

Payable for Fund shares redeemed	$159,637
Distributions payable	31,467
Payable to affiliates:
Distribution and service fees	4,373
Trustees’ fees	125
Accrued expenses	12,318

Total liabilities	$207,920

Net Assets	$41,636,175

Sources of Net Assets

Paid-in capital	$40,364,496
Accumulated net realized gain from Portfolio	543,362
Accumulated distributions in excess of net investment income	(191,532)
Net unrealized appreciation from Portfolio	919,849

Total	$41,636,175

Class A Shares

Net Assets	$22,027,389
Shares Outstanding	2,089,801
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.07

Class I Shares

Net Assets	$19,608,786
Shares Outstanding	1,862,823
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
5

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest allocated from Portfolio	$717,944
Dividends allocated from Portfolio	7,975
Securities lending income allocated from Portfolio, net	710
Expenses allocated from Portfolio	(103,150)

Total investment income from Portfolio	$623,479

Expenses

Distribution and service fees
Class A	$24,349
Trustees’ fees and expenses	250
Custodian fee	8,943
Transfer and dividend disbursing agent fees	14,475
Legal and accounting services	16,214
Printing and postage	9,095
Registration fees	14,178
Miscellaneous	4,129

Total expenses	$91,633

Deduct —
Allocation of expenses to affiliates	$67,284

Total expense reductions	$67,284

Net expenses	$24,349

Net investment income	$599,130

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$538,007

Net realized gain	$538,007

Change in unrealized appreciation (depreciation) —
Investments	$(58,278)

Net change in unrealized appreciation (depreciation)	$(58,278)

Net realized and unrealized gain	$479,729

Net increase in net assets from operations	$1,078,859

See Notes to Financial Statements.
6

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$599,130	$1,433,775
Net realized gain from investment transactions and swap contracts	538,007	831,462
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(58,278)	731,374

Net increase in net assets from operations	$1,078,859	$2,996,611

Distributions to shareholders —
From net investment income
Class A	$(366,317)	$(499,803)
Class I	(432,198)	(1,191,199)
From net realized gain
Class A	—	(243,650)
Class I	—	(397,855)

Total distributions to shareholders	$(798,515)	$(2,332,507)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,019,809	$13,402,799
Class I	1,110,834	6,133,788
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	343,678	669,133
Class I	226,372	809,705
Cost of shares redeemed
Class A	(5,352,438)	(11,947,395)
Class I	(7,627,720)	(13,056,181)

Net decrease in net assets from Fund share transactions	$(2,279,465)	$(3,988,151)

Net decrease in net assets	$(1,999,121)	$(3,324,047)

Net Assets

At beginning of period	$43,635,296	$46,959,343

At end of period	$41,636,175	$43,635,296

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(191,532)	$7,853

See Notes to Financial Statements.
7

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012				Period Ended
	(Unaudited)		2011	2010	December 31, 2009(1)

Net asset value — Beginning of period	$10.470		$10.310	$10.080	$9.910

Income (Loss) From Operations

Net investment income(2)	$0.145		$0.315	$0.362	$0.395
Net realized and unrealized gain	0.121		0.376	0.365	0.187

Total income from operations	$0.266		$0.691	$0.727	$0.582

Less Distributions

From net investment income	$(0.196)		$(0.377)	$(0.380)	$(0.412)
From net realized gain	—		(0.154)	(0.117)	—

Total distributions	$(0.196)		$(0.531)	$(0.497)	$(0.412)

Net asset value — End of period	$10.540		$10.470	$10.310	$10.080

Total Return(3)	2.56	%(4)	6.84%	7.30%	6.02	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,027		$17,882	$15,622	$8,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.75	%(8)	0.93%	0.95%	0.95	%(8)
Net investment income	2.78	%(8)	3.01%	3.48%	4.01	%(8)
Portfolio Turnover of the Portfolio	47	%(4)	100%	91%	94	%(9)

(1)	For the period from the commencement of operations, January 5, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator reimbursed certain operating expenses (equal to 0.33%, 0.21%, 0.31% and 1.07% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010 and the period from the commencement of operations, January 5, 2009, to December 31, 2009, respectively). Absent these reimbursements, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended December 31, 2009.

See Notes to Financial Statements.
8

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Financial Highlights — continued

			Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012						Period Ended
	(Unaudited)		2011	2010	2009	2008	December 31, 2007(1)

Net asset value — Beginning of period	$10.460		$10.290	$10.080	$9.940	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.158		$0.341	$0.391	$0.419	$0.462	$0.338
Net realized and unrealized gain (loss)	0.121		0.386	0.345	0.157	(0.040)	0.041

Total income from operations	$0.279		$0.727	$0.736	$0.576	$0.422	$0.379

Less Distributions

From net investment income	$(0.209)		$(0.403)	$(0.409)	$(0.436)	$(0.471)	$(0.363)
From net realized gain	—		(0.154)	(0.117)	—	—	—
Tax return of capital	—		—	—	—	(0.021)	(0.006)

Total distributions	$(0.209)		$(0.557)	$(0.526)	$(0.436)	$(0.492)	$(0.369)

Net asset value — End of period	$10.530		$10.460	$10.290	$10.080	$9.940	$10.010

Total Return(3)	2.69	%(4)	7.22%	7.39%	5.85%	4.59%	3.80	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,609		$25,753	$31,337	$9,714	$6,755	$2,805
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.50	%(8)	0.69%	0.70%	0.70%	0.70%	0.75	%(8)
Net investment income	3.04	%(8)	3.27%	3.77%	4.21%	4.72%	4.35	%(8)
Portfolio Turnover of the Portfolio	47	%(4)	100%	91%	94%	70%	130	%(9)

(1)	For the period from the start of business, March 21, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator reimbursed certain operating expenses (equal to 0.33%, 0.21%, 0.31%, 1.08%, 1.39% and 2.47% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011, 2010, 2009 and 2008 and the period from the start of business, March 21, 2007, to December 31, 2007, respectively). Absent these reimbursements, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended December 31, 2007.

See Notes to Financial Statements.
9

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Investment Grade Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (34.2% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

10

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2013. Pursuant to this agreement, EVM was allocated $67,284 of the Fund’s operating expenses for the six months ended June 30, 2012. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $1,119 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,928 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $24,349 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $1,200 of CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,069,221 and $10,232,592, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	859,542	1,277,018
Issued to shareholders electing to receive payments of distributions in Fund shares	32,693	64,072
Redemptions	(510,235)	(1,148,773)

Net increase	382,000	192,317

11

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	106,142	586,725
Issued to shareholders electing to receive payments of distributions in Fund shares	21,564	77,721
Redemptions	(727,657)	(1,245,668)

Net decrease	(599,951)	(581,222)

12

Investment Grade Income Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Corporate Bonds — 39.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.4%

Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$501,905

		$501,905

Automotive — 0.9%

Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$419,975
Ford Motor Co., 7.45%, 7/16/31(1)	500	628,750

		$1,048,725

Banks — 4.9%

American Express Co., 8.125%, 5/20/19	$440	$587,045
Bank of America Corp., MTN, 5.65%, 5/1/18	320	342,769
Barclays Bank PLC, 5.00%, 9/22/16	380	413,217
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	403,765
CIT Group, Inc., 7.00%, 5/2/17(2)	154	154,044
Discover Bank, 8.70%, 11/18/19	400	497,946
Fifth Third Bancorp, 3.625%, 1/25/16	500	527,995
JPMorgan Chase & Co., 4.35%, 8/15/21	1,360	1,439,130
Morgan Stanley, 3.45%, 11/2/15	250	242,311
PNC Funding Corp., 5.125%, 2/8/20	565	654,893
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	369,045
Wells Fargo & Co., MTN, 4.60%, 4/1/21	330	369,099

		$6,001,259

Beverages — 1.7%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$208,051
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	518,354
Diageo Investment Corp., 4.25%, 5/11/42	500	532,242
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	744,378

		$2,003,025

Broadcasting and Cable — 1.3%

CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$434,000
Comcast Corp., 6.95%, 8/15/37	300	387,078
Time Warner, Inc., 5.875%, 11/15/16	620	727,034

		$1,548,112

Commercial Services — 1.8%

Corrections Corp. of America, 7.75%, 6/1/17	$380	$413,250
Hillenbrand, Inc., 5.50%, 7/15/20	400	443,018
Waste Management, Inc., 7.375%, 3/11/19	460	581,825
Western Union Co. (The), 6.20%, 11/17/36	700	748,330

		$2,186,423

Communications Services — 1.2%

Crown Castle International Corp., 9.00%, 1/15/15	$270	$295,988
Motorola Solutions, Inc., 6.00%, 11/15/17	550	625,696
Nextel Communications, Inc., 6.875%, 10/31/13(1)	128	129,120
Verizon Communications, Inc., 5.85%, 9/15/35	320	397,041

		$1,447,845

Diversified Manufacturing — 2.5%

Caterpillar, Inc., 3.90%, 5/27/21	$450	$502,427
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	609	715,175
Joy Global, Inc., 5.125%, 10/15/21	465	511,812
LVMH Moet Hennessy Louis Vuitton SA, 1.625%, 6/29/17(2)	600	600,830
Tyco Electronics Group SA, 6.55%, 10/1/17	620	741,340

		$3,071,584

Drugs — 0.4%

Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$444,925

		$444,925

Electric Utilities — 1.7%

Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$545,000
Florida Power & Light Co., 4.125%, 2/1/42	400	421,272
Georgia Power Co., 4.30%, 3/15/42	375	392,886
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	752,388

		$2,111,546

Electrical and Electronic Equipment — 1.2%

Agilent Technologies, Inc., 6.50%, 11/1/17	$330	$396,916
Amphenol Corp., 4.00%, 2/1/22	460	469,890
Energizer Holdings, Inc., 4.70%, 5/19/21	550	581,230

		$1,448,036

Energy — 1.1%

Cameron International Corp., 4.50%, 6/1/21	$600	$643,414
Petrobras International Finance Co., 7.875%, 3/15/19	570	696,540

		$1,339,954

See Notes to Financial Statements.
13

Investment Grade Income Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Financial Services — 2.1%

AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$514	$534,144
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	398,431
General Electric Capital Corp., 7.125% to 6/15/22, 12/31/49(3)	522	553,516
Invesco, Ltd., 5.375%, 12/15/14	650	701,168
Janus Capital Group, Inc., 6.70%, 6/15/17	370	397,474

		$2,584,733

Foods — 0.7%

Ralcorp Holdings, Inc., 4.95%, 8/15/20	$365	$382,997
Tyson Foods, Inc., 4.50%, 6/15/22	500	517,500

		$900,497

Health Services — 1.4%

Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$400	$418,000
HCA, Inc., 6.50%, 2/15/20	500	543,125
Laboratory Corp. of America Holdings, 3.125%, 5/15/16	400	417,910
McKesson Corp., 6.50%, 2/15/14	340	370,750

		$1,749,785

Home Construction — 0.6%

Lennar Corp., 5.60%, 5/31/15	$400	$422,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	319,789

		$741,789

Insurance — 1.0%

American International Group, Inc., 6.25%, 5/1/36	$200	$232,469
American International Group, Inc., MTN, 5.85%, 1/16/18	320	354,779
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	357,148
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,367

		$1,221,763

Lodging and Gaming — 1.6%

International Game Technology, 7.50%, 6/15/19	$100	$119,397
MGM Resorts International, 6.75%, 9/1/12(1)	420	423,150
Penn National Gaming, Inc., 8.75%, 8/15/19	540	600,750
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	650	746,666

		$1,889,963

Medical Products — 1.0%

Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$621,600
Cardinal Health, Inc., 3.20%, 6/15/22	600	609,452

		$1,231,052

Mining — 0.5%

Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$634,178

		$634,178

Office Equipment / Supplies — 0.6%

Xerox Corp., MTN, 7.20%, 4/1/16	$650	$758,720

		$758,720

Oil and Gas-Equipment and Services — 2.7%

Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$663,174
Nabors Industries, Inc., 5.00%, 9/15/20	560	598,969
Noble Holding International, Ltd., 2.50%, 3/15/17	720	732,275
Rowan Cos., Inc., 7.875%, 8/1/19	500	604,764
Weatherford Bermuda, 4.50%, 4/15/22	610	626,883

		$3,226,065

Pipelines — 1.2%

Enterprise Products Operating, LLC, 6.50%, 1/31/19	$350	$422,657
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	646,250
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(2)	400	413,000

		$1,481,907

Real Estate Investment Trusts (REITs) — 1.4%

Boston Properties, L.P., 3.70%, 11/15/18	$400	$418,788
BRE Properties, Inc., 5.50%, 3/15/17	660	727,530
DDR Corp., 9.625%, 3/15/16	430	522,892

		$1,669,210

Retail-Specialty and Apparel — 3.6%

AutoZone, Inc., 4.00%, 11/15/20	$750	$803,643
Dollar General Corp., 4.125%, 7/15/17	520	529,750
Home Depot, Inc., 5.875%, 12/16/36	415	533,884
Kohl’s Corp., 4.00%, 11/1/21	700	729,490
Limited Brands, Inc., 6.625%, 4/1/21	470	515,825
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	750,262
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	420	441,525

		$4,304,379

See Notes to Financial Statements.
14

Investment Grade Income Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Tobacco — 0.6%

Philip Morris International, Inc., 5.65%, 5/16/18	$612	$740,429

		$740,429

Toys, Games & Hobbies — 0.7%

Hasbro, Inc., 6.35%, 3/15/40	$735	$857,893

		$857,893

Transportation — 1.0%

Kansas City Southern Mexico, 8.00%, 2/1/18	$500	$561,900
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	646,744

		$1,208,644

Total Corporate Bonds
(identified cost $45,968,765)		$48,354,346

Agency Mortgage-Backed Securities — 29.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$244	$257,235
Gold Pool #G04309, 5.50%, 5/1/38	2,609	2,831,335
Gold Pool #G18176, 5.00%, 4/1/22	406	436,011
Pool #A97620, 4.50%, 3/1/41	1,494	1,595,392
Pool #C03517, 4.50%, 9/1/40	1,588	1,694,889
Pool #G05958, 5.00%, 8/1/40	803	863,981
Pool #G06091, 5.50%, 5/1/40	1,385	1,503,365
Pool #G08348, 5.00%, 6/1/39	831	892,435
Pool #G18309, 4.50%, 5/1/24	850	903,851
Pool #Q00285, 4.50%, 4/1/41	2,311	2,469,030

		$13,447,524

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$1,885	$2,052,579
Pool #889040, 5.00%, 6/1/37	1,154	1,247,934
Pool #890397, 3.50%, 12/1/26	231	244,151
Pool #918109, 5.00%, 5/1/37	2,463	2,663,215
Pool #929009, 6.00%, 1/1/38	1,579	1,734,022
Pool #AB1652, 3.50%, 10/1/40	365	384,461
Pool #AB4827, 3.50%, 4/1/42	841	884,793
Pool #AC8540, 4.50%, 12/1/24	607	649,869
Pool #AE0949, 4.00%, 2/1/41	1,098	1,169,793
Pool #AE0971, 4.00%, 5/1/25	360	382,795
Pool #AE4680, 4.00%, 11/1/40	526	559,348
Pool #AE7535, 4.00%, 10/1/40	1,167	1,242,588
Pool #AE7758, 3.50%, 11/1/25	780	824,643
Pool #AE9757, 4.00%, 12/1/40	231	246,389
Pool #AH1559, 4.00%, 12/1/40	261	277,966
Pool #AH3804, 4.00%, 2/1/41	1,869	2,001,813
Pool #AH6827, 4.00%, 3/1/26	1,045	1,111,474
Pool #AH9055, 4.50%, 4/1/41	1,680	1,803,281
Pool #AK3264, 3.00%, 2/1/27	672	705,415
Pool #AL0161, 4.00%, 4/1/41	153	162,409
Pool #AO3759, 3.50%, 5/1/42	1,398	1,471,246

		$21,820,184

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$154	$164,523

		$164,523

Total Agency Mortgage-Backed Securities
(identified cost $33,906,911)		$35,432,231

Commercial Mortgage-Backed Securities — 9.1%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	$125	$125,063
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(4)	350	369,260
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(4)	245	249,240
CGCMT, Series 2004-C1, Class A4,
5.534%, 4/15/40(4)	400	427,228
COMM, Series 2012-LC4, Class C,
5.649%, 12/10/44(4)	215	214,314
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	281	285,294
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38	425	427,502
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	583	626,921
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	506,859
FMBT, Series 2012-FBLU, Class A,
2.887%, 5/5/27(2)	400	409,318
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	326	336,332

See Notes to Financial Statements.
15

Investment Grade Income Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	$400	$421,791
GMACC, Series 2002-C3, Class A2,
4.93%, 7/10/39	189	190,693
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(4)	395	410,326
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	47	46,680
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	303,098
JPMCC, Series 2010-C2, Class C,
5.713%, 11/15/43(2)(4)	500	521,071
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(2)	675	721,692
LB-UBS, Series 2003-C7, Class A4,
4.931%, 9/15/35(4)	300	310,887
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	470	491,521
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(4)	380	404,166
MSDWC, Series 2003-HQ2, Class A2,
4.92%, 3/12/35	276	280,167
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	670	679,125
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	262	265,288
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	346	354,134
RBSCF, Series 2010-MB1, Class C,
4.832%, 4/15/24(2)(4)	325	335,973
RIAL, Series 2012-LT1A, Class A,
4.75%, 2/15/25(2)	192	192,578
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	390	409,060
WFCM, Series 2010-C1, Class C,
5.774%, 11/15/43(2)(4)	500	526,600
WF-RBS, Series 2012-C6, Class B,
4.697%, 4/15/45	215	225,476

Total Commercial Mortgage-Backed Securities
(identified cost $10,703,363)		$11,067,657

Asset-Backed Securities — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive — 0.8%

AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(2)	$850	$943,147

Total Asset-Backed Securities
(identified cost $850,000)		$943,147

U.S. Treasury Obligations — 17.5%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 3.875%, 8/15/40	$2,760	$3,403,855
U.S. Treasury Bond, 4.50%, 2/15/36	630	847,448
U.S. Treasury Bond, 5.375%, 2/15/31	200	291,750
U.S. Treasury Bond, 6.375%, 8/15/27	220	339,144
U.S. Treasury Note, 4.00%, 2/15/15	6,855	7,498,726
U.S. Treasury Note, 4.25%, 11/15/13	2,890	3,046,355
U.S. Treasury Note, 4.625%, 2/15/17	5,020	5,916,933

Total U.S. Treasury Obligations
(identified cost $20,437,826)		$21,344,211

Preferred Securities — 1.6%

Security	Shares	Value

Diversified Financial Services — 0.7%

PPTT, 2006-A GS, Class A, 5.925%(2)(5)	8,000	$806,678

		$806,678

Electric Utilities — 0.3%

SCE Trust I, 5.625%	15,000	$382,200

		$382,200

Insurance — 0.6%

American Overseas Group, Ltd., Series A, 7.50%(5)(6)	2,000	$760,125

		$760,125

Total Preferred Securities
(identified cost $3,190,568)		$1,949,003

See Notes to Financial Statements.
16

Investment Grade Income Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(7)(8)	$1,350	$1,349,608
Eaton Vance Cash Reserves Fund, LLC, 0.10%(8)	3,608	3,607,608

Total Short-Term Investments
(identified cost $4,957,216)		$4,957,216

Total Investments — 102.1%
(identified cost $120,014,649)		$124,047,811

Other Assets, Less Liabilities — (2.1)%		$(2,505,660)

Net Assets — 100.0%		$121,542,151

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	- Avis Budget Rental Car Funding LLC
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
COMM	- Commercial Mortgage Pass-Through Certificates
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	- DBUBS Mortgage Trust
ESAT	- Extended Stay America Trust
FMBT	- Fontainebleau Miami Beach Trust
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MSC	- Morgan Stanley Capital I
MSDWC	- Morgan Stanley Dean Witter Capital I
MTN	- Medium-Term Note
NCUA	- National Credit Union Administration
PPTT	- Preferred Pass-Through Trust 2006
RBSCF	- Royal Bank of Scotland Commercial Funding
RIAL	- Rialto Real Estate Fund LP
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust
WF-RBS	- WF-RBS Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at June 30, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $8,255,855 or 6.8% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

(6)	Non-income producing security.

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
17

Investment Grade Income Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value including $1,320,381 of securities on loan (identified cost, $115,057,433)	$119,090,595
Affiliated investments, at value (identified cost, $4,957,216)	4,957,216
Interest receivable	1,044,426
Interest receivable from affiliated investment	219
Receivable for investments sold	460,425
Securities lending income receivable	875
Tax reclaims receivable	2,322
Receivable from affiliate	38,026

Total assets	$125,594,104

Liabilities

Collateral for securities loaned	$1,349,608
Payable for investments purchased	2,578,709
Payable to affiliates:
Investment adviser fee	45,443
Trustees’ fees	1,443
Accrued expenses	38,724

Total liabilities	$4,013,927

Net Assets applicable to investors’ interest in Portfolio	$121,580,177

Sources of Net Assets

Investors’ capital	$117,547,015
Net unrealized appreciation	4,033,162

Total	$121,580,177

See Notes to Financial Statements.
18

Investment Grade Income Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest	$2,147,404
Dividends	23,965
Securities lending income, net	2,122
Interest allocated from affiliated investment	965
Expenses allocated from affiliated investment	(155)

Total investment income	$2,174,301

Expenses

Investment adviser fee	$278,944
Trustees’ fees and expenses	3,112
Custodian fee	36,832
Legal and accounting services	23,702
Miscellaneous	3,317

Total expenses	$345,907

Deduct —
Allocation of expenses to affiliate	$38,026
Reduction of custodian fee	6

Total expense reductions	$38,032

Net expenses	$307,875

Net investment income	$1,866,426

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,462,637
Investment transactions allocated from affiliated investments	120

Net realized gain	$1,462,757

Change in unrealized appreciation (depreciation) —
Investments	$(35,735)

Net change in unrealized appreciation (depreciation)	$(35,735)

Net realized and unrealized gain	$1,427,022

Net increase in net assets from operations	$3,293,448

See Notes to Financial Statements.
19

Investment Grade Income Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$1,866,426	$4,695,858
Net realized gain from investment transactions and swap contracts	1,462,757	4,109,815
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(35,735)	857,902

Net increase in net assets from operations	$3,293,448	$9,663,575

Capital transactions —
Contributions	$8,459,555	$21,521,598
Withdrawals	(19,880,190)	(45,496,404)

Net decrease in net assets from capital transactions	$(11,420,635)	$(23,974,806)

Net decrease in net assets	$(8,127,187)	$(14,311,231)

Net Assets

At beginning of period	$129,707,364	$144,018,595

At end of period	$121,580,177	$129,707,364

See Notes to Financial Statements.
20

Investment Grade Income Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.57%	0.57%	0.57%	0.57%	0.73%
Net investment income	3.03	%(2)	3.39%	3.87%	4.35%	4.82%	4.50%
Portfolio Turnover	47	%(4)	100%	91%	94%	70%	130%

Total Return	2.69	%(4)	7.34%	7.53%	5.99%	4.66%	5.56%

Net assets, end of period (000’s omitted)	$121,580		$129,707	$144,019	$129,527	$142,766	$125,703

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser subsidized certain operating expenses (equal to 0.06% of average daily net assets for the six months ended June 30, 2012). Absent this subsidy, total return would have been lower.
(4)	Not annualized.

See Notes to Financial Statements.
21

Investment Grade Income Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 58.0% and 34.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

22

Investment Grade Income Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $278,944 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $38,026 of the Portfolio’s operating expenses for the six months ended June 30, 2012.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$25,426,546	$20,601,249
U.S. Government and Agency Securities	31,999,474	45,467,801

	$57,426,020	$66,069,050

23

Investment Grade Income Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,151,614

Gross unrealized appreciation	$5,347,170
Gross unrealized depreciation	(1,450,973)

Net unrealized appreciation	$3,896,197

5 Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio entered into interest rate swaptions.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Interest Rate	Interest Rate Swaptions	$(978,005	)(1)	$861,240 (2)

Total		$(978,005)		$861,240

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of swaptions outstanding during the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately $17,143,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2012 amounted to $695. At June 30, 2012, the value of

24

Investment Grade Income Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

the securities loaned and the value of the collateral received amounted to $1,320,381 and $1,349,608, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$48,354,346	$—	$48,354,346
Agency Mortgage-Backed Securities	—	35,432,231	—	35,432,231
Commercial Mortgage-Backed Securities	—	11,067,657	—	11,067,657
Asset-Backed Securities	—	943,147	—	943,147
U.S. Treasury Obligations	—	21,344,211	—	21,344,211
Preferred Securities	382,200	1,566,803	—	1,949,003
Short-Term Investments	—	4,957,216	—	4,957,216

Total Investments	$382,200	$123,665,611	$—	$124,047,811

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance
Investment Grade Income Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance
Investment Grade Income Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-8/12	IGISRC

Eaton Vance Large-Cap Growth Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Large-Cap Growth Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	27
Officers and Trustees	30
Important Notices	31

Eaton Vance
Large-Cap Growth Fund
June 30, 2012
Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	9/9/2002	8.77%	0.29%	0.91%	6.34%
Class A with 5.75% Maximum Sales Charge	—	2.52	–5.47	–0.27	5.70
Class B at NAV	9/9/2002	8.38	–0.44	0.22	5.58
Class B with 5% Maximum Sales Charge	—	3.38	–5.42	–0.18	5.58
Class C at NAV	9/9/2002	8.41	–0.44	0.15	5.55
Class C with 1% Maximum Sales Charge	—	7.41	–1.43	0.15	5.55
Class I at NAV	5/3/2007	8.93	0.52	1.15	1.45
Class R at NAV	8/3/2009	8.63	0.06	—	10.61

Russell 1000 Growth Index	9/9/2002	10.08%	5.76%	2.86%	6.84%

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R

Gross	1.38%	2.13%	2.13%	1.13%	1.63%
Net	1.25	2.00	2.00	1.00	1.50
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	7.2%
QUALCOMM, Inc.	3.4
Microsoft Corp.	3.3
Google, Inc., Class A	3.2
Amazon.com, Inc.	2.4
Coca-Cola Co. (The)	2.3
EMC Corp.	2.3
Visa, Inc., Class A	2.1
Allergan, Inc.	2.0
Boeing Co. (The)	1.9

Total	30.1%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Large-Cap Growth Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,087.70	$6.49	**	1.25%
Class B	$1,000.00	$1,083.80	$10.36	**	2.00%
Class C	$1,000.00	$1,084.10	$10.36	**	2.00%
Class I	$1,000.00	$1,089.30	$5.19	**	1.00%
Class R	$1,000.00	$1,086.30	$7.78	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.27	**	1.25%
Class B	$1,000.00	$1,014.90	$10.02	**	2.00%
Class C	$1,000.00	$1,014.90	$10.02	**	2.00%
Class I	$1,000.00	$1,019.90	$5.02	**	1.00%
Class R	$1,000.00	$1,017.40	$7.52	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Large-Cap Growth Portfolio, at value (identified cost, $117,821,442)	$153,413,976
Receivable for Fund shares sold	54,035
Receivable from affiliate	16,302

Total assets	$153,484,313

Liabilities

Payable for Fund shares redeemed	$191,704
Payable to affiliates:
Distribution and service fees	44,508
Administration fee	18,877
Trustees’ fees	125
Accrued expenses	71,146

Total liabilities	$326,360

Net Assets	$153,157,953

Sources of Net Assets

Paid-in capital	$118,378,497
Accumulated net realized loss from Portfolio	(643,219)
Accumulated net investment loss	(169,859)
Net unrealized appreciation from Portfolio	35,592,534

Total	$153,157,953

Class A Shares

Net Assets	$92,052,578
Shares Outstanding	5,378,879
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.11
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.15

Class B Shares

Net Assets	$6,367,715
Shares Outstanding	400,263
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.91

Class C Shares

Net Assets	$24,164,797
Shares Outstanding	1,523,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.87

Class I Shares

Net Assets	$28,689,481
Shares Outstanding	1,655,620
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.33

Class R Shares

Net Assets	$1,883,382
Shares Outstanding	110,817
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $246)	$954,066
Interest allocated from Portfolio	637
Expenses allocated from Portfolio	(608,599)

Total investment income from Portfolio	$346,104

Expenses

Administration fee	$124,538
Distribution and service fees
Class A	127,164
Class B	34,161
Class C	125,505
Class R	4,688
Trustees’ fees and expenses	250
Custodian fee	14,038
Transfer and dividend disbursing agent fees	134,483
Legal and accounting services	9,266
Printing and postage	16,078
Registration fees	32,084
Miscellaneous	6,317

Total expenses	$628,572

Deduct —
Allocation of expenses to affiliate	$112,863

Total expense reductions	$112,863

Net expenses	$515,709

Net investment loss	$(169,605)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$10,555,906
Foreign currency transactions	1,582

Net realized gain	$10,557,488

Change in unrealized appreciation (depreciation) —
Investments	$3,925,356
Foreign currency	(1,975)

Net change in unrealized appreciation (depreciation)	$3,923,381

Net realized and unrealized gain	$14,480,869

Net increase in net assets from operations	$14,311,264

See Notes to Financial Statements.
6

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(169,605)	$(96,693)
Net realized gain from investment and foreign currency transactions	10,557,488	2,195,337
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,923,381	(12,947,858)

Net increase (decrease) in net assets from operations	$14,311,264	$(10,849,214)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,122,761	$42,415,288
Class B	546,215	1,724,339
Class C	2,264,467	7,673,266
Class I	3,104,224	11,799,657
Class R	792,796	1,188,139
Cost of shares redeemed
Class A	(27,568,577)	(51,416,348)
Class B	(695,524)	(2,410,959)
Class C	(3,636,957)	(10,182,328)
Class I	(8,023,758)	(6,983,687)
Class R	(430,227)	(327,831)
Net asset value of shares exchanged
Class A	564,727	1,185,648
Class B	(564,727)	(1,185,648)

Net decrease in net assets from Fund share transactions	$(22,524,580)	$(6,520,464)

Net decrease in net assets	$(8,213,316)	$(17,369,678)

Net Assets

At beginning of period	$161,371,269	$178,740,947

At end of period	$153,157,953	$161,371,269

Accumulated net investment loss included in net assets

At end of period	$(169,859)	$(254)

See Notes to Financial Statements.
7

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value — Beginning of period	$15.730		$16.630		$14.550		$10.680		$17.300		$15.530

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.009)		$0.009		$0.019		$0.014		$0.021		$0.006
Net realized and unrealized gain (loss)	1.389		(0.909)		2.061		3.856		(6.608)		1.954

Total income (loss) from operations	$1.380		$(0.900)		$2.080		$3.870		$(6.587)		$1.960

Less Distributions

From net realized gain	$—		$—		$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$—		$—		$(0.033)		$(0.190)

Net asset value — End of period	$17.110		$15.730		$16.630		$14.550		$10.680		$17.300

Total Return(2)	8.77	%(3)	(5.41)%		14.30%		36.11%		(38.08)%		12.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$92,053		$99,259		$113,771		$85,281		$52,923		$71,184
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.25	%(6)(7)	1.25	%(7)	1.25	%(7)	1.25	%(7)	1.30	%(7)	1.39%
Net investment income (loss)	(0.10	)%(6)	0.05%		0.13%		0.12%		0.15%		0.04%
Portfolio Turnover of the Portfolio	23	%(3)	69%		59%		60%		84%		46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The administrator subsidized certain operating expenses (equal to 0.14%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
8

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value — Beginning of period	$14.680		$15.640		$13.770		$10.170		$16.580		$15.010

Income (Loss) From Operations

Net investment loss(1)	$(0.068)		$(0.108)		$(0.083)		$(0.057)		$(0.085)		$(0.112)
Net realized and unrealized gain (loss)	1.298		(0.852)		1.951		3.645		(6.293)		1.872

Total income (loss) from operations	$1.230		$(0.960)		$1.868		$3.588		$(6.378)		$1.760

Less Distributions

From net realized gain	$—		$—		$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$—		$—		$(0.033)		$(0.190)

Contingent deferred sales charges(1)	$—		$—		$0.002		$0.012		$0.001		$—

Net asset value — End of period	$15.910		$14.680		$15.640		$13.770		$10.170		$16.580

Total Return(2)	8.38	%(3)	(6.14)%		13.58%		35.40%		(38.53)%		11.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,368		$6,535		$8,929		$9,809		$8,036		$15,802
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.00	%(6)(7)	2.00	%(7)	1.95	%(7)	1.88	%(7)	2.05	%(7)	2.14%
Net investment loss	(0.85	)%(6)	(0.70)%		(0.59)%		(0.50)%		(0.62)%		(0.70)%
Portfolio Turnover of the Portfolio	23	%(3)	69%		59%		60%		84%		46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The administrator subsidized certain operating expenses (equal to 0.14%, 0.13%, 0.13%, 0.24% and 0.15% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
9

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009		2008		2007

Net asset value — Beginning of period	$14.630		$15.590		$13.740		$10.160		$16.590		$15.010

Income (Loss) From Operations

Net investment loss(1)	$(0.068)		$(0.107)		$(0.089)		$(0.072)		$(0.083)		$(0.114)
Net realized and unrealized gain (loss)	1.308		(0.853)		1.939		3.652		(6.314)		1.884

Total income (loss) from operations	$1.240		$(0.960)		$1.850		$3.580		$(6.397)		$1.770

Less Distributions

From net realized gain	$—		$—		$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$—		$—		$(0.033)		$(0.190)

Net asset value — End of period	$15.870		$14.630		$15.590		$13.740		$10.160		$16.590

Total Return(2)	8.41	%(3)	(6.16)%		13.46%		35.10%		(38.56)%		11.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,165		$23,524		$27,905		$25,645		$15,424		$20,818
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.00	%(6)(7)	2.00	%(7)	2.00	%(7)	2.00	%(7)	2.05	%(7)	2.14%
Net investment loss	(0.85	)%(6)	(0.70)%		(0.64)%		(0.62)%		(0.60)%		(0.70)%
Portfolio Turnover of the Portfolio	23	%(3)	69%		59%		60%		84%		46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The administrator subsidized certain operating expenses (equal to 0.14%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
10

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012										Period Ended
	(Unaudited)		2011		2010		2009		2008		December 31, 2007(1)

Net asset value — Beginning of period	$15.910		$16.780		$14.640		$10.720		$17.320		$16.290

Income (Loss) From Operations

Net investment income(2)	$0.013		$0.051		$0.053		$0.056		$0.059		$0.010
Net realized and unrealized gain (loss)	1.407		(0.921)		2.087		3.864		(6.626)		1.210

Total income (loss) from operations	$1.420		$(0.870)		$2.140		$3.920		$(6.567)		$1.220

Less Distributions

From net realized gain	$—		$—		$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$—		$—		$(0.033)		$(0.190)

Net asset value — End of period	$17.330		$15.910		$16.780		$14.640		$10.720		$17.320

Total Return(3)	8.93	%(4)	(5.24)%		14.62%		36.57%		(37.98)%		7.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,689		$30,675		$27,560		$22,984		$656		$127
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)(8)	1.00	%(8)	1.00	%(8)	1.00	%(8)	1.05	%(8)	1.14	%(7)
Net investment income	0.15	%(7)	0.31%		0.35%		0.43%		0.44%		0.09	%(7)
Portfolio Turnover of the Portfolio	23	%(4)	69%		59%		60%		84%		46	%(9)

(1)	For the period from the start of business, May 3, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.14%, 0.13%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009 and 2008, respectively).
(9)	For the Portfolio’s fiscal year ended December 31, 2007.

See Notes to Financial Statements.
11

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended December 31,
	June 30, 2012						Period Ended
	(Unaudited)		2011		2010		December 31, 2009(1)

Net asset value — Beginning of period	$15.640		$16.580		$14.530		$12.660

Income (Loss) From Operations

Net investment loss(2)	$(0.029)		$(0.029)		$(0.011)		$(0.008)
Net realized and unrealized gain (loss)	1.389		(0.911)		2.061		1.878

Total income (loss) from operations	$1.360		$(0.940)		$2.050		$1.870

Net asset value — End of period	$17.000		$15.640		$16.580		$14.530

Total Return(3)	8.63	%(4)	(5.67)%		14.11%		14.77	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,883		$1,378		$575		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)(8)	1.50	%(8)	1.50	%(8)	1.50	%(7)(8)
Net investment loss	(0.35	)%(7)	(0.18)%		(0.08)%		(0.15	)%(7)
Portfolio Turnover of the Portfolio	23	%(4)	69%		59%		60	%(9)

(1)	For the period from the start of business, August 3, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.14%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010, and the period ended December 31, 2009, respectively).
(9)	For the Portfolio’s fiscal year ended December 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.1% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $10,852,778 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($3,040,235) and December 31, 2017 ($7,812,543). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $513,003 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $124,538. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2013. Pursuant to this agreement, EVM was allocated $112,863 of the Fund’s operating expenses for the six months ended June 30, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $4,770 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,099 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $127,164 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $25,621 and $94,129 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,000 and $1,873,000, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $2,344 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or

14

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $8,540, $31,376 and $2,344 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $200, $8,000 and $900 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,284,414 and $27,873,369, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	651,927	2,548,483
Redemptions	(1,617,278)	(3,150,090)
Exchange from Class B shares	33,009	71,865

Net decrease	(932,342)	(529,742)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	34,023	109,654
Redemptions	(43,655)	(158,706)
Exchange to Class A shares	(35,448)	(76,697)

Net decrease	(45,080)	(125,749)

15

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	142,659	490,618
Redemptions	(226,919)	(672,817)

Net decrease	(84,260)	(182,199)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	181,150	708,194
Redemptions	(454,142)	(422,316)

Net increase (decrease)	(272,992)	285,878

	Six Months Ended
	June 30, 2012	Year Ended
Class R	(Unaudited)	December 31, 2011

Sales	48,669	73,634
Redemptions	(25,994)	(20,203)

Net increase	22,675	53,431

16

Large-Cap Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 3.8%

Boeing Co. (The)	43,000	$3,194,900
United Technologies Corp.	39,800	3,006,094

		$6,200,994

Air Freight & Logistics — 2.4%

Expeditors International of Washington, Inc.	46,600	$1,805,750
FedEx Corp.	22,900	2,097,869

		$3,903,619

Automobiles — 0.7%

Ford Motor Co.	126,600	$1,214,094

		$1,214,094

Beverages — 3.4%

Coca-Cola Co. (The)	48,300	$3,776,577
PepsiCo, Inc.	26,650	1,883,089

		$5,659,666

Biotechnology — 2.8%

Celgene Corp.(1)	29,523	$1,894,196
Gilead Sciences, Inc.(1)	52,900	2,712,712

		$4,606,908

Chemicals — 4.2%

Celanese Corp., Series A	23,400	$810,108
Ecolab, Inc.	46,100	3,159,233
Monsanto Co.	35,200	2,913,856

		$6,883,197

Commercial Banks — 2.6%

Fifth Third Bancorp	124,500	$1,668,300
Wells Fargo & Co.	75,800	2,534,752

		$4,203,052

Communications Equipment — 3.4%

QUALCOMM, Inc.	101,458	$5,649,182

		$5,649,182

Computers & Peripherals — 10.4%

Apple, Inc.(1)	20,310	$11,861,040
Dell, Inc.(1)	118,900	1,488,628
EMC Corp.(1)	144,900	3,713,787

		$17,063,455

Construction & Engineering — 0.9%

Fluor Corp.	30,573	$1,508,472

		$1,508,472

Consumer Finance — 1.7%

American Express Co.	49,300	$2,869,753

		$2,869,753

Electrical Equipment — 0.9%

Emerson Electric Co.	33,200	$1,546,456

		$1,546,456

Energy Equipment & Services — 1.9%

Schlumberger, Ltd.	48,900	$3,174,099

		$3,174,099

Food & Staples Retailing — 4.8%

Costco Wholesale Corp.	30,800	$2,926,000
CVS Caremark Corp.	46,200	2,158,926
Wal-Mart Stores, Inc.	41,500	2,893,380

		$7,978,306

Food Products — 3.0%

Kraft Foods, Inc., Class A	73,100	$2,823,122
Mead Johnson Nutrition Co.	26,800	2,157,668

		$4,980,790

Health Care Equipment & Supplies — 2.5%

Covidien PLC	39,800	$2,129,300
Intuitive Surgical, Inc.(1)	3,610	1,999,182

		$4,128,482

Health Care Providers & Services — 2.3%

DaVita, Inc.(1)	16,900	$1,659,749
Express Scripts Holding Co.(1)	38,700	2,160,621

		$3,820,370

See Notes to Financial Statements.
17

Large-Cap Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.4%

Las Vegas Sands Corp.	29,700	$1,291,653
Starbucks Corp.	48,800	2,602,016

		$3,893,669

Household Products — 1.4%

Colgate-Palmolive Co.	22,600	$2,352,660

		$2,352,660

Industrial Conglomerates — 1.3%

3M Co.	23,200	$2,078,720

		$2,078,720

Internet & Catalog Retail — 2.4%

Amazon.com, Inc.(1)	17,000	$3,881,950

		$3,881,950

Internet Software & Services — 5.1%

eBay, Inc.(1)	75,000	$3,150,750
Google, Inc., Class A(1)	9,075	5,264,135

		$8,414,885

IT Services — 3.1%

International Business Machines Corp.	8,312	$1,625,661
Visa, Inc., Class A	27,600	3,412,188

		$5,037,849

Life Sciences Tools & Services — 1.2%

Agilent Technologies, Inc.	51,500	$2,020,860

		$2,020,860

Machinery — 2.3%

Cummins, Inc.	13,200	$1,279,212
Deere & Co.	31,000	2,506,970

		$3,786,182

Media — 1.9%

Walt Disney Co. (The)	65,400	$3,171,900

		$3,171,900

Multiline Retail — 1.0%

Dollar General Corp.(1)	31,500	$1,713,285

		$1,713,285

Oil, Gas & Consumable Fuels — 3.6%

Apache Corp.	15,100	$1,327,139
EOG Resources, Inc.	14,900	1,342,639
Occidental Petroleum Corp.	20,100	1,723,977
Range Resources Corp.	24,200	1,497,254

		$5,891,009

Pharmaceuticals — 3.8%

Allergan, Inc.	36,300	$3,360,291
Elan Corp. PLC ADR(1)	102,100	1,489,639
Questcor Pharmaceuticals, Inc.(1)	27,000	1,437,480

		$6,287,410

Road & Rail — 1.1%

Union Pacific Corp.	15,200	$1,813,512

		$1,813,512

Semiconductors & Semiconductor Equipment — 4.6%

Broadcom Corp., Class A(1)	76,550	$2,587,390
Cirrus Logic, Inc.(1)	54,514	1,628,878
Cypress Semiconductor Corp.(1)	137,600	1,819,072
Intel Corp.	57,700	1,537,705

		$7,573,045

Software — 6.4%

Intuit, Inc.	31,400	$1,863,590
Microsoft Corp.	176,632	5,403,173
Nuance Communications, Inc.(1)	72,343	1,723,210
Oracle Corp.	49,800	1,479,060

		$10,469,033

Specialty Retail — 3.2%

Bed Bath & Beyond, Inc.(1)	20,600	$1,273,080
Home Depot, Inc. (The)	36,100	1,912,939
Urban Outfitters, Inc.(1)	75,400	2,080,286

		$5,266,305

Textiles, Apparel & Luxury Goods — 2.6%

Coach, Inc.	28,000	$1,637,440
NIKE, Inc., Class B	30,000	2,633,400

		$4,270,840

Total Common Stocks
(identified cost $122,907,321)		$163,314,009

See Notes to Financial Statements.
18

Large-Cap Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$1,711	$1,711,119

Total Short-Term Investments
(identified cost $1,711,119)		$1,711,119

Total Investments — 100.2%
(identified cost $124,618,440)		$165,025,128

Other Assets, Less Liabilities — (0.2)%		$(256,008)

Net Assets — 100.0%		$164,769,120

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
19

Large-Cap Growth Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $122,907,321)	$163,314,009
Affiliated investment, at value (identified cost, $1,711,119)	1,711,119
Dividends receivable	156,423
Interest receivable from affiliated investment	61
Receivable for investments sold	3,178,651
Tax reclaims receivable	28,687

Total assets	$168,388,950

Liabilities

Payable for investments purchased	$3,496,228
Payable to affiliates:
Investment adviser fee	87,808
Trustees’ fees	1,885
Accrued expenses	33,909

Total liabilities	$3,619,830

Net Assets applicable to investors’ interest in Portfolio	$164,769,120

Sources of Net Assets

Investors’ capital	$124,359,669
Net unrealized appreciation	40,409,451

Total	$164,769,120

See Notes to Financial Statements.
20

Large-Cap Growth Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $263)	$1,020,992
Interest allocated from affiliated investment	682
Expenses allocated from affiliated investment	(108)

Total investment income	$1,021,566

Expenses

Investment adviser fee	$578,460
Trustees’ fees and expenses	3,748
Custodian fee	49,209
Legal and accounting services	15,700
Miscellaneous	4,106

Total expenses	$651,223

Net investment income	$370,343

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$11,514,422
Investment transactions allocated from affiliated investment	6
Foreign currency transactions	1,695

Net realized gain	$11,516,123

Change in unrealized appreciation (depreciation) —
Investments	$3,978,490
Foreign currency	(2,114)

Net change in unrealized appreciation (depreciation)	$3,976,376

Net realized and unrealized gain	$15,492,499

Net increase in net assets from operations	$15,862,842

See Notes to Financial Statements.
21

Large-Cap Growth Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$370,343	$1,193,309
Net realized gain from investment and foreign currency transactions	11,516,123	2,782,773
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,976,376	(14,776,422)

Net increase (decrease) in net assets from operations	$15,862,842	$(10,800,340)

Capital transactions —
Contributions	$5,130,169	$36,906,473
Withdrawals	(29,313,916)	(56,580,805)

Net decrease in net assets from capital transactions	$(24,183,747)	$(19,674,332)

Net decrease in net assets	$(8,320,905)	$(30,474,672)

Net Assets

At beginning of period	$173,090,025	$203,564,697

At end of period	$164,769,120	$173,090,025

See Notes to Financial Statements.
22

Large-Cap Growth Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.72%	0.73%	0.75%	0.76%	0.75%
Net investment income	0.42	%(2)	0.58%	0.63%	0.63%	0.69%	0.67%
Portfolio Turnover	23	%(3)	69%	59%	60%	84%	46%

Total Return	9.05	%(3)	(4.91)%	14.89%	36.77%	(37.73)%	13.30%

Net assets, end of period (000’s omitted)	$164,769		$173,090	$203,565	$167,631	$93,125	$128,121

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
23

Large-Cap Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Large-Cap Growth Fund held an interest of 93.1% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Large-Cap Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $578,460 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $41,087,066 and $65,808,929, respectively, for the six months ended June 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,713,921

Gross unrealized appreciation	$41,721,396
Gross unrealized depreciation	(1,410,189)

Net unrealized appreciation	$40,311,207

25

Large-Cap Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$163,314,009	*	$—	$—	$163,314,009
Short-Term Investments	—		1,711,119	—	1,711,119

Total Investments	$163,314,009		$1,711,119	$—	$165,025,128

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

28

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Large-Cap Growth Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Growth Portfolio

Lewis R. Piantedosi President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Growth Fund and Large-Cap Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance
Large-Cap Growth Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

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Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559-8/12	LCCSRC

Eaton Vance Large-Cap Value Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance
Large-Cap Value Fund
June 30, 2012
Portfolio Managers Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA, John D. Crowley and Stephen J. Kaszynski, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	9/23/1931	8.16%	0.65%	-2.40%	4.94%	—
Class A with 5.75% Maximum Sales Charge	—	1.91	-5.16	-3.55	4.32	—
Class B at NAV	8/17/1994	7.81	-0.08	-3.13	4.16	—
Class B with 5% Maximum Sales Charge	—	2.81	-5.02	-3.51	4.16	—
Class C at NAV	11/4/1994	7.80	-0.08	-3.13	4.16	—
Class C with 1% Maximum Sales Charge	—	6.80	-1.07	-3.13	4.16	—
Class I at NAV	12/28/2004	8.29	0.87	-2.14	—	3.59%
Class R at NAV	2/18/2004	8.04	0.39	-2.65	—	3.96

Russell 1000 Value Index	—	8.68%	3.01%	-2.19%	5.27%	—

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R

	0.98%	1.73%	1.73%	0.73%	1.23%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

General Electric Co.	3.0%
Exxon Mobil Corp.	3.0
Chevron Corp.	3.0
Wells Fargo & Co.	3.0
Pfizer, Inc.	3.0
Apple, Inc.	2.9
JPMorgan Chase & Co.	2.7
Merck & Co., Inc.	2.7
CVS Caremark Corp.	2.5
Occidental Petroleum Corp.	2.4

Total	28.2%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Large-Cap Value Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,081.60	$5.18	1.00%
Class B	$1,000.00	$1,078.10	$9.04	1.75%
Class C	$1,000.00	$1,078.00	$9.04	1.75%
Class I	$1,000.00	$1,082.90	$3.83	0.74%
Class R	$1,000.00	$1,080.40	$6.47	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.02	1.00%
Class B	$1,000.00	$1,016.20	$8.77	1.75%
Class C	$1,000.00	$1,016.20	$8.77	1.75%
Class I	$1,000.00	$1,021.20	$3.72	0.74%
Class R	$1,000.00	$1,018.60	$6.27	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Large-Cap Value Portfolio, at value (identified cost, $6,850,580,763)	$8,555,803,640
Receivable for Fund shares sold	5,551,062

Total assets	$8,561,354,702

Liabilities

Payable for Fund shares redeemed	$57,663,626
Payable to affiliates:
Distribution and service fees	1,300,556
Accrued expenses	2,788,657

Total liabilities	$61,752,839

Net Assets	$8,499,601,863

Sources of Net Assets

Paid-in capital	$8,064,885,788
Accumulated net realized loss from Portfolio	(1,287,782,791)
Accumulated undistributed net investment income	17,275,989
Net unrealized appreciation from Portfolio	1,705,222,877

Total	$8,499,601,863

Class A Shares

Net Assets	$3,986,404,577
Shares Outstanding	216,799,158
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.39
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.51

Class B Shares

Net Assets	$60,801,996
Shares Outstanding	3,303,565
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.40

Class C Shares

Net Assets	$441,334,534
Shares Outstanding	23,987,431
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.40

Class I Shares

Net Assets	$3,783,210,618
Shares Outstanding	205,239,639
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.43

Class R Shares

Net Assets	$227,850,138
Shares Outstanding	12,408,880
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $786,898)	$136,411,868
Interest allocated from Portfolio	49,159
Securities lending income allocated from Portfolio, net	153,539
Expenses allocated from Portfolio	(32,977,514)

Total investment income from Portfolio	$103,637,052

Expenses

Distribution and service fees
Class A	$6,689,932
Class B	323,636
Class C	2,387,369
Class R	640,446
Trustees’ fees and expenses	125
Custodian fee	19,417
Transfer and dividend disbursing agent fees	6,212,107
Legal and accounting services	71,343
Printing and postage	558,466
Registration fees	186,571
Miscellaneous	17,322

Total expenses	$17,106,734

Net investment income	$86,530,318

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,385,527,093
Foreign currency transactions	(18,627)

Net realized gain	$1,385,508,466

Change in unrealized appreciation (depreciation) —
Investments	$(568,095,898)
Foreign currency	(60,576)

Net change in unrealized appreciation (depreciation)	$(568,156,474)

Net realized and unrealized gain	$817,351,992

Net increase in net assets from operations	$903,882,310

See Notes to Financial Statements.
6

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$86,530,318	$235,082,002
Net realized gain from investment and foreign currency transactions	1,385,508,466	578,290,794 (1)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(568,156,474)	(1,574,990,711)

Net increase (decrease) in net assets from operations	$903,882,310	$(761,617,915)

Distributions to shareholders —
From net investment income
Class A	$(34,262,465)	$(115,613,337)
Class B	(223,353)	(560,548)
Class C	(1,603,008)	(4,213,396)
Class I	(37,196,873)	(106,902,249)
Class R	(1,481,617)	(4,029,111)

Total distributions to shareholders	$(74,767,316)	$(231,318,641)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$415,741,792	$1,796,142,707
Class B	604,716	4,037,737
Class C	15,037,044	59,616,537
Class I	719,006,484	2,406,013,182
Class R	16,394,396	59,712,433
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	32,642,071	108,388,777
Class B	182,711	447,332
Class C	1,147,690	2,906,943
Class I	28,022,412	70,151,191
Class R	1,408,353	3,794,047
Cost of shares redeemed
Class A	(3,412,039,000)	(4,074,738,674)
Class B	(7,554,360)	(19,917,895)
Class C	(107,536,536)	(263,132,811)
Class I	(2,064,804,762)	(4,242,732,037)
Class R	(87,996,724)	(124,684,712)
Net asset value of shares exchanged
Class A	3,705,091	12,905,081
Class B	(3,705,091)	(12,905,081)

Net decrease in net assets from Fund share transactions	$(4,449,743,713)	$(4,213,995,243)

Net decrease in net assets	$(3,620,628,719)	$(5,206,931,799)

Net Assets

At beginning of period	$12,120,230,582	$17,327,162,381

At end of period	$8,499,601,863	$12,120,230,582

Accumulated undistributed net investment income included in net assets

At end of period	$17,275,989	$5,512,987

(1)	Includes $18,597,109 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
7

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.130		$18.220	$16.740	$14.540	$22.520	$21.040

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.259	$0.187	$0.216	$0.289	$0.273
Net realized and unrealized gain (loss)	1.254		(1.076)	1.478	2.207	(7.993)	1.805

Total income (loss) from operations	$1.393		$(0.817)	$1.665	$2.423	$(7.704)	$2.078

Less Distributions

From net investment income	$(0.133)		$(0.273)	$(0.185)	$(0.223)	$(0.270)	$(0.282)
From net realized gain	—		—	—	—	(0.006)	(0.306)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.133)		$(0.273)	$(0.185)	$(0.223)	$(0.276)	$(0.598)

Net asset value — End of period	$18.390		$17.130	$18.220	$16.740	$14.540	$22.520

Total Return(2)	8.16	%(3)	(4.48)%	10.05%	17.01%	(34.47)%	9.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,986,405		$6,521,082	$9,185,081	$9,470,973	$7,264,003	$5,709,362
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.00	%(6)	0.98%	0.98%	1.03%	1.00%	0.98%†
Net investment income	1.53	%(6)	1.45%	1.11%	1.49%	1.53%	1.23%
Portfolio Turnover of the Portfolio	17	%(3)	41%	31%	56%	61%	35%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.140		$18.230	$16.740	$14.540	$22.510	$21.040

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.124	$0.059	$0.115	$0.139	$0.103
Net realized and unrealized gain (loss)	1.251		(1.079)	1.486	2.194	(7.980)	1.801

Total income (loss) from operations	$1.325		$(0.955)	$1.545	$2.309	$(7.841)	$1.904

Less Distributions

From net investment income	$(0.065)		$(0.135)	$(0.055)	$(0.109)	$(0.126)	$(0.118)
From net realized gain	—		—	—	—	(0.003)	(0.306)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.065)		$(0.135)	$(0.055)	$(0.109)	$(0.129)	$(0.434)

Net asset value — End of period	$18.400		$17.140	$18.230	$16.740	$14.540	$22.510

Total Return(2)	7.81	%(3)	(5.23)%	9.26%	16.09%	(34.95)%	9.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,802		$66,488	$99,886	$123,715	$144,129	$261,680
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.75	%(6)	1.73%	1.73%	1.78%	1.75%	1.73%†
Net investment income	0.82	%(6)	0.70%	0.35%	0.80%	0.72%	0.46%
Portfolio Turnover of the Portfolio	17	%(3)	41%	31%	56%	61%	35%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.130		$18.220	$16.740	$14.540	$22.520	$21.040

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.125	$0.061	$0.111	$0.145	$0.106
Net realized and unrealized gain (loss)	1.260		(1.079)	1.477	2.203	(7.994)	1.808

Total income (loss) from operations	$1.334		$(0.954)	$1.538	$2.314	$(7.849)	$1.914

Less Distributions

From net investment income	$(0.064)		$(0.136)	$(0.058)	$(0.114)	$(0.128)	$(0.118)
From net realized gain	—		—	—	—	(0.003)	(0.306)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.064)		$(0.136)	$(0.058)	$(0.114)	$(0.131)	$(0.434)

Net asset value — End of period	$18.400		$17.130	$18.220	$16.740	$14.540	$22.520

Total Return(2)	7.80	%(3)	(5.23)%	9.22%	16.13%	(34.94)%	9.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$441,335		$497,372	$735,496	$749,389	$654,757	$713,773
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.75	%(6)	1.73%	1.73%	1.78%	1.75%	1.73%†
Net investment income	0.82	%(6)	0.70%	0.36%	0.77%	0.76%	0.48%
Portfolio Turnover of the Portfolio	17	%(3)	41%	31%	56%	61%	35%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.170		$18.270	$16.780	$14.580	$22.550	$21.040

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.305	$0.232	$0.251	$0.343	$0.340
Net realized and unrealized gain (loss)	1.254		(1.086)	1.486	2.208	(7.989)	1.795

Total income (loss) from operations	$1.418		$(0.781)	$1.718	$2.459	$(7.646)	$2.135

Less Distributions

From net investment income	$(0.158)		$(0.319)	$(0.228)	$(0.259)	$(0.317)	$(0.309)
From net realized gain	—		—	—	—	(0.007)	(0.306)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.158)		$(0.319)	$(0.228)	$(0.259)	$(0.324)	$(0.625)

Net asset value — End of period	$18.430		$17.170	$18.270	$16.780	$14.580	$22.550

Total Return(2)	8.29	%(3)	(4.27)%	10.36%	17.26%	(34.22)%	10.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,783,211		$4,757,063	$6,947,018	$5,482,122	$2,085,283	$549,834
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.74	%(6)	0.73%	0.73%	0.78%	0.75%	0.73%†
Net investment income	1.81	%(6)	1.70%	1.37%	1.70%	1.92%	1.52%
Portfolio Turnover of the Portfolio	17	%(3)	41%	31%	56%	61%	35%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$17.100		$18.190	$16.720	$14.530	$22.490	$21.040

Income (Loss) From Operations

Net investment income(1)	$0.118		$0.216	$0.147	$0.180	$0.246	$0.218
Net realized and unrealized gain (loss)	1.253		(1.078)	1.467	2.198	(7.980)	1.804

Total income (loss) from operations	$1.371		$(0.862)	$1.614	$2.378	$(7.734)	$2.022

Less Distributions

From net investment income	$(0.111)		$(0.228)	$(0.144)	$(0.188)	$(0.221)	$(0.256)
From net realized gain	—		—	—	—	(0.005)	(0.306)
Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.111)		$(0.228)	$(0.144)	$(0.188)	$(0.226)	$(0.572)

Net asset value — End of period	$18.360		$17.100	$18.190	$16.720	$14.530	$22.490

Total Return(2)	8.04	%(3)	(4.73)%	9.73%	16.67%	(34.57)%	9.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$227,850		$278,225	$359,681	$315,491	$215,779	$116,388
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.25	%(6)	1.23%	1.23%	1.28%	1.25%	1.23%†
Net investment income	1.31	%(6)	1.21%	0.87%	1.24%	1.33%	0.98%
Portfolio Turnover of the Portfolio	17	%(3)	41%	31%	56%	61%	35%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $2,465,145,735 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($709,242,922) and December 31, 2017 ($1,755,902,813). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $51,576,448 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $99,032 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $41,417 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $6,689,932 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $242,727 and $1,790,527 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $415,000 and $80,939,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $320,223 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $80,909, $596,842 and $320,223 for Class B, Class C and Class R shares, respectively.

14

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $22,000, $66,000 and $18,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $39,052,562 and $4,619,674,822, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	22,797,353	100,742,022
Issued to shareholders electing to receive payments of distributions in Fund shares	1,819,475	6,300,135
Redemptions	(188,812,536)	(231,154,623)
Exchange from Class B shares	203,072	723,372

Net decrease	(163,992,636)	(123,389,094)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	33,369	222,472
Issued to shareholders electing to receive payments of distributions in Fund shares	10,283	26,403
Redemptions	(415,992)	(1,126,888)
Exchange to Class A shares	(202,974)	(723,070)

Net decrease	(575,314)	(1,601,083)

15

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	826,669	3,305,435
Issued to shareholders electing to receive payments of distributions in Fund shares	64,628	171,623
Redemptions	(5,931,400)	(14,814,609)

Net decrease	(5,040,103)	(11,337,551)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	40,033,638	132,504,595
Issued to shareholders electing to receive payments of distributions in Fund shares	1,558,279	4,067,252
Redemptions	(113,403,605)	(239,834,123)

Net decrease	(71,811,688)	(103,262,276)

	Six Months Ended
	June 30, 2012	Year Ended
Class R	(Unaudited)	December 31, 2011

Sales	904,657	3,335,045
Issued to shareholders electing to receive payments of distributions in Fund shares	78,970	221,631
Redemptions	(4,843,313)	(7,059,294)

Net decrease	(3,859,686)	(3,502,618)

16

Large-Cap Value Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value

Aerospace & Defense — 3.7%

Boeing Co. (The)(1)	1,200,000	$89,160,000
General Dynamics Corp.	670,000	44,193,200
Honeywell International, Inc.	1,600,000	89,344,000
United Technologies Corp.	1,250,000	94,412,500

		$317,109,700

Air Freight & Logistics — 0.5%

FedEx Corp.(1)	500,000	$45,805,000

		$45,805,000

Auto Components — 0.5%

Johnson Controls, Inc.	1,490,000	$41,287,900

		$41,287,900

Biotechnology — 1.3%

Celgene Corp.(2)	650,000	$41,704,000
Gilead Sciences, Inc.(1)(2)	1,415,000	72,561,200

		$114,265,200

Capital Markets — 2.1%

Ameriprise Financial, Inc.	850,000	$44,421,000
Goldman Sachs Group, Inc. (The)	825,000	79,084,500
State Street Corp.	1,250,000	55,800,000

		$179,305,500

Chemicals — 1.1%

Air Products and Chemicals, Inc.	545,000	$43,997,850
LyondellBasell Industries NV, Class A	1,250,000	50,337,500

		$94,335,350

Commercial Banks — 7.4%

Fifth Third Bancorp(1)	3,500,000	$46,900,000
KeyCorp	7,000,000	54,180,000
PNC Financial Services Group, Inc.	1,925,000	117,636,750
Regions Financial Corp.	10,750,000	72,562,500
U.S. Bancorp(1)	2,750,000	88,440,000
Wells Fargo & Co.	7,650,000	255,816,000

		$635,535,250

Computers & Peripherals — 2.9%

Apple, Inc.(2)	420,000	$245,280,000

		$245,280,000

Consumer Finance — 2.3%

American Express Co.	3,400,000	$197,914,000

		$197,914,000

Diversified Financial Services — 4.1%

Citigroup, Inc.	4,500,000	$123,345,000
JPMorgan Chase & Co.	6,450,000	230,458,500

		$353,803,500

Diversified Telecommunication Services — 2.6%

AT&T, Inc.(1)	3,550,000	$126,593,000
CenturyLink, Inc.(1)	2,500,000	98,725,000

		$225,318,000

Electric Utilities — 2.8%

American Electric Power Co., Inc.	2,750,000	$109,725,000
NextEra Energy, Inc.	1,250,000	86,012,500
PPL Corp.(1)	1,500,000	41,715,000

		$237,452,500

Energy Equipment & Services — 1.6%

National Oilwell Varco, Inc.	1,375,000	$88,605,000
Schlumberger, Ltd.	700,000	45,437,000

		$134,042,000

Food & Staples Retailing — 2.5%

CVS Caremark Corp.	4,650,000	$217,294,500

		$217,294,500

Food Products — 3.2%

Kraft Foods, Inc., Class A	3,075,000	$118,756,500
Nestle SA	1,150,000	68,629,550
Unilever NV — NY Shares	2,600,000	86,710,000

		$274,096,050

Health Care Equipment & Supplies — 1.0%

Covidien PLC	1,615,000	$86,402,500

		$86,402,500

See Notes to Financial Statements.
17

Large-Cap Value Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.9%

Humana, Inc.	800,000	$61,952,000
UnitedHealth Group, Inc.	3,200,000	187,200,000

		$249,152,000

Industrial Conglomerates — 3.0%

General Electric Co.(1)	12,400,000	$258,416,000

		$258,416,000

Insurance — 5.0%

ACE, Ltd.	1,065,000	$78,948,450
MetLife, Inc.	2,725,000	84,066,250
Prudential Financial, Inc.	1,490,000	72,160,700
Travelers Companies, Inc. (The)	1,840,000	117,465,600
XL Group PLC(1)	3,600,000	75,744,000

		$428,385,000

Internet Software & Services — 0.6%

Google, Inc., Class A(2)	89,500	$51,916,265

		$51,916,265

IT Services — 1.8%

International Business Machines Corp.	770,000	$150,596,600

		$150,596,600

Life Sciences Tools & Services — 0.6%

Thermo Fisher Scientific, Inc.	995,000	$51,650,450

		$51,650,450

Machinery — 1.3%

Deere & Co.(1)	795,000	$64,291,650
PACCAR, Inc.(1)	1,125,000	44,088,750

		$108,380,400

Media — 3.9%

Comcast Corp., Class A(1)	2,750,000	$87,917,500
Time Warner, Inc.	1,250,000	48,125,000
Walt Disney Co. (The)(1)	4,000,000	194,000,000

		$330,042,500

Metals & Mining — 1.4%

BHP Billiton, Ltd. ADR(1)	950,000	$62,035,000
Freeport-McMoRan Copper & Gold, Inc.	1,825,000	62,177,750

		$124,212,750

Multi-Utilities — 3.2%

National Grid PLC	8,000,000	$84,784,266
PG&E Corp.(1)	1,150,000	52,060,500
Sempra Energy(1)	2,000,000	137,760,000

		$274,604,766

Multiline Retail — 2.0%

Macy’s, Inc.	2,500,000	$85,875,000
Target Corp.	1,500,000	87,285,000

		$173,160,000

Oil, Gas & Consumable Fuels — 13.0%

Anadarko Petroleum Corp.	700,000	$46,340,000
Apache Corp.(1)	520,000	45,702,800
Chevron Corp.	2,425,000	255,837,500
ConocoPhillips(1)	3,000,000	167,640,000
Exxon Mobil Corp.	3,000,000	256,710,000
Marathon Petroleum Corp.	1,075,000	48,289,000
Occidental Petroleum Corp.	2,400,000	205,848,000
Phillips 66(2)	2,500,000	83,100,000

		$1,109,467,300

Pharmaceuticals — 7.8%

Johnson & Johnson	2,750,000	$185,790,000
Merck & Co., Inc.	5,500,000	229,625,000
Pfizer, Inc.	11,000,000	253,000,000

		$668,415,000

Real Estate Investment Trusts (REITs) — 3.1%

AvalonBay Communities, Inc.	610,000	$86,302,800
Boston Properties, Inc.	830,000	89,947,100
Simon Property Group, Inc.	580,000	90,282,800

		$266,532,700

Road & Rail — 1.7%

Union Pacific Corp.	1,200,000	$143,172,000

		$143,172,000

See Notes to Financial Statements.
18

Large-Cap Value Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.6%

Microsoft Corp.	5,000,000	$152,950,000
Oracle Corp.	5,350,000	158,895,000

		$311,845,000

Specialty Retail — 0.6%

Bed Bath & Beyond, Inc.(1)(2)	775,000	$47,895,000

		$47,895,000

Tobacco — 1.2%

Philip Morris International, Inc.	1,200,000	$104,712,000

		$104,712,000

Wireless Telecommunication Services — 1.0%

Vodafone Group PLC ADR	3,050,000	$85,949,000

		$85,949,000

Total Common Stocks
(identified cost $6,628,490,519)		$8,337,751,681

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$45,971	$45,970,856
Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	156,540	156,539,607

Total Short-Term Investments
(identified cost $202,510,463)		$202,510,463

Total Investments — 99.7%
(identified cost $6,831,000,982)		$8,540,262,144

Other Assets, Less Liabilities — 0.3%		$26,961,196

Net Assets — 100.0%		$8,567,223,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2012.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
19

Large-Cap Value Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value including $45,633,581 of securities on loan (identified cost, $6,628,490,519)	$8,337,751,681
Affiliated investments, at value (identified cost, $202,510,463)	202,510,463
Dividends receivable	22,096,010
Interest receivable from affiliated investment	8,877
Receivable for investments sold	95,944,475
Securities lending income receivable	29,956
Tax reclaims receivable	7,239,109

Total assets	$8,665,580,571

Liabilities

Collateral for securities loaned	$45,970,856
Payable for investments purchased	47,825,333
Payable to affiliates:
Investment adviser fee	4,178,424
Accrued expenses	382,618

Total liabilities	$98,357,231

Net Assets applicable to investors’ interest in Portfolio	$8,567,223,340

Sources of Net Assets

Investors’ capital	$6,857,403,950
Net unrealized appreciation	1,709,819,390

Total	$8,567,223,340

See Notes to Financial Statements.
20

Large-Cap Value Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $787,779)	$136,565,654
Securities lending income, net	153,707
Interest allocated from affiliated investment	49,216
Expenses allocated from affiliated investment	(7,837)

Total investment income	$136,760,740

Expenses

Investment adviser fee	$32,047,104
Trustees’ fees and expenses	21,375
Custodian fee	674,511
Legal and accounting services	70,918
Miscellaneous	192,697

Total expenses	$33,006,605

Deduct —
Reduction of custodian fee	$79

Total expense reductions	$79

Net expenses	$33,006,526

Net investment income	$103,754,214

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,388,201,975
Investment transactions allocated from affiliated investments	5,519
Foreign currency transactions	(18,646)

Net realized gain	$1,388,188,848

Change in unrealized appreciation (depreciation) —
Investments	$(569,846,014)
Foreign currency	(60,625)

Net change in unrealized appreciation (depreciation)	$(569,906,639)

Net realized and unrealized gain	$818,282,209

Net increase in net assets from operations	$922,036,423

See Notes to Financial Statements.
21

Large-Cap Value Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$103,754,214	$285,135,036
Net realized gain from investment and foreign currency transactions	1,388,188,848	579,892,178 (1)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(569,906,639)	(1,577,783,279)

Net increase (decrease) in net assets from operations	$922,036,423	$(712,756,065)

Capital transactions —
Contributions	$39,833,968	$652,641,778
Withdrawals	(4,622,351,543)	(4,977,458,148)

Net decrease in net assets from capital transactions	$(4,582,517,575)	$(4,324,816,370)

Net decrease in net assets	$(3,660,481,152)	$(5,037,572,435)

Net Assets

At beginning of period	$12,227,704,492	$17,265,276,927

At end of period	$8,567,223,340	$12,227,704,492

(1)	Includes $18,622,645 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
22

Large-Cap Value Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.61	%(2)	0.60%	0.59%	0.60%	0.61%	0.62%†
Net investment income	1.92	%(2)	1.84%	1.50%	1.91%	1.94%	1.59%
Portfolio Turnover	17	%(3)	41%	31%	56%	61%	35%

Total Return	8.36	%(3)	(4.11)%	10.48%	17.51%	(34.21)%	10.38%

Net assets, end of period (000’s omitted)	$8,567,223		$12,227,704	$17,265,277	$16,040,582	$10,397,407	$7,390,090

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
23

Large-Cap Value Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Large-Cap Value Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $32,047,104 or 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,824,249,599 and $6,387,046,017, respectively, for the six months ended June 30, 2012.

25

Large-Cap Value Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,987,100,256

Gross unrealized appreciation	$1,624,312,844
Gross unrealized depreciation	(71,150,956)

Net unrealized appreciation	$1,553,161,888

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

6 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2012 amounted to $61,779. At June 30, 2012, the value of the securities loaned and the value of the collateral received amounted to $45,633,581 and $45,970,856, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Large-Cap Value Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$592,385,400	$—		$—	$592,385,400
Consumer Staples	527,473,000	68,629,550		—	596,102,550
Energy	1,243,509,300	—		—	1,243,509,300
Financials	2,061,475,950	—		—	2,061,475,950
Health Care	1,169,885,150	—		—	1,169,885,150
Industrials	872,883,100	—		—	872,883,100
Information Technology	759,637,865	—		—	759,637,865
Materials	218,548,100	—		—	218,548,100
Telecommunication Services	311,267,000	—		—	311,267,000
Utilities	427,273,000	84,784,266		—	512,057,266

Total Common Stocks	$8,184,337,865	$153,413,816	*	$—	$8,337,751,681

Short-Term Investments	$—	$202,510,463		$—	$202,510,463

Total Investments	$8,184,337,865	$355,924,279		$—	$8,540,262,144

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

29

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance
Large-Cap Value Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Michael R. Mach President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance
Large-Cap Value Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173-8/12	GNCSRC

Eaton Vance Real Estate Fund Semiannual Report June 30, 2012

.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Real Estate Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16
Officers and Trustees	19
Important Notices	20

Eaton Vance
Real Estate Fund
June 30, 2011
Portfolio Manager J. Scott Craig
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	6/9/2010	13.84%	12.37%	—	21.40%
Class A with 5.75% Maximum Sales Charge	—	7.27	5.92	—	17.96
Class I at NAV	4/28/2006	13.97	12.73	3.59%	5.44

Dow Jones U.S. Select Real Estate Securities Index	4/28/2006	14.93%	12.77%	1.79%	3.74%
S&P 500 Index	4/28/2006	9.49%	5.45%	0.22	2.79

%Total Annual Operating Expense Ratios[3]				Class A	Class I

Gross				2.68%	2.43%
Net				1.25	1.00

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Simon Property Group, Inc.	12.1%
Equity Residential	6.9
AvalonBay Communities, Inc.	6.8
Boston Properties, Inc.	6.4
Public Storage, Inc.	5.9
Ventas, Inc.	3.4
Federal Realty Investment Trust	3.1
Vornado Realty Trust	3.0
Taubman Centers, Inc.	2.8
ProLogis, Inc.	2.4

Total	52.8%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Real Estate Fund
June 30, 2012
Endnotes and Additional Disclosures

1.	Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Real Estate Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,138.40	$7.12	**	1.34%
Class I	$1,000.00	$1,139.70	$5.80	**	1.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.72	**	1.34%
Class I	$1,000.00	$1,019.40	$5.47	**	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance
Real Estate Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.6%

Marriott International, Inc., Class A	7,685	$301,252
McDonald’s Corp.	5,050	447,076
Starwood Hotels & Resorts Worldwide, Inc.	6,700	355,368

		$1,103,696

Other — 1.6%

Brookfield Office Properties, Inc.	9,950	$173,329
CB Richard Ellis Group, Inc., Class A(1)	8,610	140,860
Jones Lang LaSalle, Inc.	2,495	175,573

		$489,762

Real Estate Investment Trusts — 92.0%

Security	Shares	Value

Diversified, Specialty & Other — 4.9%

Alexandria Real Estate Equities, Inc.	5,765	$419,231
American Tower Corp.	6,865	479,932
Digital Realty Trust, Inc.	2,925	219,580
Plum Creek Timber Co., Inc.	9,865	391,640

		$1,510,383

Health Care — 7.8%

HCP, Inc.	15,165	$669,535
Health Care REIT, Inc.	11,640	678,612
Ventas, Inc.	16,637	1,050,127

		$2,398,274

Hotels & Resorts — 2.6%

DiamondRock Hospitality Co.	18,820	$191,964
Host Hotels & Resorts, Inc.	38,240	604,957

		$796,921

Industrial — 5.1%

DCT Industrial Trust, Inc.	39,600	$249,480
EastGroup Properties, Inc.	10,525	560,983
ProLogis, Inc.	22,340	742,358

		$1,552,821

Mall — 15.7%

Macerich Co. (The)	4,130	$243,877
Simon Property Group, Inc.	23,690	3,687,585
Taubman Centers, Inc.	11,155	860,720

		$4,792,182

Office — 16.3%

Boston Properties, Inc.	17,925	$1,942,532
Brandywine Realty Trust	15,200	187,568
Corporate Office Properties Trust	7,195	169,154
Douglas Emmett, Inc.	16,655	384,731
Highwoods Properties, Inc.	18,270	614,786
Liberty Property Trust, Inc.	6,000	221,040
MPG Office Trust, Inc.(1)	43,150	86,732
PS Business Parks, Inc.	6,685	452,708
Vornado Realty Trust	10,975	921,680

		$4,980,931

Residential — 21.9%

American Campus Communities, Inc.	15,390	$692,242
AvalonBay Communities, Inc.	14,755	2,087,538
Camden Property Trust	2,375	160,716
Equity Residential	33,720	2,102,779
Essex Property Trust, Inc.	2,980	458,682
Mid-America Apartment Communities, Inc.	9,900	675,576
UDR, Inc.	19,400	501,296

		$6,678,829

Shopping Center — 9.9%

Acadia Realty Trust	6,995	$162,144
DDR Corp.	31,950	467,748
Federal Realty Investment Trust	9,030	939,933
Kimco Realty Corp.	11,500	218,845
Regency Centers Corp.	9,800	466,186
Retail Opportunity Investments Corp.	19,100	230,346
Tanger Factory Outlet Centers	10,780	345,499
Urstadt Biddle Properties, Inc.	9,515	188,111

		$3,018,812

See Notes to Financial Statements.
5

Eaton Vance
Real Estate Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Storage — 7.8%

Extra Space Storage, Inc.	13,640	$417,384
Public Storage, Inc.	12,415	1,792,850
Sovran Self Storage, Inc.	3,700	185,333

		$2,395,567

Total Real Estate Investment Trusts		$28,124,720

Total Common Stocks
(identified cost $26,419,269)		$29,718,178

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$775	$774,965

Total Short-Term Investments
(identified cost $774,965)		$774,965

Total Investments — 99.8%
(identified cost $27,194,234)		$30,493,143

Other Assets, Less Liabilities — 0.2%		$70,185

Net Assets — 100.0%		$30,563,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
6

Eaton Vance
Real Estate Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $26,419,269)	$29,718,178
Affiliated investment, at value (identified cost, $774,965)	774,965
Dividends receivable	65,938
Interest receivable from affiliated investment	57
Receivable for Fund shares sold	38,766
Receivable from affiliate	10,669

Total assets	$30,608,573

Liabilities

Payable for Fund shares redeemed	$3,091
Payable to affiliates:
Investment adviser fee	15,498
Distribution and service fees	1,248
Administration fee	3,576
Trustees’ fees	230
Accrued expenses	21,602

Total liabilities	$45,245

Net Assets	$30,563,328

Sources of Net Assets

Paid-in capital	$27,429,710
Accumulated net realized loss	(160,556)
Accumulated distributions in excess of net investment income	(4,735)
Net unrealized appreciation	3,298,909

Total	$30,563,328

Class A Shares

Net Assets	$6,411,306
Shares Outstanding	570,128
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.94

Class I Shares

Net Assets	$24,152,022
Shares Outstanding	2,147,113
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
7

Eaton Vance
Real Estate Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $659)	$397,482
Interest allocated from affiliated investment	354
Expenses allocated from affiliated investment	(55)

Total investment income	$397,781

Expenses

Investment adviser fee	$81,283
Administration fee	18,758
Distribution and service fees
Class A	6,876
Trustees’ fees and expenses	499
Custodian fee	20,215
Transfer and dividend disbursing agent fees	7,341
Legal and accounting services	13,569
Printing and postage	6,498
Registration fees	16,816
Miscellaneous	5,164

Total expenses	$177,019

Deduct —
Allocation of expenses to affiliates	$33,130

Total expense reductions	$33,130

Net expenses	$143,889

Net investment income	$253,892

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$28,447
Investment transactions allocated from affiliated investment	2

Net realized gain	$28,449

Change in unrealized appreciation (depreciation) —
Investments	$2,272,115

Net change in unrealized appreciation (depreciation)	$2,272,115

Net realized and unrealized gain	$2,300,564

Net increase in net assets from operations	$2,554,456

See Notes to Financial Statements.
8

Eaton Vance
Real Estate Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$253,892	$75,186
Net realized gain (loss) from investment transactions and capital gain distributions received	28,449	(60,104)
Net change in unrealized appreciation (depreciation) from investments	2,272,115	523,982

Net increase in net assets from operations	$2,554,456	$539,064

Distributions to shareholders —
From net investment income
Class A	$(46,344)	$(30,265)
Class I	(207,089)	(50,168)
Tax return of capital
Class A	—	(24,890)
Class I	—	(41,258)

Total distributions to shareholders	$(253,433)	$(146,581)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,652,566	$4,526,736
Class I	17,229,067	2,351,031
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	45,807	53,367
Class I	191,168	61,055
Cost of shares redeemed
Class A	(489,464)	(705,096)
Class I	(415,003)	(843,175)

Net increase in net assets from Fund share transactions	$18,214,141	$5,443,918

Net increase in net assets	$20,515,164	$5,836,401

Net Assets

At beginning of period	$10,048,164	$4,211,763

At end of period	$30,563,328	$10,048,164

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(4,735)	$(5,194)

See Notes to Financial Statements.
9

Eaton Vance
Real Estate Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$9.960		$9.280	$7.860

Income (Loss) From Operations

Net investment income(2)	$0.089		$0.095	$0.069
Net realized and unrealized gain	1.287		0.750	1.494

Total income from operations	$1.376		$0.845	$1.563

Less Distributions

From net investment income	$(0.086)		$(0.091)	$(0.073)
Tax return of capital	—		(0.074)	(0.070)

Total distributions	$(0.086)		$(0.165)	$(0.143)

Net asset value — End of period	$11.250		$9.960	$9.280

Total Return(3)	13.84	%(4)	9.15%	20.00	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,411		$4,550	$608
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.34	%(6)	1.40%	1.40	%(6)
Net investment income	1.66	%(6)	0.98%	1.36	%(6)
Portfolio Turnover	16	%(4)	22%	34	%(7)

(1)	For the period from the commencement of operations, June 9, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator subsidized certain operating expenses (equal to 0.26%, 1.28% and 4.54% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period ended December 31, 2010, respectively). Absent this subsidy, total return would be lower.
(6)	Annualized.
(7)	For the year ended December 31, 2010.

See Notes to Financial Statements.
10

Eaton Vance
Real Estate Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.960		$9.270	$7.360	$5.890	$9.180	$12.050

Income (Loss) From Operations

Net investment income(1)	$0.114		$0.102	$0.094	$0.147	$0.153	$0.122
Net realized and unrealized gain (loss)	1.275		0.774	1.967	1.516	(3.271)	(2.164)

Total income (loss) from operations	$1.389		$0.876	$2.061	$1.663	$(3.118)	$(2.042)

Less Distributions

From net investment income	$(0.099)		$(0.102)	$(0.077)	$(0.131)	$(0.153)	$(0.113)
From net realized gain	—		—	—	—	—	(0.656)
Tax return of capital	—		(0.084)	(0.074)	(0.062)	(0.019)	(0.059)

Total distributions	$(0.099)		$(0.186)	$(0.151)	$(0.193)	$(0.172)	$(0.828)

Net asset value — End of period	$11.250		$9.960	$9.270	$7.360	$5.890	$9.180

Total Return(2)	13.97	%(3)	9.50%	28.13%	28.17%	(33.88)%	(17.33)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,152		$5,498	$3,604	$587	$370	$575
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.09	%(5)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	2.12	%(5)	1.05%	1.10%	2.54%	1.78%	1.05%
Portfolio Turnover	16	%(3)	22%	34%	24%	37%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The administrator subsidized certain operating expenses (equal to 0.26%, 1.28%, 4.54%, 19.96%, 6.82% and 5.92% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively). Absent this subsidy, total return would be lower.
(5)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Real Estate Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $84,308 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($24,603) and December 31, 2017 ($59,705). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

12

Eaton Vance
Real Estate Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of substantially all of the distributions it receives from its investments in REITs, less expenses, as well as income from other investments. Such distributions may include income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually (reduced by available capital loss carryforwards from prior years, if any). In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Fund’s investment adviser fee amounted to $81,283. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $18,758. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% (1.40% and 1.15% prior to April 30, 2012) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2013. Pursuant to this agreement, EVM was allocated $33,130 of the Fund’s operating expenses for the six months ended June 30, 2012. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $438 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,720 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $6,876 for Class A shares.

13

Eaton Vance
Real Estate Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,439,146 and $3,874,909, respectively, for the six months ended June 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	154,341	463,365
Issued to shareholders electing to receive payments of distributions in Fund shares	4,180	5,449
Redemptions	(45,301)	(77,431)

Net increase	113,220	391,383

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	1,615,661	241,913
Issued to shareholders electing to receive payments of distributions in Fund shares	17,440	6,233
Redemptions	(38,059)	(84,644)

Net increase	1,595,042	163,502

At June 30, 2012, EVM owned 54% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,304,125

Gross unrealized appreciation	$3,270,288
Gross unrealized depreciation	(81,270)

Net unrealized appreciation	$3,189,018

14

Eaton Vance
Real Estate Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

10 Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in real estate related investments. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, economic conditions, real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$29,718,178	*	$—	$—	$29,718,178
Short-Term Investments	—		774,965	—	774,965

Total Investments	$29,718,178		$774,965	$—	$30,493,143

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance
Real Estate Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance
Real Estate Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

17

Eaton Vance
Real Estate Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

18

Eaton Vance
Real Estate Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance
Real Estate Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685-8/12	REFSRC

Eaton Vance Small-Cap Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Small-Cap Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	20
Officers and Trustees	23
Important Notices	24
EX-99.CERT Section 302 Certification
EX-99.906CERT Section 906 Certification

Eaton Vance
Small-Cap Fund
June 30, 2012
Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	1/2/1997	3.20%	-8.19%	1.09%	5.82%	—
Class A with 5.75% Maximum Sales Charge	—	-2.76	-13.47	-0.11	5.19	—
Class B at NAV	5/7/2002	2.88	-8.78	0.36	5.05	—
Class B with 5% Maximum Sales Charge	—	-2.11	-13.21	0.00 *	5.05	—
Class C at NAV	5/3/2002	2.89	-8.78	0.34	5.05	—
Class C with 1% Maximum Sales Charge	—	1.89	-9.66	0.34	5.05	—
Class I at NAV	9/2/2008	3.37	-7.90	—	—	0.74%
Class R at NAV	8/3/2009	3.14	-8.36	—	—	12.60

Russell 2000 Index	—	8.53%	-2.08%	0.54%	7.00%	—
*Amount is less than 0.005%.

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R

		1.48%	2.23%	2.23%	1.23%	1.73%
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

GNC Holdings, Inc., Class A	2.9%
Church & Dwight Co., Inc.	2.6
Valmont Industries, Inc.	2.4
Fred’s, Inc., Class A	2.4
Team, Inc.	2.3
Cirrus Logic, Inc.	2.3
Allied World Assurance Co. Holdings, Ltd.	2.3
LKQ Corp.	2.3
Questcor Pharmaceuticals, Inc.	2.2
RBC Bearings, Inc.	2.2

Total	23.9%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Small-Cap Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Small-Cap Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,032.00	$7.12	1.41%
Class B	$1,000.00	$1,028.80	$10.95	2.17%
Class C	$1,000.00	$1,028.90	$10.95	2.17%
Class I	$1,000.00	$1,033.70	$5.87	1.16%
Class R	$1,000.00	$1,031.40	$8.38	1.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.07	1.41%
Class B	$1,000.00	$1,014.10	$10.87	2.17%
Class C	$1,000.00	$1,014.10	$10.87	2.17%
Class I	$1,000.00	$1,019.10	$5.82	1.16%
Class R	$1,000.00	$1,016.60	$8.32	1.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

4

Eaton Vance
Small-Cap Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Aerospace & Defense — 1.8%

Aerovironment, Inc.(1)	132,730	$3,492,126

		$3,492,126

Building Products — 3.3%

Armstrong World Industries, Inc.	69,140	$3,398,922
Trex Co., Inc.(1)	102,690	3,089,942

		$6,488,864

Capital Markets — 5.1%

HFF, Inc., Class A(1)	212,370	$2,960,438
Lazard, Ltd., Class A	133,920	3,480,581
Walter Investment Management Corp.	152,055	3,564,169

		$10,005,188

Chemicals — 2.0%

Balchem Corp.	117,310	$3,825,479

		$3,825,479

Commercial Banks — 3.0%

Signature Bank(1)	47,990	$2,925,950
Texas Capital Bancshares, Inc.(1)	71,550	2,889,905

		$5,815,855

Commercial Services & Supplies — 2.3%

Team, Inc.(1)	145,391	$4,533,291

		$4,533,291

Communications Equipment — 3.1%

Acme Packet, Inc.(1)	119,590	$2,230,354
Riverbed Technology, Inc.(1)	81,280	1,312,672
Sycamore Networks, Inc.(1)	177,100	2,571,492

		$6,114,518

Computers & Peripherals — 1.5%

Quantum Corp.(1)	1,400,940	$2,843,908

		$2,843,908

Construction & Engineering — 1.7%

MYR Group, Inc.(1)	197,380	$3,367,303

		$3,367,303

Distributors — 2.3%

LKQ Corp.(1)	132,730	$4,433,182

		$4,433,182

Electronic Equipment, Instruments & Components — 6.6%

Elster Group SE ADR(1)	147,230	$2,988,769
FEI Co.(1)	74,150	3,547,336
FLIR Systems, Inc.	149,390	2,913,105
National Instruments Corp.	125,795	3,378,854

		$12,828,064

Energy Equipment & Services — 1.7%

Hornbeck Offshore Services, Inc.(1)	85,700	$3,323,446

		$3,323,446

Food Products — 3.2%

Flowers Foods, Inc.	125,580	$2,917,223
Ingredion, Inc.	65,650	3,250,988

		$6,168,211

Health Care Equipment & Supplies — 3.9%

Analogic Corp.	64,070	$3,972,340
Orthofix International NV(1)	87,330	3,602,362

		$7,574,702

Health Care Providers & Services — 5.4%

Centene Corp.(1)	93,230	$2,811,817
ExamWorks Group, Inc.(1)	231,688	3,065,232
MEDNAX, Inc.(1)	57,890	3,967,781
MModal, Inc.(1)	49,240	639,135

		$10,483,965

Household Products — 2.6%

Church & Dwight Co., Inc.	91,690	$5,086,044

		$5,086,044

Insurance — 5.9%

Allied World Assurance Co. Holdings, Ltd.	56,590	$4,497,207
Hanover Insurance Group, Inc. (The)	88,880	3,477,875
HCC Insurance Holdings, Inc.	113,520	3,564,528

		$11,539,610

IT Services — 2.9%

Euronet Worldwide, Inc.(1)	200,330	$3,429,650
Global Cash Access Holdings, Inc.(1)	320,390	2,310,012

		$5,739,662

Life Sciences Tools & Services — 1.7%

Bruker Corp.(1)	250,270	$3,331,094

		$3,331,094

See Notes to Financial Statements.
5

Eaton Vance
Small-Cap Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 7.5%

Astec Industries, Inc.(1)	94,314	$2,893,554
Colfax Corp.(1)	104,980	2,894,299
RBC Bearings, Inc.(1)	89,760	4,245,648
Valmont Industries, Inc.	38,620	4,671,861

		$14,705,362

Marine — 1.6%

Kirby Corp.(1)	65,040	$3,062,083

		$3,062,083

Metals & Mining — 1.2%

Molycorp, Inc.(1)	113,180	$2,439,029

		$2,439,029

Multiline Retail — 2.4%

Fred’s, Inc., Class A	302,070	$4,618,650

		$4,618,650

Oil, Gas & Consumable Fuels — 3.7%

Goodrich Petroleum Corp.(1)	67,960	$941,926
Kodiak Oil & Gas Corp.(1)	382,310	3,138,765
PDC Energy, Inc.(1)	130,860	3,208,687

		$7,289,378

Pharmaceuticals — 2.2%

Questcor Pharmaceuticals, Inc.(1)	80,740	$4,298,598

		$4,298,598

Professional Services — 1.4%

FTI Consulting, Inc.(1)	95,270	$2,739,013

		$2,739,013

Real Estate Investment Trusts (REITs) — 5.2%

American Campus Communities, Inc.	77,740	$3,496,745
Mid-America Apartment Communities, Inc.	43,240	2,950,698
PS Business Parks, Inc.	55,199	3,738,076

		$10,185,519

Real Estate Management & Development — 1.7%

Forestar Real Estate Group, Inc.(1)	263,189	$3,371,451

		$3,371,451

Semiconductors & Semiconductor Equipment — 4.0%

Cirrus Logic, Inc.(1)	151,700	$4,532,796
Cypress Semiconductor Corp.(1)	242,700	3,208,494

		$7,741,290

Software — 2.1%

Mentor Graphics Corp.(1)	269,900	$4,048,500

		$4,048,500

Specialty Retail — 5.4%

GNC Holdings, Inc., Class A	143,090	$5,609,128
Lumber Liquidators Holdings, Inc.(1)	33,400	1,128,586
Monro Muffler Brake, Inc.	28,690	953,655
Select Comfort Corp.(1)	137,790	2,882,567

		$10,573,936

Total Common Stocks
(identified cost $176,812,586)		$192,067,321

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$1,788	$1,788,161

Total Short-Term Investments
(identified cost $1,788,161)		$1,788,161

Total Investments — 99.3%
(identified cost $178,600,747)		$193,855,482

Other Assets, Less Liabilities — 0.7%		$1,376,957

Net Assets — 100.0%		$195,232,439

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
6

Eaton Vance
Small-Cap Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $176,812,586)	$192,067,321
Affiliated investment, at value (identified cost, $1,788,161)	1,788,161
Dividends receivable	72,519
Interest receivable from affiliated investment	614
Receivable for investments sold	2,866,665
Receivable for Fund shares sold	242,018

Total assets	$197,037,298

Liabilities

Payable for investments purchased	$1,407,323
Payable for Fund shares redeemed	170,564
Payable to affiliates:
Investment adviser fee	116,450
Administration fee	23,290
Distribution and service fees	20,524
Trustees’ fees	1,815
Accrued expenses	64,893

Total liabilities	$1,804,859

Net Assets	$195,232,439

Sources of Net Assets

Paid-in capital	$174,628,437
Accumulated net realized gain	5,419,927
Accumulated net investment loss	(70,660)
Net unrealized appreciation	15,254,735

Total	$195,232,439

Class A Shares

Net Assets	$36,179,153
Shares Outstanding	2,663,333
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.58
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.41

Class B Shares

Net Assets	$3,932,335
Shares Outstanding	296,237
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.27

Class C Shares

Net Assets	$12,333,703
Shares Outstanding	958,551
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.87

Class I Shares

Net Assets	$142,745,976
Shares Outstanding	10,111,835
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.12

Class R Shares

Net Assets	$41,272
Shares Outstanding	3,061
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Small-Cap Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends	$272,626
Dividends allocated from Portfolio (net of foreign taxes, $5,061)	957,308
Interest allocated from Portfolio	3,206
Interest allocated from affiliated investment	1,671
Expenses allocated from Portfolio	(569,383)
Expenses allocated from affiliated investment	(262)

Total investment income	$665,166

Expenses

Investment adviser fee	$242,200
Administration fee	151,305
Distribution and service fees
Class A	51,514
Class B	22,447
Class C	67,580
Class R	102
Trustees’ fees and expenses	1,940
Custodian fee	27,169
Transfer and dividend disbursing agent fees	108,142
Legal and accounting services	22,497
Printing and postage	13,443
Registration fees	30,163
Miscellaneous	9,031

Total expenses	$747,533

Net investment loss	$(82,367)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(240,979)
Investment transactions allocated from Portfolio	6,633,891
Investment transactions allocated from affiliated investment	21
Foreign currency transactions allocated from Portfolio	361

Net realized gain	$6,393,294

Change in unrealized appreciation (depreciation) —
Investments	$(8,836,545)
Investments allocated from Portfolio	8,926,367

Net change in unrealized appreciation (depreciation)	$89,822

Net realized and unrealized gain	$6,483,116

Net increase in net assets from operations	$6,400,749

See Notes to Financial Statements.
8

Eaton Vance
Small-Cap Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(82,367)	$(1,541,088)
Net realized gain from investment and foreign currency transactions	6,393,294	14,631,844
Net change in unrealized appreciation (depreciation) from investments	89,822	(26,215,581)

Net increase (decrease) in net assets from operations	$6,400,749	$(13,124,825)

Distributions to shareholders —
From net realized gain
Class A	$(1,314,383)	$—
Class B	(143,117)	—
Class C	(443,953)	—
Class I	(4,210,075)	—
Class R	(1,263)	—

Total distributions to shareholders	$(6,112,791)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,686,710	$18,307,415
Class B	166,466	2,337,278
Class C	984,998	3,817,156
Class I	54,775,324	35,119,281
Class R	2,969	12,530
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,189,722	—
Class B	112,231	—
Class C	309,600	—
Class I	3,465,218	—
Class R	1,219	—
Cost of shares redeemed
Class A	(13,684,950)	(34,564,305)
Class B	(851,824)	(1,852,777)
Class C	(2,600,681)	(6,929,396)
Class I	(16,109,693)	(21,830,221)
Class R	(81)	(22,395)
Net asset value of shares exchanged
Class A	227,298	388,345
Class B	(227,298)	(388,345)

Net increase (decrease) in net assets from Fund share transactions	$31,447,228	$(5,605,434)

Net increase (decrease) in net assets	$31,735,186	$(18,730,259)

Net Assets

At beginning of period	$163,497,253	$182,227,512

At end of period	$195,232,439	$163,497,253

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(70,660)	$11,707

See Notes to Financial Statements.
9

Eaton Vance
Small-Cap Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009		2008		2007

Net asset value — Beginning of period	$13.550		$14.390	$11.520		$8.260		$14.230		$12.240

Income (Loss) From Operations

Net investment loss(1)	$(0.013)		$(0.124)	$(0.130)		$(0.085)		$(0.100)		$(0.158)
Net realized and unrealized gain (loss)	0.476		(0.716)	3.000		3.345		(5.114)		2.627

Total income (loss) from operations	$0.463		$(0.840)	$2.870		$3.260		$(5.214)		$2.469

Less Distributions

From net realized gain	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Total distributions	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Net asset value — End of period	$13.580		$13.550	$14.390		$11.520		$8.260		$14.230

Total Return(2)	3.20	%(3)	(5.84)%	24.91%		39.47%		(38.36)%		20.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,179		$44,565	$64,271		$54,950		$38,811		$13,008
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.41	%(6)	1.48%	1.50	%(7)	1.50	%(7)	1.70	%(7)	1.85	%(7)
Net investment loss	(0.19	)%(6)	(0.87)%	(1.07)%		(0.91)%		(0.89)%		(1.13)%
Portfolio Turnover of the Portfolio(8)	31	%(3)	85%	96%		91%		94%		75%
Portfolio Turnover of the Fund	8	%(3)(9)	—	—		—		—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30% and 0.37% of average daily net assets for the years ended December 31, 2010, 2009, 2008 and 2007, respectively). Absent this waiver and/or subsidy, total return would be lower.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(9)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
10

Eaton Vance
Small-Cap Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009		2008		2007

Net asset value — Beginning of period	$13.300		$14.230	$11.480		$8.290		$14.380		$12.460

Income (Loss) From Operations

Net investment loss(1)	$(0.065)		$(0.226)	$(0.221)		$(0.156)		$(0.209)		$(0.266)
Net realized and unrealized gain (loss)	0.468		(0.704)	2.971		3.346		(5.125)		2.665

Total income (loss) from operations	$0.403		$(0.930)	$2.750		$3.190		$(5.334)		$2.399

Less Distributions

From net realized gain	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Total distributions	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Net asset value — End of period	$13.270		$13.300	$14.230		$11.480		$8.290		$14.380

Total Return(2)	2.88	%(3)	(6.54)%	23.95%		38.48%		(38.81)%		19.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,932		$4,724	$5,104		$3,674		$2,624		$3,135
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.17	%(6)	2.23%	2.25	%(7)	2.25	%(7)	2.45	%(7)	2.60	%(7)
Net investment loss	(0.95	)%(6)	(1.61)%	(1.82)%		(1.66)%		(1.75)%		(1.89)%
Portfolio Turnover of the Portfolio(8)	31	%(3)	85%	96%		91%		94%		75%
Portfolio Turnover of the Fund	8	%(3)(9)	—	—		—		—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30% and 0.37% of average daily net assets for the years ended December 31, 2010, 2009, 2008 and 2007, respectively). Absent this waiver and/or subsidy, total return would be lower.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(9)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
11

Eaton Vance
Small-Cap Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009		2008		2007

Net asset value — Beginning of period	$12.900		$13.800	$11.140		$8.040		$13.980		$12.120

Income (Loss) From Operations

Net investment loss(1)	$(0.063)		$(0.221)	$(0.213)		$(0.153)		$(0.180)		$(0.258)
Net realized and unrealized gain (loss)	0.466		(0.679)	2.873		3.253		(5.004)		2.597

Total income (loss) from operations	$0.403		$(0.900)	$2.660		$3.100		$(5.184)		$2.339

Less Distributions

From net realized gain	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Total distributions	$(0.433)		$—	$—		$—		$(0.756)		$(0.479)

Net asset value — End of period	$12.870		$12.900	$13.800		$11.140		$8.040		$13.980

Total Return(2)	2.89	%(3)	(6.52)%	23.88%		38.39%		(38.78)%		19.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,334		$13,663	$17,986		$15,030		$7,790		$3,392
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.17	%(6)	2.23%	2.25	%(7)	2.25	%(7)	2.45	%(7)	2.60	%(7)
Net investment loss	(0.95	)%(6)	(1.62)%	(1.81)%		(1.67)%		(1.66)%		(1.89)%
Portfolio Turnover of the Portfolio(8)	31	%(3)	85%	96%		91%		94%		75%
Portfolio Turnover of the Fund	8	%(3)(9)	—	—		—		—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30% and 0.37% of average daily net assets for the years ended December 31, 2010, 2009, 2008 and 2007, respectively). Absent this waiver and/or subsidy, total return would be lower.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(9)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
12

Eaton Vance
Small-Cap Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012							Period Ended
	(Unaudited)		2011	2010		2009		December 31, 2008(1)

Net asset value — Beginning of period	$14.050		$14.880	$11.890		$8.500		$14.120

Income (Loss) From Operations

Net investment income (loss)(2)	$0.004		$(0.088)	$(0.101)		$(0.077)		$0.010
Net realized and unrealized gain (loss)	0.499		(0.742)	3.091		3.467		(5.630)

Total income (loss) from operations	$0.503		$(0.830)	$2.990		$3.390		$(5.620)

Less Distributions

From net realized gain	$(0.433)		$—	$—		$—		$—

Total distributions	$(0.433)		$—	$—		$—		$—

Net asset value — End of period	$14.120		$14.050	$14.880		$11.890		$8.500

Total Return(3)	3.37	%(4)	(5.58)%	25.15%		39.88%		(39.80	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$142,746		$100,509	$94,817		$39,921		$2,051
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.16	%(7)	1.23%	1.25	%(8)	1.25	%(8)	1.25	%(7)(8)
Net investment income (loss)	0.06	%(7)	(0.60)%	(0.80)%		(0.73)%		0.34	%(7)
Portfolio Turnover of the Portfolio(9)	31	%(4)	85%	96%		91%		94	%(10)
Portfolio Turnover of the Fund	8	%(4)(11)	—	—		—		—

(1)	For the period from the commencement of operations, September 2, 2008, to December 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.50% of average daily net assets for the years ended December 31, 2010 and 2009 and the period ended December 31, 2008, respectively). Absent this subsidy, total return would be lower.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the Portfolio’s year ended December 31, 2008.
(11)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
13

Eaton Vance
Small-Cap Fund

June 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended December 31,
	June 30, 2012					Period Ended
	(Unaudited)		2011	2010		December 31, 2009(1)

Net asset value — Beginning of period	$13.460		$14.330	$11.510		$9.820

Income (Loss) From Operations

Net investment loss(2)	$(0.029)		$(0.159)	$(0.157)		$(0.061)
Net realized and unrealized gain (loss)	0.482		(0.711)	2.977		1.751

Total income (loss) from operations	$0.453		$(0.870)	$2.820		$1.690

Less Distributions

From net realized gain	$(0.433)		$—	$—		$—

Total distributions	$(0.433)		$—	$—		$—

Net asset value — End of period	$13.480		$13.460	$14.330		$11.510

Total Return(3)	3.14	%(4)	(6.07)%	24.50%		17.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41		$37	$50		$28
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.66	%(7)	1.73%	1.75	%(8)	1.75	%(7)(8)
Net investment loss	(0.42	)%(7)	(1.12)%	(1.28)%		(1.36	)%(7)
Portfolio Turnover of the Portfolio(9)	31	%(4)	85%	96%		91	%(10)
Portfolio Turnover of the Fund	8	%(4)(11)	—	—		—

(1)	For the period from the commencement of operations, August 3, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the year ended December 31, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the Portfolio’s year ended December 31, 2009.
(11)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
14

Eaton Vance
Small-Cap Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. Prior to May 1, 2012, the Fund invested all of its investable assets in interests in Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on April 30, 2012, the Fund received its pro-rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of May 1, 2012, the Fund invests directly in securities. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to May 1, 2012, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance
Small-Cap Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to May 1, 2012, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended June 30, 2012, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $515,793 and the adviser fee paid by the Fund amounted to $242,200. For the six months ended June 30, 2012, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $151,305. EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceeded 1.50%, 2.25%, 2.25%, 1.25% and 1.75% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement was terminated on April 30, 2012. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended June 30, 2012.

16

Eaton Vance
Small-Cap Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $4,282 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,106 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $51,514 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $16,835 and $50,685 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $252,000 and $1,672,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $51 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $5,612, $16,895 and $51 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $3,000, $4,000 and $300 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2012 through April 30, 2012 aggregated $78,352,083 and $60,243,834, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from May 1, 2012 through June 30, 2012 aggregated $16,928,751 and $15,549,426, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from January 1, 2012 through April 30, 2012 were $44,973,624 and $224,606,962, respectively. Included in decreases is $210,548,909, representing the

17

Eaton Vance
Small-Cap Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

Fund’s interest in the Portfolio as of the close of business on April 30, 2012, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $186,457,629 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	259,478	1,255,860
Issued to shareholders electing to receive payments of distributions in Fund shares	81,655	—
Redemptions	(983,853)	(2,460,512)
Exchange from Class B shares	16,450	27,025

Net decrease	(626,270)	(1,177,627)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	12,046	160,702
Issued to shareholders electing to receive payments of distributions in Fund shares	7,865	—
Redemptions	(62,145)	(136,780)
Exchange to Class A shares	(16,809)	(27,429)

Net decrease	(59,043)	(3,507)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	73,670	268,858
Issued to shareholders electing to receive payments of distributions in Fund shares	22,386	—
Redemptions	(196,687)	(512,683)

Net decrease	(100,631)	(243,825)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	3,826,738	2,286,860
Issued to shareholders electing to receive payments of distributions in Fund shares	229,029	—
Redemptions	(1,099,230)	(1,503,720)

Net increase	2,956,537	783,140

18

Eaton Vance
Small-Cap Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class R	(Unaudited)	December 31, 2011

Sales	210	857
Issued to shareholders electing to receive payments of distributions in Fund shares	84	—
Redemptions	(6)	(1,546)

Net increase (decrease)	288	(689)

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,737,221

Gross unrealized appreciation	$28,796,257
Gross unrealized depreciation	(13,677,996)

Net unrealized appreciation	$15,118,261

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$192,067,321	*	$—	$—	$192,067,321
Short-Term Investments	—		1,788,161	—	1,788,161

Total Investments	$192,067,321		$1,788,161	$—	$193,855,482

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance
Small-Cap Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance
Small-Cap Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance
Small-Cap Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Approval of Investment Advisory Agreement for the Fund

As noted above, the Fund has historically been structured to invest its assets in the Portfolio. At the April 23, 2012 meeting, the Board approved a restructuring pursuant to which the Fund would withdraw its assets in kind from the Portfolio, whereupon the Portfolio would be dissolved and the Adviser would manage the Fund’s assets directly. In connection with the restructuring, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement for the Fund with the Adviser (the “Fund Advisory Agreement”) to govern the direct investment of the Fund’s assets by the Adviser. In considering such approval, the Board noted that the advisory fee rates and other terms and conditions of the Fund Advisory Agreement are substantially the same as those of the investment advisory agreement for the Portfolio. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the investment advisory agreement for the Portfolio, the Board concluded that entering into the Fund Advisory Agreement is in the interests of Fund shareholders, and the Board voted to approve such agreement.

22

Eaton Vance
Small-Cap Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance
Small-Cap Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164-8/12	SCGSRC

Eaton Vance Small-Cap Value Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Small-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance
Small-Cap Value Fund
June 30, 2012
Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA and Robert J. Milmore, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/28/2002	4.53%	-2.16%	0.27%	6.70%	—
Class A with 5.75% Maximum Sales Charge	—	-1.47	-7.79	-0.91	6.07	—
Class B at NAV	7/9/2002	4.13	-2.92	-0.48	—	6.27%
Class B with 5% Maximum Sales Charge	—	-0.87	-7.73	-0.84	—	6.27
Class C at NAV	7/3/2002	4.14	-2.87	-0.47	—	6.23
Class C with 1% Maximum Sales Charge	—	3.14	-3.83	-0.47	—	6.23
Class I at NAV	10/1/2009	4.72	-1.89	—	—	9.83

Russell 2000 Value Index	—	8.23%	-1.44%	-1.05%	6.49%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

Gross			2.05%	2.80%	2.80%	1.77%
Net			1.45	2.20	2.20	1.20
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

NETGEAR, Inc.	2.7%
JDA Software Group, Inc.	2.7
MAXIMUS, Inc.	2.6
RPM International, Inc.	2.5
AptarGroup, Inc.	2.5
Barnes Group, Inc.	2.4
Spirit Airlines, Inc.	2.4
Teleflex, Inc.	2.4
Lancaster Colony Corp.	2.3
West Pharmaceutical Services, Inc.	2.2

Total	24.7%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Small-Cap Value Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective March 19, 2012, the portfolio managers of the Fund became dual employees of Boston Management and Research and Fox Asset Management LLC and the sub-advisory agreement was terminated.

3

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,045.30	$7.37	**	1.45%
Class B	$1,000.00	$1,041.30	$11.17	**	2.20%
Class C	$1,000.00	$1,041.40	$11.17	**	2.20%
Class I	$1,000.00	$1,047.20	$6.11	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.27	**	1.45%
Class B	$1,000.00	$1,013.90	$11.02	**	2.20%
Class C	$1,000.00	$1,013.90	$11.02	**	2.20%
Class I	$1,000.00	$1,018.90	$6.02	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value

Airlines — 2.4%

Spirit Airlines, Inc.(1)	40,200	$782,292

		$782,292

Auto Components — 0.5%

Dana Holding Corp.	12,098	$154,975

		$154,975

Building Products — 1.8%

A.O. Smith Corp.	11,600	$567,124

		$567,124

Capital Markets — 1.7%

Stifel Financial Corp.(1)	17,700	$546,930

		$546,930

Chemicals — 6.3%

Calgon Carbon Corp.(1)	42,400	$602,928
Innophos Holdings, Inc.	11,400	643,644
RPM International, Inc.	29,500	802,400

		$2,048,972

Commercial Banks — 9.8%

MB Financial, Inc.	30,400	$654,816
National Penn Bancshares, Inc.	50,400	482,328
Prosperity Bancshares, Inc.	15,200	638,856
Trustmark Corp.	27,200	665,856
Umpqua Holdings Corp.	54,398	715,878

		$3,157,734

Communications Equipment — 2.7%

NETGEAR, Inc.(1)	25,700	$886,907

		$886,907

Construction & Engineering — 3.3%

EMCOR Group, Inc.	22,683	$631,041
MasTec, Inc.(1)	29,800	448,192

		$1,079,233

Containers & Packaging — 2.5%

AptarGroup, Inc.	15,600	$796,380

		$796,380

Electric Utilities — 3.5%

Cleco Corp.	13,900	$581,437
Portland General Electric Co.	20,700	551,862

		$1,133,299

Electrical Equipment — 1.7%

General Cable Corp.(1)	21,794	$565,336

		$565,336

Electronic Equipment, Instruments & Components — 1.7%

Itron, Inc.(1)	13,343	$550,265

		$550,265

Energy Equipment & Services — 2.9%

Hornbeck Offshore Services, Inc.(1)	18,000	$698,040
Oil States International, Inc.(1)	3,457	228,853

		$926,893

Food Products — 4.6%

Darling International, Inc.(1)	21,636	$356,778
J & J Snack Foods Corp.	6,791	401,348
Lancaster Colony Corp.	10,300	733,463

		$1,491,589

Health Care Equipment & Supplies — 4.6%

Teleflex, Inc.	12,800	$779,648
West Pharmaceutical Services, Inc.	14,200	716,958

		$1,496,606

Health Care Providers & Services — 3.5%

Magellan Health Services, Inc.(1)	10,300	$466,899
Owens & Minor, Inc.	21,600	661,608

		$1,128,507

Insurance — 6.8%

Aspen Insurance Holdings, Ltd.	19,400	$560,660
National Financial Partners Corp.(1)	28,057	375,964
ProAssurance Corp.	1,900	169,271
Protective Life Corp.	14,195	417,475
Tower Group, Inc.	32,656	681,531

		$2,204,901

IT Services — 2.6%

MAXIMUS, Inc.	16,100	$833,175

		$833,175

See Notes to Financial Statements.
5

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 4.4%

Barnes Group, Inc.	32,300	$784,567
Crane Co.	8,800	320,144
EnPro Industries, Inc.(1)	8,189	306,023

		$1,410,734

Media — 1.5%

Madison Square Garden Co. (The)(1)	13,000	$486,720

		$486,720

Oil, Gas & Consumable Fuels — 2.1%

Stone Energy Corp.(1)	7,016	$177,786
VAALCO Energy, Inc.(1)	58,635	506,020

		$683,806

Professional Services — 1.0%

Towers Watson & Co., Class A	5,283	$316,452

		$316,452

Real Estate Investment Trusts (REITs) — 8.4%

LaSalle Hotel Properties	24,300	$708,102
Pebblebrook Hotel Trust	17,200	400,932
PS Business Parks, Inc.	5,140	348,081
Senior Housing Properties Trust	30,100	671,832
Tanger Factory Outlet Centers	18,300	586,515

		$2,715,462

Road & Rail — 2.9%

Genesee & Wyoming, Inc., Class A(1)	6,282	$331,941
Old Dominion Freight Line, Inc.(1)	14,288	618,527

		$950,468

Semiconductors & Semiconductor Equipment — 1.4%

Omnivision Technologies, Inc.(1)	34,061	$455,055

		$455,055

Software — 2.7%

JDA Software Group, Inc.(1)	29,400	$872,886

		$872,886

Specialty Retail — 4.6%

Aeropostale, Inc.(1)	25,600	$456,448
Children’s Place Retail Stores, Inc. (The)(1)	11,500	573,045
Finish Line, Inc. (The), Class A	22,200	464,202

		$1,493,695

Textiles, Apparel & Luxury Goods — 3.3%

Hanesbrands, Inc.(1)	19,500	$540,735
Iconix Brand Group, Inc.(1)	30,800	538,076

		$1,078,811

Thrifts & Mortgage Finance — 1.6%

Washington Federal, Inc.	30,000	$506,700

		$506,700

Total Common Stocks
(identified cost $25,982,719)		$31,321,907

Short-Term Investments — 3.3%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/2/12	$1,071	$1,071,375

Total Short-Term Investments
(identified cost $1,071,375)		$1,071,375

Total Investments — 100.1%
(identified cost $27,054,094)		$32,393,282

Other Assets, Less Liabilities — (0.1)%		$(21,638)

Net Assets — 100.0%		$32,371,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
6

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $27,054,094)	$32,393,282
Dividends receivable	22,260
Receivable for Fund shares sold	13,608
Receivable from affiliates	21,093

Total assets	$32,450,243

Liabilities

Payable for Fund shares redeemed	$13,769
Payable to affiliates:
Investment adviser fee	25,501
Administration fee	3,825
Distribution and service fees	12,285
Trustees’ fees	483
Accrued expenses	22,736

Total liabilities	$78,599

Net Assets	$32,371,644

Sources of Net Assets

Paid-in capital	$25,289,864
Accumulated net realized gain	1,775,308
Accumulated net investment loss	(32,716)
Net unrealized appreciation	5,339,188

Net Assets	$32,371,644

Class A Shares

Net Assets	$20,485,479
Shares Outstanding	1,387,959
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.76
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.66

Class B Shares

Net Assets	$2,266,699
Shares Outstanding	160,493
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.12

Class C Shares

Net Assets	$8,183,382
Shares Outstanding	581,224
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.08

Class I Shares

Net Assets	$1,436,084
Shares Outstanding	96,660
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $96)	$219,350
Interest	32

Total investment income	$219,382

Expenses

Investment adviser fee	$168,342
Administration fee	25,251
Distribution and service fees
Class A	26,759
Class B	11,899
Class C	42,072
Trustees’ fees and expenses	994
Custodian fee	22,460
Transfer and dividend disbursing agent fees	34,940
Legal and accounting services	14,548
Printing and postage	9,414
Registration fees	24,157
Miscellaneous	7,675

Total expenses	$388,511

Deduct —
Allocation of expenses to affiliates	$105,860

Total expense reductions	$105,860

Net expenses	$282,651

Net investment loss	$(63,269)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,045,178

Net realized gain	$2,045,178

Change in unrealized appreciation (depreciation) —
Investments	$(456,906)

Net change in unrealized appreciation (depreciation)	$(456,906)

Net realized and unrealized gain	$1,588,272

Net increase in net assets from operations	$1,525,003

See Notes to Financial Statements.
8

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(63,269)	$(118,175)
Net realized gain from investment transactions and capital gain distributions received	2,045,178	77,639
Net change in unrealized appreciation (depreciation) from investments	(456,906)	(895,768)

Net increase (decrease) in net assets from operations	$1,525,003	$(936,304)

Distributions to shareholders —
From net realized gain
Class A	$—	$(233,487)
Class B	—	(25,460)
Class C	—	(92,299)
Class I	—	(12,912)

Total distributions to shareholders	$—	$(364,158)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,351,051	$6,456,293
Class B	114,672	904,506
Class C	498,656	2,099,812
Class I	301,529	1,533,953
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	214,163
Class B	—	22,368
Class C	—	78,574
Class I	—	10,435
Cost of shares redeemed
Class A	(4,126,192)	(9,573,663)
Class B	(166,428)	(603,329)
Class C	(1,372,654)	(2,293,168)
Class I	(248,606)	(634,224)
Net asset value of shares exchanged
Class A	154,989	503,576
Class B	(154,989)	(503,576)

Net decrease in net assets from Fund share transactions	$(3,647,972)	$(1,784,280)

Net decrease in net assets	$(2,122,969)	$(3,084,742)

Net Assets

At beginning of period	$34,494,613	$37,579,355

At end of period	$32,371,644	$34,494,613

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(32,716)	$30,553

See Notes to Financial Statements.
9

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$14.120		$14.510	$12.320		$9.910	$13.500	$14.970

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.011)		$(0.012)	$0.003	(2)	$0.027	$0.018	$(0.033)
Net realized and unrealized gain (loss)	0.651		(0.233)	2.187		2.383	(3.608)	0.430

Total income (loss) from operations	$0.640		$(0.245)	$2.190		$2.410	$(3.590)	$0.397

Less Distributions

From net realized gain	$—		$(0.145)	$—		$—	$—	$(1.802)
Tax return of capital	—		—	—		—	—	(0.065)

Total distributions	$—		$(0.145)	$—		$—	$—	$(1.867)

Net asset value — End of period	$14.760		$14.120	$14.510		$12.320	$9.910	$13.500

Total Return(3)(4)	4.53	%(5)	(1.68)%	17.78%		24.32%	(26.59)%	2.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,485		$22,099	$25,220		$18,471	$11,005	$11,131
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.45	%(7)	1.56%	1.65%		1.65%	1.65%	1.68%
Net investment income (loss)	(0.15	)%(7)	(0.09)%	0.03	%(2)	0.26%	0.15%	(0.21)%
Portfolio Turnover	23	%(5)	30%	42%		48%	76%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.17)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.39%, 0.74%, 0.62% and 0.41% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$13.560		$14.050	$12.020		$9.740	$13.370	$14.960

Income (Loss) From Operations

Net investment loss(1)	$(0.063)		$(0.117)	$(0.094	)(2)	$(0.046)	$(0.080)	$(0.152)
Net realized and unrealized gain (loss)	0.623		(0.228)	2.124		2.326	(3.550)	0.429

Total income (loss) from operations	$0.560		$(0.345)	$2.030		$2.280	$(3.630)	$0.277

Less Distributions

From net realized gain	$—		$(0.145)	$—		$—	$—	$(1.802)
Tax return of capital	—		—	—		—	—	(0.065)

Total distributions	$—		$(0.145)	$—		$—	$—	$(1.867)

Net asset value — End of period	$14.120		$13.560	$14.050		$12.020	$9.740	$13.370

Total Return(3)(4)	4.13	%(5)	(2.45)%	16.89%		23.41%	(27.15)%	1.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,267		$2,371	$2,666		$2,277	$2,122	$4,037
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.31%	2.40%		2.40%	2.40%	2.43%
Net investment loss	(0.90	)%(7)	(0.84)%	(0.74	)%(2)	(0.46)%	(0.66)%	(0.98)%
Portfolio Turnover	23	%(5)	30%	42%		48%	76%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.39%, 0.74%, 0.62% and 0.41% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$13.520		$14.000	$11.980		$9.720	$13.330	$14.910

Income (Loss) From Operations

Net investment loss(1)	$(0.063)		$(0.115)	$(0.093	)(2)	$(0.049)	$(0.075)	$(0.151)
Net realized and unrealized gain (loss)	0.623		(0.220)	2.113		2.309	(3.535)	0.438

Total income (loss) from operations	$0.560		$(0.335)	$2.020		$2.260	$(3.610)	$0.287

Less Distributions

From net realized gain	$—		$(0.145)	$—		$—	$—	$(1.802)
Tax return of capital	—		—	—		—	—	(0.065)

Total distributions	$—		$(0.145)	$—		$—	$—	$(1.867)

Net asset value — End of period	$14.080		$13.520	$14.000		$11.980	$9.720	$13.330

Total Return(3)(4)	4.14	%(5)	(2.39)%	16.86%		23.38%	(27.16)%	1.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,183		$8,702	$9,225		$8,056	$4,936	$5,690
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.31%	2.40%		2.40%	2.40%	2.43%
Net investment loss	(0.90	)%(7)	(0.83)%	(0.74	)%(2)	(0.49)%	(0.63)%	(0.97)%
Portfolio Turnover	23	%(5)	30%	42%		48%	76%	49%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.39%, 0.74%, 0.62% and 0.41% of average daily net assets for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(5)	Not annualized.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2012					Period Ended
	(Unaudited)		2011	2010		December 31, 2009(1)

Net asset value — Beginning of period	$14.190		$14.550	$12.330		$11.600

Income (Loss) From Operations

Net investment income(2)	$0.008		$0.035	$0.044	(3)	$0.008
Net realized and unrealized gain (loss)	0.662		(0.250)	2.176		0.722

Total income (loss) from operations	$0.670		$(0.215)	$2.220		$0.730

Less Distributions

From net realized gain	$—		$(0.145)	$—		$—

Total distributions	$—		$(0.145)	$—		$—

Net asset value — End of period	$14.860		$14.190	$14.550		$12.330

Total Return(4)(5)	4.72	%(6)	(1.47)%	18.00%		6.29	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,436		$1,322	$468		$103
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	1.20	%(8)	1.28%	1.40%		1.40	%(8)
Net investment income	0.10	%(8)	0.24%	0.34	%(3)	0.28	%(8)
Portfolio Turnover	23	%(6)	30%	42%		48	%(9)

(1)	For the period from the start of business, October 1, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends which amounted to $0.033 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.09%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2012, the years ended December 31, 2011 and 2010 and the period ended December 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the year ended December 31, 2009.

See Notes to Financial Statements.
13

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund had a net capital loss of $229,323 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to March 19, 2012, BMR delegated the investment management of the Fund to Fox Asset Management LLC (Fox), an affiliate of EVM, and paid Fox a portion of its advisory fee for sub-advisory services provided to the Fund. Effective March 19, 2012, the portfolio managers of the Fund became dual employees of BMR and Fox and the sub-advisory agreement was terminated. For the six months ended June 30, 2012, the investment adviser fee amounted to $168,342 or 1.00% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2012, the administration fee amounted to $25,251. BMR and EVM (and Fox prior to March 19, 2012) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45%, 2.20%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2013. Pursuant to this agreement, BMR, EVM and Fox were allocated $105,860 in total of the Fund’s operating expenses for the six months ended June 30, 2012. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $2,441 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,778 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $26,759 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and

15

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $8,924 and $31,554 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $38,000 and $850,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $2,975 and $10,518 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $100, $1,000 and $200 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,486,124 and $12,002,030, respectively, for the six months ended June 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	91,623	452,476
Issued to shareholders electing to receive payments of distributions in Fund shares	—	15,211
Redemptions	(279,532)	(675,283)
Exchange from Class B shares	10,391	34,824

Net decrease	(177,518)	(172,772)

16

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	8,146	63,722
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,654
Redemptions	(11,672)	(44,255)
Exchange to Class A shares	(10,836)	(36,105)

Net decrease	(14,362)	(14,984)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	35,179	149,726
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,824
Redemptions	(97,762)	(170,559)

Net decrease	(62,583)	(15,009)

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	20,183	104,507
Issued to shareholders electing to receive payments of distributions in Fund shares	—	739
Redemptions	(16,701)	(44,240)

Net increase	3,482	61,006

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,064,088

Gross unrealized appreciation	$5,930,956
Gross unrealized depreciation	(601,762)

Net unrealized appreciation	$5,329,194

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

17

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$31,321,907	*	$—	$—	$31,321,907
Short-Term Investments	—		1,071,375	—	1,071,375

Total Investments	$31,321,907		$1,071,375	$—	$32,393,282

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Value Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

20

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

21

Eaton Vance
Small-Cap Value Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Small-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Value Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance
Small-Cap Value Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1303-8/12	SCVSRC

Eaton Vance Special Equities Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Special Equities Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	19
Officers and Trustees	22
Important Notices	23

Eaton Vance
Special Equities Fund
June 30, 2012

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception

Class A at NAV	4/22/1968	2.75%	–8.26%	–0.63%	5.49%	—
Class A with 5.75% Maximum Sales Charge	—	–3.15	–13.52	–1.80	4.87	—
Class B at NAV	8/22/1994	2.41	–8.87	–1.35	4.71	—
Class B with 5% Maximum Sales Charge	—	–2.59	–13.43	–1.75	4.71	—
Class C at NAV	11/17/1994	2.34	–8.93	–1.35	4.70	—
Class C with 1% Maximum Sales Charge	—	1.34	–9.84	–1.35	4.70	—
Class I at NAV	7/29/2011	2.88	—	—	—	–3.62%

Russell 2500 Index	—	8.31%	–2.29%	1.18%	8.00%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.40%	2.15%	2.15%	1.15%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

GNC Holdings, Inc., Class A	3.1%
Church & Dwight Co., Inc.	2.9
Teradata Corp.	2.8
Perrigo Co.	2.8
Quanta Services, Inc.	2.8
VeriSign, Inc.	2.6
AMETEK, Inc.	2.6
First Republic Bank	2.5
Affiliated Managers Group, Inc.	2.3
Trimble Navigation, Ltd.	2.3

Total	26.7%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Special Equities Fund
June 30, 2012

Endnotes and Additional Disclosures

[1]	Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Special Equities Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
Class A	$1,000.00	$1,027.50	$7.51	1.49%
Class B	$1,000.00	$1,024.10	$11.27	2.24%
Class C	$1,000.00	$1,023.40	$11.27	2.24%
Class I	$1,000.00	$1,028.80	$6.25	1.24%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.47	1.49%
Class B	$1,000.00	$1,013.70	$11.22	2.24%
Class C	$1,000.00	$1,013.70	$11.22	2.24%
Class I	$1,000.00	$1,018.70	$6.22	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was making investments directly in the Portfolio.

4

Eaton Vance
Special Equities Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value

Aerospace & Defense — 1.8%

Aerovironment, Inc.(1)	36,410	$957,947

		$957,947

Building Products — 1.8%

Armstrong World Industries, Inc.	18,940	$931,090

		$931,090

Capital Markets — 4.2%

Affiliated Managers Group, Inc.(1)	11,390	$1,246,635
Lazard, Ltd., Class A	38,520	1,001,135

		$2,247,770

Chemicals — 1.6%

FMC Corp.	15,700	$839,636

		$839,636

Commercial Banks — 5.6%

Cullen/Frost Bankers, Inc.	14,780	$849,703
First Republic Bank(1)	38,890	1,306,704
Signature Bank(1)	13,160	802,365

		$2,958,772

Communications Equipment — 3.1%

Acme Packet, Inc.(1)	32,870	$613,025
Riverbed Technology, Inc.(1)	22,310	360,307
Sycamore Networks, Inc.(1)	46,330	672,712

		$1,646,044

Construction & Engineering — 2.8%

Quanta Services, Inc.(1)	61,820	$1,488,007

		$1,488,007

Containers & Packaging — 1.8%

AptarGroup, Inc.	18,840	$961,782

		$961,782

Electrical Equipment — 2.6%

AMETEK, Inc.	27,830	$1,388,995

		$1,388,995

Electronic Equipment, Instruments & Components — 7.0%

Elster Group SE ADR(1)	40,060	$813,218
FLIR Systems, Inc.	40,650	792,675
National Instruments Corp.	34,150	917,269
Trimble Navigation, Ltd.(1)	26,330	1,211,443

		$3,734,605

Energy Equipment & Services — 4.3%

Dresser-Rand Group, Inc.(1)	8,740	$389,280
Hornbeck Offshore Services, Inc.(1)	23,520	912,105
Rowan Cos., PLC(1)	30,490	985,742

		$2,287,127

Food Products — 3.2%

Flowers Foods, Inc.	34,280	$796,325
Ingredion, Inc.	18,010	891,855

		$1,688,180

Health Care Providers & Services — 3.5%

Centene Corp.(1)	25,370	$765,159
MEDNAX, Inc.(1)	15,940	1,092,528

		$1,857,687

Household Products — 2.9%

Church & Dwight Co., Inc.	27,508	$1,525,869

		$1,525,869

Insurance — 3.8%

HCC Insurance Holdings, Inc.	32,740	$1,028,036
WR Berkley Corp.	26,040	1,013,477

		$2,041,513

Internet Software & Services — 2.6%

VeriSign, Inc.(1)	32,070	$1,397,290

		$1,397,290

IT Services — 4.4%

Teradata Corp.(1)	20,940	$1,507,889
VeriFone Systems, Inc.(1)	24,300	804,087

		$2,311,976

See Notes to Financial Statements.
5

Eaton Vance
Special Equities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 1.7%

Bruker Corp.(1)	68,140	$906,943

		$906,943

Machinery — 3.1%

Colfax Corp.(1)	28,070	$773,890
Pall Corp.	15,520	850,651

		$1,624,541

Marine — 1.7%

Kirby Corp.(1)	19,280	$907,702

		$907,702

Metals & Mining — 1.2%

Molycorp, Inc.(1)	30,630	$660,077

		$660,077

Oil, Gas & Consumable Fuels — 2.6%

Goodrich Petroleum Corp.(1)	35,470	$491,614
Kodiak Oil & Gas Corp.(1)	106,590	875,104

		$1,366,718

Pharmaceuticals — 5.0%

Perrigo Co.	12,740	$1,502,428
Questcor Pharmaceuticals, Inc.(1)	22,030	1,172,877

		$2,675,305

Professional Services — 2.2%

FTI Consulting, Inc.(1)	26,150	$751,812
Nielsen Holdings NV(1)	14,980	392,776

		$1,144,588

Real Estate Investment Trusts (REITs) — 3.3%

Essex Property Trust, Inc.	6,050	$931,216
Mid-America Apartment Communities, Inc.	11,820	806,597

		$1,737,813

Real Estate Management & Development — 1.4%

Jones Lang LaSalle, Inc.	10,910	$767,737

		$767,737

Road & Rail — 1.8%

Kansas City Southern	13,900	$966,884

		$966,884

Semiconductors & Semiconductor Equipment — 4.0%

Cirrus Logic, Inc.(1)	40,050	$1,196,694
Cypress Semiconductor Corp.(1)	70,690	934,522

		$2,131,216

Specialty Retail — 9.9%

Advance Auto Parts, Inc.	11,550	$787,941
GNC Holdings, Inc., Class A	41,750	1,636,600
Sally Beauty Holdings, Inc.(1)	39,930	1,027,798
Select Comfort Corp.(1)	37,190	778,015
Signet Jewelers, Ltd.	22,810	1,003,868

		$5,234,222

Total Common Stocks
(identified cost $42,911,627)		$50,388,036

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$1,153	$1,152,807

Total Short-Term Investments
(identified cost $1,152,807)		$1,152,807

Total Investments — 97.1%
(identified cost $44,064,434)		$51,540,843

Other Assets, Less Liabilities — 2.9%		$1,529,842

Net Assets — 100.0%		$53,070,685

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.
6

Eaton Vance
Special Equities Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $42,911,627)	$50,388,036
Affiliated investment, at value (identified cost, $1,152,807)	1,152,807
Dividends receivable	30,268
Interest receivable from affiliated investment	138
Receivable for investments sold	1,925,685
Receivable for Fund shares sold	11,874

Total assets	$53,508,808

Liabilities

Payable for investments purchased	$272,364
Payable for Fund shares redeemed	80,267
Payable to affiliates:
Investment adviser fee	26,959
Distribution and service fees	11,330
Trustees’ fees	725
Accrued expenses	46,478

Total liabilities	$438,123

Net Assets	$53,070,685

Sources of Net Assets

Paid-in capital	$63,684,693
Accumulated net realized loss	(18,009,219)
Accumulated net investment loss	(81,198)
Net unrealized appreciation	7,476,409

Total	$53,070,685

Class A Shares

Net Assets	$37,690,931
Shares Outstanding	2,405,894
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.63

Class B Shares

Net Assets	$1,088,242
Shares Outstanding	73,045
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.90

Class C Shares

Net Assets	$3,506,641
Shares Outstanding	235,499
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.89

Class I Shares

Net Assets	$10,784,871
Shares Outstanding	686,495
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Special Equities Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends	$80,546
Dividends allocated from Portfolio (net of foreign taxes, $2,187)	252,015
Interest allocated from Portfolio	422
Interest allocated from affiliated investment	464
Expenses allocated from Portfolio	(142,786)
Expenses allocated from affiliated investment	(73)

Total investment income	$190,588

Expenses

Investment adviser fee	$55,203
Distribution and service fees
Class A	50,379
Class B	6,441
Class C	20,007
Trustees’ fees and expenses	850
Custodian fee	13,279
Transfer and dividend disbursing agent fees	48,726
Legal and accounting services	26,583
Printing and postage	11,498
Registration fees	27,511
Miscellaneous	11,682

Total expenses	$272,159

Net investment loss	$(81,571)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(477,826)
Investment transactions allocated from Portfolio	4,012,591
Investment transactions allocated from affiliated investment	7
Foreign currency transactions allocated from Portfolio	159

Net realized gain	$3,534,931

Change in unrealized appreciation (depreciation) —
Investments	$(2,571,939)
Investments allocated from Portfolio	1,042,128

Net change in unrealized appreciation (depreciation)	$(1,529,811)

Net realized and unrealized gain	$2,005,120

Net increase in net assets from operations	$1,923,549

See Notes to Financial Statements.
8

Eaton Vance
Special Equities Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(81,571)	$(497,078)
Net realized gain from investment and foreign currency transactions	3,534,931	7,991,519
Net change in unrealized appreciation (depreciation) from investments	(1,529,811)	(10,067,857)

Net increase (decrease) in net assets from operations	$1,923,549	$(2,573,416)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,593,071	$10,129,719
Class B	11,979	816,063
Class C	101,736	1,515,767
Class I	7,214,388	8,766,738
Cost of shares redeemed
Class A	(8,428,251)	(33,725,339)
Class B	(391,554)	(592,917)
Class C	(880,716)	(4,480,503)
Class I	(5,822,027)	(270,386)
Net asset value of shares exchanged
Class A	58,527	222,226
Class B	(58,527)	(222,226)

Net decrease in net assets from Fund share transactions	$(3,601,374)	$(17,840,858)

Net decrease in net assets	$(1,677,825)	$(20,414,274)

Net Assets

At beginning of period	$54,748,510	$75,162,784

At end of period	$53,070,685	$54,748,510

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(81,198)	$373

See Notes to Financial Statements.
9

Eaton Vance
Special Equities Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$15.250		$15.940		$12.860		$9.520	$16.420	$13.440

Income (Loss) From Operations

Net investment loss(1)	$(0.021)		$(0.106	)(2)	$(0.013	)(3)	$(0.091)	$(0.114)	$(0.126)
Net realized and unrealized gain (loss)	0.441		(0.584)		3.093		3.431	(6.786)	3.106

Total income (loss) from operations	$0.420		$(0.690)		$3.080		$3.340	$(6.900)	$2.980

Net asset value — End of period	$15.670		$15.250		$15.940		$12.860	$9.520	$16.420

Total Return(4)	2.75	%(5)	(4.33)%		23.95%		35.08%	(42.02)%	22.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,691		$40,087		$66,278		$58,962	$52,978	$54,931
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.49	%(8)	1.40%		1.39%		1.57%	1.43%	1.39%
Net investment loss	(0.26	)%(8)	(0.65	)%(2)	(0.09	)%(3)	(0.87)%	(0.80)%	(0.82)%
Portfolio Turnover of the Portfolio(9)	26	%(5)	84%		78%		77%	95%	72%
Portfolio Turnover of the Fund	8	%(5)(10)	—		—		—	—	—

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.023 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.80)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.24)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
10

Eaton Vance
Special Equities Fund

June 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$14.550		$15.330		$12.450		$9.280	$16.140	$13.310

Income (Loss) From Operations

Net investment loss(1)	$(0.078)		$(0.215	)(2)	$(0.120	)(3)	$(0.164)	$(0.224)	$(0.239)
Net realized and unrealized gain (loss)	0.428		(0.565)		3.000		3.334	(6.636)	3.069

Total income (loss) from operations	$0.350		$(0.780)		$2.880		$3.170	$(6.860)	$2.830

Net asset value — End of period	$14.900		$14.550		$15.330		$12.450	$9.280	$16.140

Total Return(4)	2.41	%(5)	(5.09)%		23.13%		34.16%	(42.50)%	21.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,088		$1,474		$1,584		$1,407	$1,452	$2,362
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.24	%(8)	2.15%		2.14%		2.32%	2.18%	2.14%
Net investment loss	(1.03	)%(8)	(1.40	)%(2)	(0.90	)%(3)	(1.62)%	(1.59)%	(1.57)%
Portfolio Turnover of the Portfolio(9)	26	%(5)	84%		78%		77%	95%	72%
Portfolio Turnover of the Fund	8	%(5)(10)	—		—		—	—	—

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.53)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.05)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
11

Eaton Vance
Special Equities Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$14.550		$15.320		$12.450		$9.290	$16.130	$13.310

Income (Loss) From Operations

Net investment loss(1)	$(0.077)		$(0.219	)(2)	$(0.111	)(3)	$(0.165)	$(0.205)	$(0.238)
Net realized and unrealized gain (loss)	0.417		(0.551)		2.981		3.325	(6.635)	3.058

Total income (loss) from operations	$0.340		$(0.770)		$2.870		$3.160	$(6.840)	$2.820

Net asset value — End of period	$14.890		$14.550		$15.320		$12.450	$9.290	$16.130

Total Return(4)	2.34	%(5)	(5.03)%		23.05%		34.02%	(42.41)%	21.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,507		$4,146		$7,300		$6,930	$5,961	$3,739
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.24	%(8)	2.15%		2.14%		2.32%	2.18%	2.14%
Net investment loss	(1.02	)%(8)	(1.41	)%(2)	(0.84	)%(3)	(1.62)%	(1.52)%	(1.56)%
Portfolio Turnover of the Portfolio(9)	26	%(5)	84%		78%		77%	95%	72%
Portfolio Turnover of the Fund	8	%(5)(10)	—		—		—	—	—

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.55)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.99)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(10)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
12

Eaton Vance
Special Equities Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011(1)

Net asset value — Beginning of period	$15.270		$16.300

Income (Loss) From Operations

Net investment loss(2)	$(0.005)		$(0.021)
Net realized and unrealized gain (loss)	0.445		(1.009)

Total income (loss) from operations	$0.440		$(1.030)

Net asset value — End of period	$15.710		$15.270

Total Return(3)	2.88	%(4)	(6.32	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,785		$9,042
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.24	%(7)	1.15	%(7)
Net investment loss	(0.06	)%(7)	(0.32	)%(7)
Portfolio Turnover of the Portfolio(8)	26	%(4)	84	%(9)
Portfolio Turnover of the Fund	8	%(4)(10)	—

(1)	For the period from the commencement of operations, July 29, 2011, to December 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was making investments directly in the Portfolio.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in the Portfolio.
(9)	For the Portfolio’s year ended December 31, 2011.
(10)	For the period from May 1, 2012 through June 30, 2012 when the Fund was making investments directly in securities.

See Notes to Financial Statements.
13

Eaton Vance
Special Equities Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. Prior to May 1, 2012, the Fund invested all of its investable assets in interests in Special Equities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on April 30, 2012, the Fund received its pro-rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of May 1, 2012, the Fund invests directly in securities. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to May 1, 2012, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance
Special Equities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $19,481,234 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

Additionally, at December 31, 2011, the Fund had a net capital loss of $2,060,359 attributable to security transactions incurred after October 31, 2011. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. Prior to May 1, 2012, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. For the six months ended June 30, 2012, the Fund’s allocated portion of

15

Eaton Vance
Special Equities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

the adviser fee paid by the Portfolio totaled $117,096 and the adviser fee paid by the Fund amounted to $55,203. For the six months ended June 30, 2012, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.625% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $5,175 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $319 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2012 amounted to $50,379 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $4,831 and $15,005 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $378,000 and $2,189,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $1,610 and $5,002 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2012, the Fund was informed that EVD received approximately $2,500 and $40 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs were paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from January 1, 2012 through April 30, 2012 aggregated $14,911,529 and $21,631,120, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from May 1, 2012 through June 30, 2012 aggregated $3,928,601 and $5,047,862 respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from

16

Eaton Vance
Special Equities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

January 1, 2012 through April 30, 2012 were $3,004,540 and $62,670,392, respectively. Included in decreases is $57,129,300, representing the Fund’s interest in the Portfolio as of the close of business on April 30, 2012, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $47,080,952 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	278,453	619,388
Redemptions	(505,474)	(2,160,776)
Exchange from Class B shares	3,558	14,038

Net decrease	(223,463)	(1,527,350)

	Six Months Ended
	June 30, 2012	Year Ended
Class B	(Unaudited)	December 31, 2011

Sales	806	51,596
Redemptions	(25,288)	(39,056)
Exchange to Class A shares	(3,734)	(14,655)

Net decrease	(28,216)	(2,115)

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	6,583	95,537
Redemptions	(56,106)	(286,892)

Net decrease	(49,523)	(191,355)

	Six Months Ended
	June 30, 2012	Period Ended
Class I	(Unaudited)	December 31, 2011(1)

Sales	440,387	609,973
Redemptions	(346,139)	(17,726)

Net increase	94,248	592,247

(1)	For the period from the commencement of operations, July 29, 2011, to December 31, 2011.

17

Eaton Vance
Special Equities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,142,811

Gross unrealized appreciation	$9,939,587
Gross unrealized depreciation	(2,541,555)

Net unrealized appreciation	$7,398,032

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$50,388,036	*	$—	$—	$50,388,036
Short-Term Investments	—		1,152,807	—	1,152,807

Total Investments	$50,388,036		$1,152,807	$—	$51,540,843

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance
Special Equities Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance
Special Equities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Special Equities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Special Equities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

20

Eaton Vance
Special Equities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, and in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Approval of Investment Advisory Agreement for the Fund

As noted above, the Fund has historically been structured to invest its assets in the Portfolio. At the April 23, 2012 meeting, the Board approved a restructuring pursuant to which the Fund would withdraw its assets in kind from the Portfolio, whereupon the Portfolio would be dissolved and the Adviser would manage the Fund’s assets directly. In connection with the restructuring, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement for the Fund with the Adviser (the “Fund Advisory Agreement”) to govern the direct investment of the Fund’s assets by the Adviser. In considering such approval, the Board noted that the advisory fee rates and other terms and conditions of the Fund Advisory Agreement are substantially the same as those of the investment advisory agreement for the Portfolio. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the investment advisory agreement for the Portfolio, the Board concluded that entering into the Fund Advisory Agreement is in the interests of Fund shareholders, and the Board voted to approve such agreement.

21

Eaton Vance
Special Equities Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance
Special Equities Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172-8/12	SESRC

Eaton Vance Parametric Option Absolute Return Strategy Fund Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2012
Eaton Vance
Parametric Option Absolute Return Strategy Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	21
Officers and Trustees	24
Important Notices	25

Eaton Vance
Parametric Option Absolute Return Strategy Fund
June 30, 2012
Portfolio Managers Ken Everding, Ph.D. and Jonathan Orseck, each of Parametric Risk Advisors LLC; Thomas H. Luster, CFA and Maria Cappellano
Performance1,2

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	9/30/2010	3.27%	2.28%	4.42%
Class A with 4.75% Maximum Sales Charge	—	-1.65	-2.54	1.55
Class C at NAV	9/30/2010	2.81	1.43	3.64
Class C with 1% Maximum Sales Charge	—	1.81	0.43	3.64
Class I at NAV	9/30/2010	3.35	2.47	4.64

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	9/30/2010	0.04%	0.05%	0.10%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I

Gross		1.80%	2.55%	1.55%
Net		1.55	2.30	1.30
Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Option Absolute Return Strategy Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without the reimbursement, performance would have been lower.

Fund profile subject to change due to active management.

3

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)		Ratio

Actual
Class A	$1,000.00	$1,032.70	$7.83	**	1.55%
Class C	$1,000.00	$1,028.10	$11.60	**	2.30%
Class I	$1,000.00	$1,033.50	$6.57	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.20	$7.77	**	1.55%
Class C	$1,000.00	$1,013.40	$11.51	**	2.30%
Class I	$1,000.00	$1,018.40	$6.52	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 46.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 1.6%

Archer Daniels Midland Co., 0.627%, 8/13/12(1)	$400	$400,253
Philip Morris International, Inc., 4.875%, 5/16/13	300	311,202

		$711,455

Banks — 19.2%

American Express Co., 4.875%, 7/15/13	$175	$182,034
American Express Co., MTN, 1.943%, 6/19/13(1)	100	101,184
Bank of America Corp., 0.968%, 9/11/12(1)	315	314,987
Bank of America Corp., MTN, 1.886%, 1/30/14(1)	250	247,504
Bank of Montreal, 2.125%, 6/28/13	250	254,154
Bank of Montreal, MTN, 0.936%, 4/29/14(1)	250	250,961
BB&T Corp., 4.75%, 10/1/12	200	201,935
BB&T Corp., MTN, 3.375%, 9/25/13	150	154,360
BlackRock, Inc., 0.767%, 5/24/13(1)	200	200,725
Citigroup, Inc., 0.593%, 3/7/14(1)	250	242,556
Citigroup, Inc., 2.467%, 8/13/13(1)	250	251,819
Citigroup, Inc., 5.30%, 10/17/12	250	253,137
Credit Suisse USA, Inc., 0.708%, 4/12/13(1)	270	269,640
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	201,390
Fifth Third Bank, 0.576%, 5/17/13(1)	400	398,642
Goldman Sachs Group, Inc., 1.061%, 9/29/14(1)	255	245,026
Goldman Sachs Group, Inc., 1.466%, 2/7/14(1)	125	123,564
Goldman Sachs Group, Inc., 5.45%, 11/1/12	100	101,459
HSBC Finance Corp., 0.717%, 1/15/14(1)	260	257,226
JPMorgan Chase & Co, 1.211%, 9/30/13(1)	275	276,083
JPMorgan Chase & Co, 5.75%, 1/2/13	250	256,364
JPMorgan Chase & Co, MTN, 1.266%, 1/24/14(1)	200	200,611
Merrill Lynch & Co., Inc., MTN, 6.05%, 8/15/12	225	226,244
Morgan Stanley, 1.446%, 4/29/13(1)	325	320,564
Morgan Stanley, 5.25%, 11/2/12	250	253,190
Morgan Stanley, MTN, 0.769%, 1/9/14(1)	225	214,066
National Australia Bank, 2.50%, 1/8/13(2)	250	252,445
PNC Funding Corp., 0.666%, 1/31/14(1)	175	174,230
Royal Bank of Canada, 0.766%, 4/17/14(1)	250	250,799
Royal Bank of Canada, 1.125%, 1/15/14	250	251,855
Royal Bank of Canada, 2.25%, 3/15/13	250	252,591
State Street Corp., 0.668%, 12/8/15(1)	200	196,090
State Street Corp., 0.818%, 3/7/14(1)	150	150,635
Toronto Dominion Bank, MTN, 0.646%, 7/26/13(1)	400	400,962
US Bank NA, 0.747%, 10/14/14(1)	125	124,510
US Bank NA, MTN, 1.375%, 9/13/13	150	151,328
Wachovia Corp., MTN, 5.50%, 5/1/13	200	207,858
Wells Fargo & Co., 5.25%, 10/23/12	54	54,780

		$8,467,508

Beverages — 4.0%

Anheuser Busch Cos., Inc., 2.50%, 3/26/13	$350	$354,966
Anheuser-Busch Co., Inc., 0.827%, 7/14/14	55	55,341
Bottling Group, LLC, 4.625%, 11/15/12	195	197,871
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	350,987
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	360	361,638
Pepsico, Inc., 0.80%, 8/25/14	175	175,757
Pepsico, Inc., 0.875%, 10/25/13	250	250,678

		$1,747,238

Building Materials — 0.8%

Lowes Cos., Inc., 5.60%, 9/15/12	$350	$353,228

		$353,228

Business Equipment and Services — 0.7%

eBay, Inc., 0.875%, 10/15/13	$300	$301,868

		$301,868

Computers — 2.2%

Hewlett Packard Co., 0.593%, 9/13/12(1)	$41	$41,020
Hewlett Packard Co., 0.867%, 5/30/14(1)	250	247,945
Hewlett-Packard Co., 6.50%, 7/1/12	150	150,000
IBM Corp., 0.55%, 2/6/15	400	397,710
IBM Corp., 4.75%, 11/29/12	125	127,326

		$964,001

Diversified Manufacturing — 1.8%

Procter & Gamble Co., 0.386%, 2/6/14(1)	$350	$350,446
Procter & Gamble Co., 0.507%, 11/14/12(1)	450	450,621

		$801,067

Drugs — 2.5%

Abbott Laboratories, 5.15%, 11/30/12	$400	$407,496
Johnson & Johnson, 0.557%, 5/15/14(1)	580	583,195
Merck & Co., Inc., 4.375%, 2/15/13	100	102,438

		$1,093,129

See Notes to Financial Statements.
5

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Energy — 0.5%

Praxair, Inc., 1.75%, 11/15/12	$200	$200,931

		$200,931

Financial Services — 5.4%

Caterpillar Financial Services Corp., 0.758%, 4/1/14(1)	$200	$200,797
Caterpillar Financial Services Corp., MTN, 0.627%, 2/22/13(1)	150	150,384
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	267,323
General Electric Capital Corp., MTN, 0.618%, 9/15/14(1)	205	202,404
General Electric Capital Corp., MTN, 1.468%, 9/23/13(1)	250	251,752
General Electric Capital Corp., MTN, 1.875%, 9/16/13	250	252,697
Household Financial Corp., 6.375%, 11/27/12	200	204,252
John Deere Capital Corp., MTN, 1.875%, 6/17/13	104	105,406
John Deere Capital Corp., MTN, 4.50%, 4/3/13	150	154,574
Volkswagen International Financial N.V., 1.078%, 4/1/14(1)(2)	350	349,457
Western Union Co., 1.048%, 3/7/13(1)	250	251,097

		$2,390,143

Insurance — 3.3%

Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	$300	$314,608
MetLife, Inc., 1.716%, 8/6/13(1)	325	328,254
Prudential Financial, Inc., 3.625%, 9/17/12	300	301,748
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	100	101,000
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	155,275
UnitedHealth Group, Inc., 5.50%, 11/15/12	250	254,486

		$1,455,371

Multimedia — 0.6%

Walt Disney Co. (The), 0.875%, 12/1/14	$250	$251,723

		$251,723

Real Estate Investment Trusts (REITs) — 0.3%

Boston Properties, L.P., 6.25%, 1/15/13	$150	$154,030

		$154,030

Retail – Specialty and Apparel — 0.7%

Target Corp., 5.125%, 1/15/13	$300	$307,440

		$307,440

Transportation — 0.8%

United Parcel Service, Inc., 4.50%, 1/15/13	$350	$357,772

		$357,772

Utilities — 1.7%

Alabama Power Co., 5.80%, 11/15/13	$114	$121,900
Duke Energy Co., 5.625%, 11/30/12	205	209,162
Georgia Power Co., 0.788%, 3/15/13(1)	153	153,181
Virginia Electric & Power Co., 4.75%, 3/1/13	250	256,947

		$741,190

Total Corporate Bonds & Notes
(identified cost $20,276,964)		$20,298,094

Commercial Mortgage-Backed Securities — 5.5%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	$53	$52,849
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	328	332,843
GCCFC, Series 2002-C1, Class A4, 4.948%, 1/11/35	91	91,336
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	16	16,139
GECMC, Series 2002-3A, Class A2, 4.996%, 12/10/37	129	129,203
GMACC, Series 2002-C3, Class A2, 4.93%, 7/10/39	68	68,105
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	66	67,408
JPMCC, Series 2002-C1, Class A3, 5.376%, 7/12/37	21	20,697
JPMCC, Series 2002-C3, Class A2, 4.994%, 7/12/35	123	123,700
JPMCC, Series 2002-CIB5, Class A2, 5.161%, 10/12/37	90	90,975
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	83	84,913
LB-UBS, Series 2002-C4, Class A5, 4.853%, 9/15/31	65	64,705
LB-UBS, Series 2003-C1, Class A4, 4.394%, 3/15/32	300	304,903
LB-UBS, Series 2003-C7, Class A4, 4.931%, 9/15/35	350	362,701
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	216	219,464
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	109	112,572
NASC, Series 1998-D6, Class A3, 7.542%, 3/15/30	250	258,882

Total Commercial Mortgage-Backed Securities
(identified cost $2,405,543)		$2,401,395

Collateralized Mortgage Obligations — 3.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	$449	464,241

See Notes to Financial Statements.
6

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association, Series 2003-129, Class PW, 4.50%, 7/25/33	$58	$58,646
Federal National Mortgage Association, Series 2004-81, Class KD, 4.50%, 7/25/18	322	328,592
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	158	164,926
Federal National Mortgage Association, Series 2003-59, Class VA, 5.50%, 7/25/14	270	275,708
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	215	218,468

Total Collateralized Mortgage Obligations
(identified cost $1,526,934)		$1,510,581

Asset-Backed Securities — 1.9%

	Principal
	Amount
Security	(000’s omitted)	Value

AMCAR, Series 2012-1, Class A1, 0.447%, 2/8/13	$95	$94,697
AMCAR, Series 2012-3, Class A1, 0.361%, 7/8/13	250	249,975
HAROT, Series 2011-3, Class A2, 0.67%, 4/21/14	350	350,310
HAROT, Series 2012-1, Class A1, 0.413%, 3/15/13	132	131,671

Total Asset-Backed Securities
(identified cost $826,187)		$826,653

U.S. Government Agency Obligations — 38.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank, 0.206%, 2/21/13(1)	$1,000	$1,000,768
Federal Farm Credit Bank, 0.30%, 7/29/13(1)	1,000	1,001,267
Federal Home Loan Bank, 0.28%, 6/10/13	1,000	1,000,126
Federal Home Loan Bank, 0.30%, 6/10/13	1,000	999,899
Federal Home Loan Mortgage Corp., 0.34%, 1/10/13(1)	5,310	5,314,880
Federal Home Loan Mortgage Corp., 5.50%, 12/15/33	127	131,918
Federal National Mortgage Association, 0.36%, 1/27/15(1)	5,000	5,003,690
Federal National Mortgage Association, 0.40%, 2/1/13(1)	2,490	2,493,640

Total U.S. Government Agency Obligations
(identified cost $16,942,845)		$16,946,188

U.S. Treasury Obligations — 3.4%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Note, 0.50%, 11/15/13	$1,500	$1,504,570

Total U.S. Treasury Obligations
(identified cost $1,504,724)		$1,504,570

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	57	$1,425	7/6/12	$713
S&P 500 Index	57	1,445	7/13/12	1,282
S&P 500 Index	57	1,430	7/21/12	5,130
S&P 500 Index	57	1,455	7/27/12	3,847
S&P 500 Index FLEX	62	1,400	7/3/12	789
S&P 500 Index FLEX	57	1,425	7/5/12	83
S&P 500 Index FLEX	57	1,445	7/11/12	284
S&P 500 Index FLEX	57	1,435	7/12/12	869
S&P 500 Index FLEX	57	1,460	7/17/12	538
S&P 500 Index FLEX	57	1,445	7/19/12	1,866
S&P 500 Index FLEX	57	1,425	7/24/12	9,909
S&P 500 Index FLEX	57	1,440	7/25/12	5,063

Total Call Options Purchased
(identified cost $37,356)				$30,373

Put Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	57	$1,160	7/6/12	$142
S&P 500 Index	57	1,175	7/13/12	1,852
S&P 500 Index	57	1,185	7/21/12	3,277
S&P 500 Index	57	1,210	7/27/12	7,695
S&P 500 Index FLEX	62	1,130	7/3/12	0
S&P 500 Index FLEX	57	1,150	7/5/12	0
S&P 500 Index FLEX	57	1,180	7/11/12	154
S&P 500 Index FLEX	57	1,155	7/12/12	85
S&P 500 Index FLEX	57	1,220	7/17/12	3,219
S&P 500 Index FLEX	57	1,205	7/19/12	3,011
S&P 500 Index FLEX	57	1,175	7/24/12	2,992
S&P 500 Index FLEX	57	1,185	7/25/12	4,265

Total Put Options Purchased
(identified cost $195,321)				$26,692

See Notes to Financial Statements.
7

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Certificates of Deposit — 1.0%

	Principal
	Amount
Description	(000’s omitted)	Value

Bank of Nova Scotia, 0.766%, 10/18/12(1)	$450	$450,366

Total Certificates of Deposit
(identified cost $450,110)		$450,366

Short-Term Investments — 2.2%

Other — 2.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$949	$949,301

Total Short-Term Investments
(identified cost $949,301)		$949,301

Total Investments — 102.2%
(identified cost $45,115,285)		$44,944,213

Call Options Written — (2.0)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	57	$1,360	7/6/12	$(68,115)
S&P 500 Index	57	1,380	7/13/12	(39,330)
S&P 500 Index	57	1,365	7/21/12	(100,890)
S&P 500 Index	57	1,390	7/27/12	(51,015)
S&P 500 Index FLEX	62	1,340	7/3/12	(149,262)
S&P 500 Index FLEX	57	1,360	7/5/12	(61,888)
S&P 500 Index FLEX	57	1,380	7/11/12	(36,906)
S&P 500 Index FLEX	57	1,370	7/12/12	(62,622)
S&P 500 Index FLEX	57	1,395	7/17/12	(27,306)
S&P 500 Index FLEX	57	1,380	7/19/12	(58,966)
S&P 500 Index FLEX	57	1,360	7/24/12	(128,396)
S&P 500 Index FLEX	57	1,375	7/25/12	(85,702)

Total Call Options Written
(premiums received $514,483)				$(870,398)

Put Options Written — (0.2)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	57	$1,225	7/6/12	$(713)
S&P 500 Index	57	1,240	7/13/12	(2,850)
S&P 500 Index	57	1,250	7/21/12	(8,835)
S&P 500 Index	57	1,275	7/27/12	(24,225)
S&P 500 Index FLEX	62	1,190	7/3/12	0
S&P 500 Index FLEX	57	1,215	7/5/12	(16)
S&P 500 Index FLEX	57	1,245	7/11/12	(1,901)
S&P 500 Index FLEX	57	1,220	7/12/12	(1,060)
S&P 500 Index FLEX	57	1,285	7/17/12	(16,541)
S&P 500 Index FLEX	57	1,270	7/19/12	(14,231)
S&P 500 Index FLEX	57	1,240	7/24/12	(12,123)
S&P 500 Index FLEX	57	1,250	7/25/12	(15,966)

Total Put Options Written
(premiums received $528,334)				$(98,461)

Other Assets, Less Liabilities — 0.0%(4)				$9,342

Net Assets — 100.0%				$43,984,696

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	- AmeriCredit Automobile Receivables Trust
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
FLEX	- FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GCCFC	- Greenwich Capital Commercial Funding Corp.
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
HAROT	- Honda Auto Receivables Owner Trust
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MSC	- Morgan Stanley Capital I
MTN	- Medium-Term Note
NASC	- Nomura Asset Securities Corp.

(1)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $601,902 or 1.4% of the Fund’s net assets.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

(4)	Amount is less than 0.05%.

See Notes to Financial Statements.
8

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $44,165,984)	$43,994,912
Affiliated investment, at value (identified cost, $949,301)	949,301
Interest receivable	148,176
Interest receivable from affiliated investment	121
Receivable for investments sold	72,230
Receivable for Fund shares sold	68,979
Receivable from affiliate	13,232

Total assets	$45,246,951

Liabilities

Written options outstanding, at value (premiums received, $1,042,817)	$968,859
Payable for investments purchased	118,584
Payable for Fund shares redeemed	68,336
Payable to affiliates:
Investment adviser fee and administration fee	40,607
Distribution and service fees	4,845
Trustees’ fees	865
Accrued expenses	60,159

Total liabilities	$1,262,255

Net Assets	$43,984,696

Sources of Net Assets

Paid-in capital	$40,435,693
Accumulated net realized gain	3,833,771
Accumulated net investment loss	(187,654)
Net unrealized depreciation	(97,114)

Net Assets	$43,984,696

Class A Shares

Net Assets	$19,895,042
Shares Outstanding	1,851,463
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.75
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.29

Class C Shares

Net Assets	$837,541
Shares Outstanding	78,963
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.61

Class I Shares

Net Assets	$23,252,113
Shares Outstanding	2,155,657
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
9

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Interest	$200,968
Interest allocated from affiliated investment	871
Expenses allocated from affiliated investment	(141)

Total investment income	$201,698

Expenses

Investment adviser and administration fee	$338,155
Distribution and service fees
Class A	39,455
Class C	2,796
Trustees’ fees and expenses	2,126
Custodian fee	49,256
Transfer and dividend disbursing agent fees	24,682
Legal and accounting services	29,938
Printing and postage	8,910
Registration fees	16,467
Miscellaneous	5,673

Total expenses	$517,458

Deduct —
Allocation of expenses to affiliate	$75,658
Reduction of custodian fee	11

Total expense reductions	$75,669

Net expenses	$441,789

Net investment loss	$(240,091)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,074,986)
Investment transactions allocated from affiliated investment	6
Written options	4,235,442

Net realized gain	$2,160,462

Change in unrealized appreciation (depreciation) —
Investments	$409,833
Written options	(684,515)

Net change in unrealized appreciation (depreciation)	$(274,682)

Net realized and unrealized gain	$1,885,780

Net increase in net assets from operations	$1,645,689

See Notes to Financial Statements.
10

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment loss	$(240,091)	$(472,721)
Net realized gain from investment transactions and written options	2,160,462	2,286,417
Net change in unrealized appreciation (depreciation) from investments and written options	(274,682)	77,571

Net increase in net assets from operations	$1,645,689	$1,891,267

Distributions to shareholders —
From net realized gain
Class A	—	(18,731)
Class C	—	(36)
Class I	—	(44,808)

Total distributions to shareholders	$—	$(63,575)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,873,689	$42,766,085
Class C	570,430	285,775
Class I	6,283,274	33,565,398
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	18,713
Class C	—	18
Class I	—	94
Cost of shares redeemed
Class A	(25,885,000)	(16,572,537)
Class C	(35,151)	(12,070)
Class I	(22,752,324)	(20,796,329)

Net increase (decrease) in net assets from Fund share transactions	$(30,945,082)	$39,255,147

Net increase (decrease) in net assets	$(29,299,393)	$41,082,839

Net Assets

At beginning of period	$73,284,089	$32,201,250

At end of period	$43,984,696	$73,284,089

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(187,654)	$52,437

See Notes to Financial Statements.
11

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Financial Highlights

	Class A

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$10.410		$10.040	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.047)		$(0.100)	$(0.028)
Net realized and unrealized gain	0.387		0.488	0.085

Total income from operations	$0.340		$0.388	$0.057

Less Distributions

From net realized gain	$—		$(0.018)	$(0.017)

Total distributions	$—		$(0.018)	$(0.017)

Net asset value — End of period	$10.750		$10.410	$10.040

Total Return(3)	3.27	%(4)	3.87%	0.57	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,895		$34,003	$7,080
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.55	%(7)	1.75%	1.75	%(7)
Net investment loss	(0.90	)%(7)	(0.98)%	(1.10	)%(7)
Portfolio Turnover	13	%(4)	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$10.320		$10.020	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.083)		$(0.176)	$(0.054)
Net realized and unrealized gain	0.373		0.494	0.091

Total income from operations	$0.290		$0.318	$0.037

Less Distributions

From net realized gain	$—		$(0.018)	$(0.017)

Total distributions	$—		$(0.018)	$(0.017)

Net asset value — End of period	$10.610		$10.320	$10.020

Total Return(3)	2.81	%(4)	3.18%	0.37	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$838		$283	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.30	%(7)	2.50%	2.50	%(7)
Net investment loss	(1.61	)%(7)	(1.73)%	(2.11	)%(7)
Portfolio Turnover	13	%(4)	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2012		Year Ended	Period Ended
	(Unaudited)		December 31, 2011	December 31, 2010(1)

Net asset value — Beginning of period	$10.440		$10.050	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.033)		$(0.076)	$(0.028)
Net realized and unrealized gain	0.383		0.484	0.095

Total income from operations	$0.350		$0.408	$0.067

Less Distributions

From net realized gain	$—		$(0.018)	$(0.017)

Total distributions	$—		$(0.018)	$(0.017)

Net asset value — End of period	$10.790		$10.440	$10.050

Total Return(3)	3.35	%(4)	4.06%	0.67	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,252		$38,998	$25,112
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.30	%(7)	1.50%	1.50	%(7)
Net investment loss	(0.64	)%(7)	(0.74)%	(1.09	)%(7)
Portfolio Turnover	13	%(4)	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2012, the year ended December 31, 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
14

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Option Absolute Return Strategy Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management, investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended June 30, 2012, the Fund’s investment adviser and administration fee amounted to $338,155 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its adviser and administration fee for sub-advisory services provided to the Fund. Effective January 1, 2012, EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.55%, 2.30% and 1.30% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2013. Thereafter, this agreement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $75,658 of the Fund’s operating expenses for the six months ended June 30, 2012.

16

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $1,347 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $348 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee paid or accrued to EVD for the six months ended June 30, 2012 amounted to $39,455 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2012, the Fund paid or accrued to EVD $2,097 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2012 amounted to $699 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended June 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$4,473,030	$5,219,166
U.S. Government and Agency Securities	2,686,237	20,462,567

	$7,159,267	$25,681,733

17

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2012	Year Ended
Class A	(Unaudited)	December 31, 2011

Sales	1,042,727	4,169,097
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,844
Redemptions	(2,457,370)	(1,609,768)

Net increase (decrease)	(1,414,643)	2,561,173

	Six Months Ended
	June 30, 2012	Year Ended
Class C	(Unaudited)	December 31, 2011

Sales	54,980	27,599
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2
Redemptions	(3,423)	(1,195)

Net increase	51,557	26,406

	Six Months Ended
	June 30, 2012	Year Ended
Class I	(Unaudited)	December 31, 2011

Sales	601,169	3,258,405
Issued to shareholders electing to receive payments of distributions in Fund shares	—	9
Redemptions	(2,180,690)	(2,022,317)

Net increase (decrease)	(1,579,521)	1,236,097

At June 30, 2012, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 24.6% and 12.1%, respectively, of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,912,307

Gross unrealized appreciation	$562,098
Gross unrealized depreciation	(530,192)

Net unrealized appreciation	$31,906

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The

18

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2012 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	2,530	$1,940,351
Options written	12,114	8,002,906
Options exercised	(3,529)	(2,484,848)
Options expired	(9,737)	(6,415,592)

Outstanding, end of period	1,378	$1,042,817

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Purchased options	$57,065	(1)	$—
Written options	—		(968,859	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Purchased options	$(2,065,870)	$174,740
Written options	4,235,442	(684,515)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding for the six months ended June 30, 2012, which is indicative of the volume of this derivative type, was approximately 1,900 contracts.

19

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

10 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$20,298,094	$—	$20,298,094
Commercial Mortgage-Backed Securities	—	2,401,395	—	2,401,395
Collateralized Mortgage Obligations	—	1,510,581	—	1,510,581
Asset-Backed Securities	—	826,653	—	826,653
U.S. Government Agency Obligations	—	16,946,188	—	16,946,188
U.S. Treasury Obligations	—	1,504,570	—	1,504,570
Call Options Purchased	10,972	19,401	—	30,373
Put Options Purchased	12,966	13,726	—	26,692
Certificates of Deposit	—	450,366	—	450,366
Short-Term Investments	—	949,301	—	949,301

Total Investments	$23,938	$44,920,275	$—	$44,944,213

Liability Description

Call Options Written	$(259,350)	$(611,048)	$—	$(870,398)
Put Options Written	(36,623)	(61,838)	—	(98,461)

Total	$(295,973)	$(672,886)	$—	$(968,859)

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Parametric Option Absolute Return Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the sub-advisory agreement as well as the Sub-Adviser’s business reputation. The Board considered the Sub-adviser’s options strategy, as well as its past experience in implementing such strategy. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

22

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

23

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Option Absolute Return Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Option Absolute Return Strategy Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4967-8/12	OARSSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: August 15, 2012

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President
Date: August 15, 2012